UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a)	The Report to Shareholders is filed herewith

Franklin Alternative Strategies Fund
Class A [FAAAX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$122	2.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alternative Strategies Fund	PAGE 1	68-STSR-0126

Franklin Alternative Strategies Fund
Class C [FASCX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$161	3.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alternative Strategies Fund	PAGE 1	520-STSR-0126

Franklin Alternative Strategies Fund
Class R [FSKKX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$136	2.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alternative Strategies Fund	PAGE 1	820-STSR-0126

Franklin Alternative Strategies Fund
Class R6 [FASRX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$108	2.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alternative Strategies Fund	PAGE 1	830-STSR-0126

Franklin Alternative Strategies Fund
Advisor Class [FABZX]
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$109	2.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$534,705,309
Total Number of Portfolio Holdings	829
Portfolio Turnover Rate	152.19%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	0.0	-0.0
Global Macro	122.9	-210.9
Long Short Equity	54.7	-38.9
Relative Value	52.6	-34.8
Strategic Overlay	8.1	-0.0
Total	238.3	-284.6
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Alternative Strategies Fund	PAGE 1	10-STSR-0126

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Alternative Strategies Fund
(formerly, K2 Alternative Strategies Fund)
Franklin Alternative Strategies Funds
Financial Statements and Other Important Information

Semi-Annual	| November 30, 2025

[This page intentionally left blank.]

2	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Financial Highlights
K2 Alternative Strategies Fund

	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
Class A
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.06	$11.67	$10.69	$11.16	$12.46	$11.19
Income from investment operations[a]:
Net investment income (loss)[b]	0.11	0.29	0.24	0.15	(0.06)	(0.08)
Net realized and unrealized gains (losses)	0.61	0.36	0.79	(0.32)	(0.68)	1.45
Total from investment operations	0.72	0.65	1.03	(0.17)	(0.74)	1.37
Less distributions from:
Net investment income	—	(0.69)	(0.05)	(0.21)	(0.06)	—
Net realized gains	—	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	—	(1.26)	(0.05)	(0.30)	(0.56)	(0.10)
Net asset value, end of period	$11.78	$11.06	$11.67	$10.69	$11.16	$12.46
Total return[c]	6.51%	5.86%	9.57%	(1.48)%	(6.25)%	12.25%
Ratios to average net assets[d]
Expenses before waiver, payments by affiliates and expense reduction[e]	2.69%	2.69%	2.83%	2.82%	2.75%	2.82%
Expenses net of waiver, payments by affiliates and expense reduction[e]	2.36%	2.40%	2.57%	2.64%	2.60%[f]	2.64%
Expenses incurred in connection with securities sold short	0.41%	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	1.97%	2.57%	2.22%	1.31%	(0.49)%	(0.67)%
Supplemental data
Net assets, end of period (000’s)	$56,979	$56,487	$63,320	$76,464	$94,580	$102,138
Portfolio turnover rate	152.19%	266.59%	257.70%	225.53%	177.61%	236.64%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	3

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS
K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
Class C
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.66	$11.27	$10.35	$10.80	$12.11	$10.95
Income from investment operations[a]:
Net investment income (loss)[b]	0.07	0.20	0.15	0.06	(0.15)	(0.15)
Net realized and unrealized gains (losses)	0.58	0.34	0.77	(0.31)	(0.66)	1.41
Total from investment operations	0.65	0.54	0.92	(0.25)	(0.81)	1.26
Less distributions from:
Net investment income	—	(0.58)	—	(0.11)	—	—
Net realized gains	—	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	—	(1.15)	—	(0.20)	(0.50)	(0.10)
Net asset value, end of period	$11.31	$10.66	$11.27	$10.35	$10.80	$12.11
Total return[c]	6.10%	5.04%	8.69%	(2.12)%	(7.06)%	11.51%
Ratios to average net assets[d]
Expenses before waiver, payments by affiliates and expense reduction[e]	3.45%	3.44%	3.60%	3.57%	3.50%	3.54%
Expenses net of waiver, payments by affiliates and expense reduction[e]	3.11%	3.15%	3.33%	3.39%	3.35%[f]	3.36%
Expenses incurred in connection with securities sold short	0.41%	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	1.22%	1.82%	1.46%	0.55%	(1.24)%	(1.39)%
Supplemental data
Net assets, end of period (000’s)	$3,758	$4,922	$7,957	$15,720	$24,486	$31,541
Portfolio turnover rate	152.19%	266.59%	257.70%	225.53%	177.61%	236.64%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f Benefit of expense reduction rounds to less than 0.01%.

4	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS
K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
Class R
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.10	$11.73	$10.73	$11.13	$12.44	$11.20
Income from investment operations[a]:
Net investment income (loss)[b]	0.10	0.27	0.22	0.10	(0.08)	(0.11)
Net realized and unrealized gains (losses)	0.61	0.34	0.80	(0.31)	(0.68)	1.45
Total from investment operations	0.71	0.61	1.02	(0.21)	(0.76)	1.34
Less distributions from:
Net investment income	—	(0.67)	(0.02)	(0.10)	(0.05)	—
Net realized gains	—	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	—	(1.24)	(0.02)	(0.19)	(0.55)	(0.10)
Net asset value, end of period	$11.81	$11.10	$11.73	$10.73	$11.13	$12.44
Total return[c]	6.31%	5.40%	9.30%	(1.65)%	(6.50)%	11.97%
Ratios to average net assets[d]
Expenses before waiver, payments by affiliates and expense reduction[e]	2.96%	2.94%	3.07%	3.07%	3.04%	3.06%
Expenses net of waiver, payments by affiliates and expense reduction[e]	2.62%	2.65%	2.82%	2.89%	2.85%[f]	2.88%
Expenses incurred in connection with securities sold short	0.42%	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	1.72%	2.32%	1.97%	1.05%	(0.78)%	(0.91)%
Supplemental data
Net assets, end of period (000’s)	$250	$442	$348	$351	$811	$840
Portfolio turnover rate	152.19%	266.59%	257.70%	225.53%	177.61%	236.64%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	5

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS
K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
Class R6
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.15	$11.77	$10.78	$11.27	$12.58	$11.25
Income from investment operations[a]:
Net investment income (loss)[b]	0.13	0.33	0.29	0.18	(0.02)	(0.04)
Net realized and unrealized gains (losses)	0.62	0.35	0.79	(0.33)	(0.69)	1.47
Total from investment operations	0.75	0.68	1.08	(0.15)	(0.71)	1.43
Less distributions from:
Net investment income	—	(0.73)	(0.09)	(0.25)	(0.10)	—
Net realized gains	—	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	—	(1.30)	(0.09)	(0.34)	(0.60)	(0.10)
Net asset value, end of period	$11.90	$11.15	$11.77	$10.78	$11.27	$12.58
Total return[c]	6.64%	6.08%	10.03%	(1.20)%	(6.05)%	12.61%
Ratios to average net assets[d]
Expenses before waiver, payments by affiliates and expense reduction[e]	2.36%	2.37%	2.47%	2.48%	2.44%	2.50%
Expenses net of waiver, payments by affiliates and expense reduction[e]	2.08%	2.12%	2.26%	2.36%	2.32%[f]	2.32%
Expenses incurred in connection with securities sold short	0.41%	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	2.31%	2.89%	2.54%	1.64%	(0.18)%	(0.35)%
Supplemental data
Net assets, end of period (000’s)	$112,063	$113,808	$124,279	$44,192	$47,851	$27,471
Portfolio turnover rate	152.19%	266.59%	257.70%	225.53%	177.61%	236.64%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f Benefit of expense reduction rounds to less than 0.01%.

6	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS
K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.14	$11.76	$10.76	$11.24	$12.55	$11.23
Income from investment operations[a]:
Net investment income (loss)[b]	0.13	0.33	0.27	0.17	(0.03)	(0.05)
Net realized and unrealized gains (losses)	0.62	0.34	0.81	(0.32)	(0.69)	1.47
Total from investment operations	0.75	0.67	1.08	(0.15)	(0.72)	1.42
Less distributions from:
Net investment income	—	(0.72)	(0.08)	(0.24)	(0.09)	—
Net realized gains	—	(0.57)	—	(0.09)	(0.50)	(0.10)
Total distributions	—	(1.29)	(0.08)	(0.33)	(0.59)	(0.10)
Net asset value, end of period	$11.89	$11.14	$11.76	$10.76	$11.24	$12.55
Total return[c]	6.64%	6.01%	9.87%	(1.21)%	(6.05)%	12.55%
Ratios to average net assets[d]
Expenses before waiver, payments by affiliates and expense reduction[e]	2.44%	2.44%	2.60%	2.57%	2.50%	2.57%
Expenses net of waiver, payments by affiliates and expense reduction[e]	2.11%	2.15%	2.33%	2.39%	2.35%[f]	2.39%
Expenses incurred in connection with securities sold short	0.41%	0.45%	0.47%	0.45%	0.40%	0.44%
Net investment income (loss)	2.22%	2.82%	2.46%	1.55%	(0.24)%	(0.42)%
Supplemental data
Net assets, end of period (000’s)	$361,655	$345,450	$438,766	$710,974	$1,099,387	$1,152,105
Portfolio turnover rate	152.19%	266.59%	257.70%	225.53%	177.61%	236.64%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	7

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Schedule of Investments, November 30, 2025 (unaudited)
K2 Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 18.8%
	Aerospace & Defense 0.0%†
[a]	Satellogic Inc., A, 1/25/27, wts.	United States	2,058	$338
	Airlines 0.2%
[a,b]	United Airlines Holdings Inc.	United States	10,981	1,119,623
	Automobile Components 0.1%
	BorgWarner Inc.	United States	11,775	507,031
	Automobiles 0.3%
[a]	Stellantis NV	United States	129,081	1,381,269
	Biotechnology 5.1%
[a]	Alnylam Pharmaceuticals Inc.	United States	4,183	1,887,495
[a]	Apogee Therapeutics Inc.	United States	18,266	1,314,604
[a,c]	Arcutis Biotherapeutics Inc.	United States	87,067	2,668,604
[a]	Argenx SE, ADR	Netherlands	2,601	2,372,060
[a]	Avidity Biosciences Inc.	United States	5,456	391,195
[a]	Beone Medicines Ltd., ADR	United States	3,101	1,056,232
[a]	Disc Medicine Inc., A	United States	9,694	905,032
[a]	Insmed Inc.	United States	10,805	2,244,955
[a,c]	Kymera Therapeutics Inc.	United States	18,583	1,261,414
[a]	Maplight Therapeutics Inc.	United States	1,015	13,834
[a]	Mineralys Therapeutics Inc.	United States	29,508	1,272,385
[a]	Neurocrine Biosciences Inc.	United States	9,102	1,384,960
[a]	NewAmsterdam Pharma Co. NV	Netherlands	42,845	1,769,499
[a]	Rhythm Pharmaceuticals Inc.	United States	9,966	1,087,191
[a,c]	Scholar Rock Holding Corp.	United States	38,655	1,703,139
[a]	Travere Therapeutics Inc.	United States	30,642	1,085,033
[a]	uniQure NV	Netherlands	44,882	1,234,704
[a]	Vaxcyte Inc.	United States	27,515	1,365,019
[a]	Vertex Pharmaceuticals Inc.	United States	2,134	925,324
[a]	Xenon Pharmaceuticals Inc.	Canada	31,324	1,400,809
				27,343,488
	Building Products 0.4%
[a]	Johnson Controls International PLC	United States	17,333	2,016,001
	Communications Equipment 0.0%†
[a]	Commscope Holding Co. Inc.	United States	3,000	59,220
[a,d]	Riverbed Technology, Inc.	United States	1,499	—
				59,220
	Construction & Engineering 0.8%
[a]	Mastec Inc.	United States	12,249	2,619,816
	Quanta Services Inc.	United States	3,497	1,625,685
				4,245,501
	Consumer Discretionary 0.0%†
[a]	Vinty Holding 5 SA	Luxembourg	11,369,458	34,108
	Diversified Telecommunication Services 0.1%
[a,b]	Uniti Group Inc.	United States	55,873	355,911

8	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Electric Utilities 2.6%
	Constellation Energy Corp.	United States	9,228	$3,362,314
[b]	Edison International	United States	5,156	303,637
[b]	Entergy Corp.	United States	26,004	2,535,910
[b]	Exelon Corp.	United States	26,933	1,269,083
[b]	FirstEnergy Corp.	United States	23,425	1,117,841
[b]	NextEra Energy Inc.	United States	27,394	2,363,828
[b]	PG&E Corp.	United States	27,445	442,414
[b]	Xcel Energy Inc.	United States	30,767	2,526,278
				13,921,305
	Electrical Equipment 0.9%
[a,b]	Array Technologies Inc.	United States	35,918	269,744
[a,b]	Enovix Corp.	United States	94,726	737,916
[a,c]	Eos Energy Enterprises Inc.	United States	43,385	652,944
	Fujikura Ltd.	Japan	5,292	612,689
	Mitsubishi Electric Corp.	Japan	61,187	1,655,059
[a]	Nextpower Inc., A	United States	9,251	847,577
	Nidec Corp.	Japan	16,456	207,772
				4,983,701
	Electronic Equipment, Instruments & Components 0.4%
[a]	Aeva Technologies Inc.	United States	10,828	120,732
[a]	Coherent Corp.	United States	6,521	1,071,140
[a]	Flex Ltd.	United States	15,201	898,531
				2,090,403
	Financial Services 0.1%
[a]	DSG TopCo Inc.	United States	27,996	431,320
[a,d]	Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[d]	Pershing Square Tontine Holdings Ltd., A, 12/31/33, Contingent Value, rts.	United States	10,707	—
[a,d]	Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	—
[a]	Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	37
				431,357
	Ground Transportation 0.0%†
[a,c]	Hertz Global Holdings Inc.	United States	3,643	19,089
	Health Care Equipment & Supplies 0.7%
[a]	Edwards Lifesciences Corp.	United States	24,761	2,146,036
	GE Healthcare Technologies Inc.	United States	6,497	519,695
[a]	Solventum Corp.	United States	15,100	1,287,426
				3,953,157
	Health Care Providers & Services 0.8%
[a]	Community Health Systems Inc.	United States	78,596	271,942
	CVS Health Corp.	United States	23,238	1,867,406
[a]	Genedx Holdings Corp., A	United States	3,488	582,322
[a,c]	Guardant Health Inc.	United States	16,346	1,772,233
				4,493,903
	Hotels, Restaurants & Leisure 0.0%†
[a,e]	Delivery Hero SE, A, 144A	South Korea	8,629	201,127
[a,d]	HomeToGo SE, 12/31/25, wts.	Luxembourg	716	—
				201,127

franklintempleton.com	Semiannual Report	9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Industrial Conglomerates 0.4%
	3M Co.	United States	12,645	$2,175,572
	Interactive Media & Services 0.1%
[g]	Tencent Holdings Ltd.	China	3,924	310,035
	IT Services 0.0%†
[a]	Brand Engagement Network Inc., A, 3/14/29, wts.	United States	241	12
	Life Sciences Tools & Services 2.3%
	Agilent Technologies Inc.	United States	15,860	2,434,510
	Danaher Corp., W	United States	12,897	2,924,782
[a]	ICON PLC	United States	7,562	1,398,970
	Lonza Group AG	Switzerland	2,674	1,835,101
[a]	Stevanato Group SpA	Italy	58,007	1,355,043
	Thermo Fisher Scientific Inc.	United States	4,154	2,454,308
				12,402,714
	Machinery 0.4%
[b]	Caterpillar Inc.	United States	2,026	1,166,490
	Ihi Corp.	Japan	41,213	735,735
[a,d]	Maxeon Solar Technologies, 1/15/28, wts.	United States	32,750	677
				1,902,902
	Media 0.2%
[a,b]	Echostar Corp., A	United States	12,902	945,587
[a]	Optimum Communications Inc., A	United States	59,384	112,830
				1,058,417
	Metals & Mining 0.0%†
[a,d]	Samarco Mineracao SA Escrow	Brazil	384,000	14,908
	Multi-Utilities 0.0%†
[a]	CMS Energy Corp.	United States	29	2,188
	Oil, Gas & Consumable Fuels 0.2%
[a,d,f]	Gazprom PJSC	Russia	615,160	—
[a]	Nabors Energy Transition Corp. II, 9/05/28, wts.	United States	2,168	3
	PetroChina Co. Ltd., H	China	286,257	319,919
	The Williams Cos. Inc.	United States	13,067	796,172
				1,116,094
	Pharmaceuticals 1.9%
	AstraZeneca PLC, ADR	United Kingdom	16,074	1,490,381
[a,c]	Crinetics Pharmaceuticals Inc.	United States	22,688	1,033,665
	Eli Lilly & Co.	United States	1,631	1,754,092
[a]	Jazz Pharmaceuticals PLC	United States	666	117,569
[a]	Tarsus Pharmaceuticals Inc.	United States	28,057	2,243,438
[a]	Teva Pharmaceutical Industries Ltd., ADR	Israel	56,451	1,517,967
	UCB SA	Belgium	7,939	2,218,392
				10,375,504
	Professional Services 0.2%
[a,b]	Falcon’s Beyond Global, Inc., A, 3/16/26, wts.	United States	180	324
[b]	Ul Solutions Inc., A	United States	11,037	1,006,685
				1,007,009
	Real Estate Management & Development 0.0%†
[a,b,d]	Conx Corp., A, 10/30/27, wts.	United States	14,679	—

10	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Semiconductors & Semiconductor Equipment 0.3%
[a]	First Solar Inc.	United States	1,037	$283,018
[a,b]	SolarEdge Technologies Inc.	United States	24,559	897,140
[a]	Wolfspeed Inc.	United States	9,350	189,618
				1,369,776
	Software 0.0%†
[a]	Q2 Holdings Inc.	United States	159	11,469
	Specialty Retail 0.3%
[a]	Carmax Inc.	United States	16,777	648,599
[a]	Carvana Co., A	United States	1,755	657,248
[a]	Douglas AG	Germany	5,297	76,116
[a]	Gamestop Corp., 10/30/26, wts.	United States	1,438	4,803
[a]	Teract SA, 7/21/26, wts.	France	3,920	5
[a]	Wayfair Inc., A	United States	400	44,320
				1,431,091
	Wireless Telecommunication Services 0.0%†
	Freenet AG	Germany	1,033	34,219
	Total Common Stocks and Other Equity Interests (Cost $76,375,055)			100,368,442

			Principal Amount*
	Convertible Bonds 17.9%
	Aerospace & Defense 0.1%
[e]	Astronics Corp., senior note, 144A, zero cpn., 1/15/31	United States	165,000		192,505
[e]	Voyager Technologies Inc., senior note, 144A, 0.75%, 11/15/30	United States	72,000		70,380
					262,885
	Automobile Components 0.1%
[e]	Indie Semiconductor Inc., senior note, 144A, 4.50%, 11/15/27	China	345,000		353,038
	Automobiles 0.0%†
	Ford Motor Co., senior note, zero cpn., 3/15/26	United States	35,000		36,956
	Biotechnology 1.5%
[e]	Alnylam Pharmaceuticals Inc., senior note, 144A, zero cpn., 9/15/28	United States	14,000		13,956
	Ani Pharmaceuticals Inc., senior note, 2.25%, 9/01/29	United States	200,000		266,000
[c]	BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	775,000		742,140
	Bridgebio Pharma Inc., senior note, 2.50%, 3/15/27	United States	568,000		1,018,662
	Dynavax Technologies Corp., senior note,
	2.50%, 5/15/26	United States	139,000		160,371
	[b,e]144A, 2.00%, 3/15/30	United States	312,000		301,361
	Exact Sciences Corp., senior note,
	0.375%, 3/15/27	United States	768,000		799,099
	[b]0.375%, 3/01/28	United States	782,000		802,792
	Guardant Health Inc., senior note, 1.25%, 2/15/31	United States	28,000		53,521
[b]	Mirum Pharmaceuticals Inc., senior note, 4.00%, 5/01/29	United States	431,000		1,038,634
[e]	Pharming Group NV, senior note, Reg S, 4.50%, 4/25/29	Netherlands	100,000	EUR	161,522
	PTC Therapeutics Inc., senior note, 1.50%, 9/15/26	United States	655,000		1,081,700
[c]	Transmedics Group Inc., senior note, 1.50%, 6/01/28	United States	576,000		984,184
					7,423,942

franklintempleton.com	Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Broadline Retail 0.0%†
[b,g]	Alibaba Group Holding Ltd., senior note, 0.50%, 6/01/31	China	14,000	$23,093
	Building Products 0.1%
	Patrick Industries Inc., senior note, 1.75%, 12/01/28	United States	173,000	293,954
	Capital Markets 0.0%†
[b]	Coinbase Global Inc., senior note, 0.50%, 6/01/26	United States	224,000	232,803
	Chemicals 0.0%†
[b]	Amyris Inc., senior note, zero cpn., 11/15/26	United States	1,108,000	9,972
	Commercial Services & Supplies 0.1%
[e]	The Hertz Corp., senior note, 144A, 5.50%, 10/01/30	United States	261,000	207,093
[e]	Pitney Bowes Inc., senior note, 144A, 1.50%, 8/15/30	United States	176,000	170,518
				377,611
	Communications Equipment 1.4%
	Comcast Holdings Corp.,
	senior bond, 2.00%, 10/15/29	United States	386,500	244,461
	sub. bond, 2.00%, 11/15/29	United States	338,600	241,252
	InterDigital Inc., senior note, 3.50%, 6/01/27	United States	808,000	3,742,416
	Lumentum Holdings Inc., senior note,
	0.50%, 12/15/26	United States	773,000	2,541,877
	1.50%, 12/15/29	United States	136,000	637,432
				7,407,438
	Computers 0.1%
[e]	Lumentum Holdings Inc., senior note, 144A, 0.375%, 3/15/32	United States	71,000	135,178
[e]	Zscaler Inc., senior note, 144A, zero cpn., 7/15/28	United States	514,000	492,165
				627,343
	Construction & Engineering 0.3%
[b]	Fluor Corp., senior note, 1.125%, 8/15/29	United States	322,000	382,762
	Granite Construction Inc., senior note, 3.75%, 5/15/28	United States	361,000	863,809
				1,246,571
	Consumer Cyclical 0.1%
[b,g]	H World Group Ltd., senior note, 3.00%, 5/01/26	China	384,000	482,787
	Consumer Finance 0.5%
[b]	Encore Capital Group Inc., senior note, 4.00%, 3/15/29	United States	392,000	422,495
[e]	EZCORP Inc., senior note, 144A, 3.75%, 12/15/29	United States	71,000	131,183
[e]	SoFi Technologies Inc., senior note, 144A,
	1.25%, 3/15/29	United States	393,000	1,253,670
	zero cpn., 10/15/26	United States	455,000	645,304
				2,452,652
	Cosmetics & Personal Care 0.0%†
[e]	Oddity Finance LLC, senior note, 144A, zero cpn., 6/15/30	United States	128,000	110,169
	Diversified Consumer Services 0.3%
	Affirm Holdings Inc., senior note,
	[b,e]144A, 0.75%, 12/15/29	United States	311,000	333,706
	zero cpn., 11/15/26	United States	654,000	629,451
	Stride Inc., senior note, 1.125%, 9/01/27	United States	201,000	270,345
				1,233,502
	Diversified Financial Services 0.5%
[c,e]	Cleanspark Inc., senior note, 144A, zero cpn., 6/15/30	United States	14,000	18,134
[e]	Coinbase Global Inc., senior note, 144A, zero cpn., 10/01/29	United States	250,000	246,850

12	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Diversified Financial Services (continued)
[e]	Galaxy Digital Holdings LP, senior note, 144A,
	[b]3.00%, 12/15/26	United States	500,000	$589,906
	[c]2.50%, 12/01/29	United States	500,000	706,577
	0.50%, 5/01/31	United States	14,000	11,691
[e]	Terawulf Inc., senior note, 144A, 2.75%, 2/01/30	United States	405,000	830,387
[b]	Upstart Holdings Inc., senior note, 2.00%, 10/01/29	United States	249,000	314,105
				2,717,650
	Diversified Telecommunication Services 0.2%
[b,e]	A10 Networks Inc., senior note, 144A, 2.75%, 4/01/30	United States	129,000	132,901
[e]	Ast Spacemobile Inc., senior note, 144A, 4.25%, 3/01/32	United States	129,000	305,864
[b,e]	Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	632,000	566,272
				1,005,037
	Electric Utilities 0.4%
	Duke Energy Corp., senior note, 4.125%, 4/15/26	United States	143,000	153,429
[b,h]	Echostar Corp., senior secured note, PIK, 3.875%, 11/30/30	United States	781,503	1,845,579
	Evergy Inc., senior note, 4.50%, 12/15/27	United States	212,000	273,353
				2,272,361
	Electrical Equipment 0.9%
	Bloom Energy Corp., senior note,
	3.00%, 6/01/28	United States	401,000	2,347,539
	3.00%, 6/01/29	United States	498,000	2,646,123
				4,993,662
	Electronic Equipment, Instruments & Components 0.2%
[b]	Applied Optoelectronics Inc., senior note, 2.75%, 1/15/30	United States	111,000	113,651
[b,e]	Enovix Corp., senior note, 144A, 4.75%, 9/15/30	United States	186,000	183,619
	OSI Systems Inc., senior note,
	[b]2.25%, 8/01/29	United States	94,000	143,949
	[e]144A, 0.50%, 2/01/31	United States	28,000	28,235
	PAR Technology Corp., senior note,
	2.875%, 4/15/26	United States	36,000	37,238
	[b]1.50%, 10/15/27	United States	323,000	312,448
				819,140
	Energy Equipment & Services 0.0%†
	TETRA Tech Inc., senior note, 2.25%, 8/15/28	United States	35,000	38,540
	Energy-Alternate Sources 0.0%†
[e]	Eos Energy Enterprises Inc., senior note, 144A, 1.75%, 12/01/31	United States	7,000	7,847
[e]	Plug Power Inc., senior note, 144A, 6.75%, 12/01/33	United States	71,000	69,327
	Solaredge Technologies Inc., senior note, 2.25%, 7/01/29	United States	14,000	18,927
				96,101
	Entertainment 0.0%†
[e]	Live Nation Entertainment Inc., senior note, 144A, 2.875%, 1/15/30	United States	107,000	108,337
	Equity Real Estate Investment Trusts (REITs) 0.0%†
[e]	Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.75%, 8/15/28	United States	143,000	192,878
	Financial Services 1.4%
[g]	Bit Digital Inc., senior note, 4.00%, 10/01/30	United States	78,000	69,215
[e]	Bitdeer Technologies Group, senior note, 144A, 4.00%, 11/15/31	United States	163,000	169,569
	Cipher Mining Inc., senior note,
	1.75%, 5/15/30	United States	236,000	1,104,032
	[e]144A, zero cpn., 10/01/31	United States	238,000	353,207
[e]	Cleanspark Inc., senior note, 144A, zero cpn., 2/15/32	United States	370,000	366,374

franklintempleton.com	Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Financial Services (continued)
[e]	Iren Ltd., senior note, 144A,
	[b]3.25%, 6/15/30	Australia	391,000	$1,176,128
	3.50%, 12/15/29	Australia	902,000	3,304,928
	zero cpn., 7/01/31	Australia	14,000	12,420
[e]	Mara Holdings Inc., senior note, 144A, zero cpn., 8/01/32	United States	270,000	218,484
[e]	Riot Platforms Inc., senior note, 144A, 0.75%, 1/15/30	United States	71,000	94,608
[e]	Terawulf Inc., senior note, 144A, zero cpn., 5/01/32	United States	14,000	14,257
	Wisdomtree Inc., senior note, 3.25%, 8/15/29	United States	647,000	736,561
				7,619,783
	Food & Beverage 0.1%
[b,e]	The Cheesecake Factory Inc., senior note, 144A, 2.00%, 3/15/30	United States	179,000	170,964
[b]	MGP Ingredients Inc., senior bond, 1.875%, 11/15/41	United States	437,000	421,705
				592,669
	Food & Staples Retailing 0.0%†
[e]	JBT Marel Corp., senior note, 144A, 0.375%, 9/15/30	United States	35,000	34,652
	Food Products 0.0%†
	JBT Marel Corp., senior note, 0.25%, 5/15/26	United States	129,000	130,780
	Health Care Equipment & Supplies 0.6%
[b]	Alphatec Holdings Inc., senior note,
	0.75%, 8/01/26	United States	227,000	295,526
	[e]144A, 0.75%, 3/15/30	United States	388,000	625,805
[c]	Conmed Corp., senior note, 2.25%, 6/15/27	United States	839,000	802,034
[b]	DexCom Inc., senior note, 0.375%, 5/15/28	United States	452,000	412,784
	Enovis Corp., senior note, 3.875%, 10/15/28	United States	31,000	30,805
[e]	Exact Sciences Corp., senior note, 144A, 2.00%, 3/01/30	United States	14,000	19,378
	Haemonetics Corp., senior note, 2.50%, 6/01/29	United States	142,000	147,368
	Lantheus Holdings Inc., senior note, 2.625%, 12/15/27	United States	280,000	309,470
[e]	Lemaitre Vascular Inc., senior note, 144A, 2.50%, 2/01/30	United States	92,000	93,058
[b]	Livanova PLC, senior note, 2.50%, 3/15/29	United States	497,000	587,255
[e]	Omnicell Inc., senior note, 144A, 1.00%, 12/01/29	United States	70,000	69,282
				3,392,765
	Health Care Providers & Services 0.2%
	Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	931,000	1,019,190
	Health Care Technology 0.3%
	Bill Holdings Inc., senior note, zero cpn., 4/01/27	United States	49,000	46,661
[b]	Irhythm Technologies Inc., senior note, 1.50%, 9/01/29	United States	114,000	165,370
[b]	Nutanix Inc., senior note,
	0.25%, 10/01/27	United States	100,000	107,889
	[e]144A, 0.50%, 12/15/29	United States	572,000	536,193
	Pros Holdings Inc., senior note,
	2.25%, 9/15/27	United States	96,000	95,256
	[b,e]144A, 2.50%, 7/01/30	United States	409,000	533,005
	Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	165,000	156,172
	Unity Software Inc., senior note, zero cpn., 11/15/26	United States	234,000	224,816
				1,865,362
	Hotel & Resort REITs 0.1%
	Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	136,000	130,904
	Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	668,000	663,324
				794,228
	Hotels, Restaurants & Leisure 0.3%
[e]	Cracker Barrel Old Country Store Inc., senior note, 144A, 1.75%, 9/15/30	United States	35,000	$26,901

14	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Hotels, Restaurants & Leisure (continued)
	Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	492,000	444,030
	Marriott Vacations Worldwide Corp., senior note, 3.25%, 12/15/27	United States	114,000	108,311
[c]	Shake Shack Inc., senior note, zero cpn., 3/01/28	United States	36,000	33,634
[g]	Trip.com Group Ltd., senior note, 0.75%, 6/15/29	China	780,000	949,451
				1,562,327
	Insurance 0.1%
[e]	Ping An Insurance Group Co. of China Ltd., senior note, Reg S, 0.875%, 7/22/29	China	200,000	287,200
	Interactive Media & Services 0.0%†
	Snap Inc., senior note, 0.125%, 3/01/28	United States	219,000	198,255
	Internet & Direct Marketing Retail 0.4%
[e]	Doordash Inc., senior note, 144A, zero cpn., 5/15/30	United States	38,000	37,548
[b]	Etsy Inc., senior note, 0.25%, 6/15/28	United States	720,000	642,060
	Grab Holdings Ltd., senior note, zero cpn., 6/15/30	Singapore	143,000	157,196
[e]	Hims & Hers Health Inc., senior note, 144A, zero cpn., 5/15/30	United States	36,000	33,643
[e]	Opendoor Technologies Inc., senior note, 144A, 7.00%, 5/15/30	United States	66,000	337,280
[e]	Uber Technologies Inc., senior secured note, 144A, zero cpn., 5/15/28	United States	14,000	13,954
[e]	Wix.Com Ltd., senior note, 144A, zero cpn., 9/15/30	Israel	35,000	30,010
[b]	Ziff Davis Inc., senior note,
	1.75%, 11/01/26	United States	348,000	337,996
	[e]144A, 3.625%, 3/01/28	United States	648,000	629,861
				2,219,548
	IT Services 2.1%
[b]	Akamai Technologies Inc., senior note,
	0.375%, 9/01/27	United States	119,000	121,060
	1.125%, 2/15/29	United States	289,000	289,093
[b,e]	Applied Digital Corp., senior note, 144A, 2.75%, 6/01/30	United States	517,000	1,515,611
	Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	659,000	782,167
[e]	Core Scientific Inc., senior note, 144A, 3.00%, 9/01/29	United States	444,000	772,380
	Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	101,000	97,339
[e]	Par Technology Corp., senior note, 144A, 1.00%, 1/15/30	United States	22,000	18,750
[b]	Rapid7 Inc., senior note, 0.25%, 3/15/27	United States	429,000	403,796
	Seagate HDD Cayman, senior note, 3.50%, 6/01/28	United States	636,000	2,139,969
[b]	Shift4 Payments Inc., senior note, 0.50%, 8/01/27	United States	623,000	614,356
	Western Digital Corp., senior note, 3.00%, 11/15/28	United States	1,042,000	4,531,345
				11,285,866
	Leisure Products 0.2%
[b,e]	NCL Corp. Ltd., senior note, 144A, 0.75%, 9/15/30	United States	429,000	385,832
	Peloton Interactive Inc., senior note,
	5.50%, 12/01/29	United States	202,000	362,514
	zero cpn., 2/15/26	United States	501,000	491,606
				1,239,952
	Life Sciences Tools & Services 0.0%†
	Inotiv Inc., senior note, 3.25%, 10/15/27	United States	244,000	59,628
[e]	Tempus AI Inc., senior note, 144A, 0.75%, 7/15/30	United States	113,000	139,554
				199,182
	Machinery 0.1%
[b]	The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	361,000	382,750

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Media 0.3%
	Liberty Interactive LLC,
	senior bond, 4.00%, 11/15/29	United States	501,000		$32,565
	senior note, 3.75%, 2/15/30	United States	860,000		60,200
[e]	Liberty Media Corp., senior bond, 144A, 2.375%, 9/30/53	United States	532,000		722,634
[b]	Sirius XM Holdings Inc., senior note, 3.75%, 3/15/28	United States	801,000		821,025
					1,636,424
	Metals & Mining 0.3%
[e]	B2gold Corp., senior note, 144A, 2.75%, 2/01/30	Canada	501,000		813,744
	Equinox Gold Corp., senior note, 4.75%, 10/15/28	Canada	106,000		246,121
[b]	Fortuna Mining Corp., senior note, 3.75%, 6/30/29	Canada	212,000		369,410
[e]	Mcewen Inc., senior note, 144A, 5.25%, 8/15/30	Canada	43,000		81,997
	Silvercorp Metals Inc., senior note, 4.75%, 12/15/29	China	71,000		137,115
	SSR Mining Inc., senior bond, 2.50%, 4/01/39	Canada	14,000		19,114
					1,667,501
	Oil, Gas & Consumable Fuels 0.1%
	Solaris Energy Infrastructure Inc., senior note,
	4.75%, 5/01/30	United States	229,000		471,740
	[b]0.25%, 10/01/31	United States	165,000		181,515
					653,255
	Pharmaceuticals 0.3%
	Amphastar Pharmaceuticals Inc., senior note, 2.00%, 3/15/29	United States	36,000		33,181
	Ascendis Pharma A/S, senior note, 2.25%, 4/01/28	Denmark	121,000		171,572
[b]	Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	206,000		292,584
[e]	Cormedix Inc., senior note, 144A, 4.00%, 8/01/30	United States	165,000		179,685
[b]	Jazz Investments I Ltd., senior note, 2.00%, 6/15/26	United States	488,000		579,167
[b]	Pacira Biosciences Inc., senior note, 2.125%, 5/15/29	United States	436,000		426,514
					1,682,703
	Professional Services 0.2%
[b]	Dayforce Inc., senior note, 0.25%, 3/15/26	United States	997,000		981,796
	Real Estate Management & Development 0.1%
[e]	Kaisa Group Holdings Ltd., senior secured note, 144A, zero cpn.,
	12/31/25	China	34,091		639
	12/31/26	China	45,451		693
	12/31/27	China	56,816		426
	12/31/28	China	90,902		568
	12/31/29	China	90,902		568
	12/31/30	China	113,628		423
	12/31/31	China	113,628		426
	12/31/32	China	214,367		2,680
[e]	Pebblebrook Hotel Trust, senior note, 144A, 1.625%, 1/15/30	United States	152,000		147,212
[e]	Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	296,000	CAD	213,513
					367,148
	Retail REITs 0.0%†
[e]	Kite Realty Group LP, senior note, 144A, 0.75%, 4/01/27	United States	36,000		37,322
	Semiconductors & Semiconductor Equipment 1.1%
[e]	Camtek Ltd., senior note, 144A, zero cpn., 9/15/30	Israel	14,000		15,950
[e]	COHU Inc., senior note, 144A, 1.50%, 1/15/31	United States	71,000		80,953
	Impinj Inc., senior note, 1.125%, 5/15/27	United States	254,000		408,162
[b,e]	Indie Semiconductor Inc., senior note, 144A, 3.50%, 12/15/29	China	333,000		349,117
	Macom Technology Solutions Holdings Inc., senior note, 0.25%, 3/15/26	United States	285,000		606,881
[b]	Microchip Technology Inc., senior note, 0.75%, 6/01/30	United States	637,000		614,705

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Semiconductors & Semiconductor Equipment (continued)
	MKS Inc., senior note, 1.25%, 6/01/30	United States	222,000	$279,984
	On Semiconductor Corp., senior note,
	[b]0.50%, 3/01/29	United States	761,000	708,324
	zero cpn., 5/01/27	United States	877,000	1,010,592
[b]	Penguin Solutions Inc., senior note,
	2.00%, 2/01/29	United States	451,000	529,940
	2.00%, 8/15/30	United States	380,000	394,265
	Semtech Corp., senior note, 1.625%, 11/01/27	United States	209,000	428,082
[b]	Veeco Instruments Inc., senior note, 2.875%, 6/01/29	United States	316,000	398,029
	Vishay Intertechnology Inc., senior note, 2.25%, 9/15/30	United States	71,000	62,947
	Wolfspeed Inc., secured note, 2.50%, 6/15/31	United States	37,000	62,877
				5,950,808
	Software 1.7%
[b,e]	Akamai Technologies Inc., senior note, 144A, 0.25%, 5/15/33	United States	142,000	159,991
[e]	Alkami Technology Inc., senior note, 144A, 1.50%, 3/15/30	United States	18,000	18,069
[e]	Bigbear.Ai Holdings Inc., senior secured note, 144A, 6.00%, 12/15/29	United States	126,000	241,589
[e]	Bill Holdings Inc., senior note, 144A, zero cpn., 4/01/30	United States	250,000	226,840
	Blackline Inc., senior note, 1.00%, 6/01/29	United States	71,000	76,542
	Box Inc., senior note, 1.50%, 9/15/29	United States	313,000	305,492
[e]	Cloudflare Inc., senior note, 144A, zero cpn., 6/15/30	United States	391,000	430,449
[e]	Digitalocean Holdings Inc., senior note, 144A, zero cpn., 8/15/30	United States	110,000	145,981
	Dropbox Inc., senior note, zero cpn.,
	3/01/26	United States	771,000	762,487
	3/01/28	United States	512,000	529,896
[b]	Five9 Inc., senior note, 1.00%, 3/15/29	United States	583,000	523,350
	Guidewire Software Inc., senior note, 1.25%, 11/01/29	United States	295,000	338,408
[b]	Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	533,000	528,869
[e]	Nebius Group NV, senior note, 144A,
	2.00%, 6/05/29	Netherlands	268,000	539,052
	1.00%, 9/15/30	Netherlands	336,000	353,908
	[b]3.00%, 6/05/31	Netherlands	623,000	1,265,033
	2.75%, 9/15/32	Netherlands	28,000	29,273
	Pagaya Technologies Ltd., senior note, 6.125%, 10/01/29	United States	265,000	552,154
[b,e]	Porch Group Inc., senior secured note, 144A, 6.75%, 10/01/28	United States	395,000	398,358
[b]	Q2 Holdings Inc., senior note, 0.75%, 6/01/26	United States	37,000	37,645
[e]	Rubrik Inc., senior note, 144A, zero cpn., 6/15/30	United States	515,000	486,188
	Snowflake Inc., senior note, zero cpn., 10/01/27	United States	361,000	600,290
	Strategy Inc., senior note, 2.25%, 6/15/32	United States	14,000	16,524
[b]	Vertex Inc., senior note, 0.75%, 5/01/29	United States	504,000	472,500
[b]	Workiva Inc., senior note, 1.25%, 8/15/28	United States	71,000	71,965
				9,110,853
	Specialty Retail 0.6%
	The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	179,000	176,297
	Etsy Inc., senior note, 0.125%, 9/01/27	United States	201,000	185,176
[e]	Gamestop Corp., senior note, 144A, zero cpn.,
	4/01/30	United States	29,000	29,696
	6/15/32	United States	362,000	371,955
[b]	The Realreal Inc., senior note, 4.00%, 2/15/31	United States	213,000	339,336
	Wayfair Inc., senior note, 3.25%, 9/15/27	United States	1,293,000	2,354,669
				3,457,129

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Technology Hardware, Storage & Peripherals 0.3%
	Super Micro Computer Inc., senior note,
	[b,e]144A, 2.25%, 7/15/28	United States	518,000		$518,521
	3.50%, 3/01/29	United States	220,000		206,833
	[e]144A, zero cpn., 6/15/30	United States	522,000		489,254
					1,214,608
	Telecommunications 0.0%†
[e]	Adtran Holdings Inc., senior note, 144A, 3.75%, 9/15/30	United States	130,000		134,009
	Trading Companies & Distributors 0.2%
	Xometry Inc., senior note,
	[b]1.00%, 2/01/27	United States	459,000		570,307
	[e]144A, 0.75%, 6/15/30	United States	322,000		479,281
					1,049,588
	Total Convertible Bonds (Cost $88,100,783)				95,586,075
	Convertible Bonds in Reorganization 0.0%†
	Automobiles 0.0%†
[e,i]	Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	943,587		4,090
	Basic Materials 0.0%†
[i]	Danimer Scientific Inc., senior note, 3.25%, 12/15/26	United States	264,000		554
	Specialty Retail 0.0%†
[e,i]	Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		1,118
	Total Convertible Bonds in Reorganization (Cost $1,968,101)				5,762
	Corporate Bonds and Notes 3.5%
	Advertising 0.0%†
[e]	WPP Finance 2013, E, senior bond, Reg S, 2.875%, 9/14/46	United Kingdom	100,000	GBP	92,103
	Airlines 0.0%†
[e]	GOL Finance Inc., senior secured note, 144A, 14.375%, 6/06/30	Brazil	131,500		135,281
	Banks 0.3%
[e,j]	Akbank TAS, junior sub. bond, 144A, 9.369%, Perpetual	Turkey	536,000		561,302
	Asian Development Bank, senior note, zero cpn., 3/03/35	Supranational[k]	59,920,000	TRY	155,012
	European Bank for Reconstruction & Development,
	senior bond, zero cpn., 7/11/36	Supranational[k]	133,400,000	TRY	231,476
	senior note, zero cpn., 3/04/31	Supranational[k]	57,000,000	TRY	308,844
	Yapi Kredi Bankasi, senior bond, 9.25%, 1/17/34	Turkey	537,000		573,377
					1,830,011
	Building Products 0.2%
[d,l]	Atlas Security Products, senior note, zero cpn.,
	A, 2/08/27	United States	364,401		333,573
	B, 2/08/28	United States	364,401		315,389
	C, 2/08/29	United States	364,401		297,861
					946,823
	Commercial Services & Supplies 0.1%
[e,m]	Sabre Financial Borrower LLC, senior secured note, 144A, 11.125%, 6/15/29	United States	354,000		362,475
	Diversified Financial Services 0.1%
	Goldman Sachs International, senior note, zero cpn., 4/02/26	United States	21,550,000	EGP	415,606

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Diversified Telecommunication Services 0.2%
[e]	Tele2 AB, E, senior bond, Reg S, 0.75%, 3/23/31	Sweden	333,000	EUR	$348,755
[e]	VMED O2 UK Financing I PLC, senior secured bond, Reg S, 4.50%, 7/15/31	United Kingdom	550,000	GBP	658,024
					1,006,779
	Electric Utilities 0.2%
[e]	Luz del Sur Saa, senior note, 144A, 6.75%, 10/09/32	Peru	1,739,000	PEN	520,872
[e]	Xplr Infrastructure Operating Partners LP, senior note, 144A, 7.75%, 4/15/34	United States	67,000		68,162
[b,e]	XPLR Infrastructure Operating Partners LP, senior note, 144A,
	8.375%, 1/15/31	United States	175,000		183,503
	8.625%, 3/15/33	United States	339,000		354,697
					1,127,234
	Financial Services 0.3%
[e]	Credicorp Capital Sociedad Titulizadora SA, senior bond, 144A, Reg S, 10.10%, 12/15/43	Peru	500,000	PEN	159,850
[b,e]	Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior secured note, 144A, 10.00%, 11/15/29	United States	735,000		740,052
[b,e]	LBM Acquisition LLC, senior secured note, 144A, 9.50%, 6/15/31	United States	882,000		910,198
					1,810,100
	Health Care Equipment & Supplies 0.1%
[b]	Baxter International Inc., senior bond, 3.132%, 12/01/51	United States	687,000		442,543
	Health Care Providers & Services 0.1%
[b,e]	CHS/Community Health Systems Inc., senior secured note, 144A, 9.75%, 1/15/34	United States	348,000		370,526
	Home Builders 0.2%
[b,e]	K Hovnanian Enterprises Inc., senior note, 144A,
	8.00%, 4/01/31	United States	535,000		550,996
	8.375%, 10/01/33	United States	506,000		521,425
					1,072,421
	Media 0.1%
[e]	CSC Holdings LLC, senior bond, 144A,
	5.75%, 1/15/30	United States	561,000		207,731
	[b]4.625%, 12/01/30	United States	21,000		7,521
	5.00%, 11/15/31	United States	24,000		8,319
[e]	VZ Secured Financing BV, senior secured note, 144A, 7.50%, 1/15/33	Netherlands	230,000		234,750
[e]	Ziggo Bond Co. BV, senior bond, 144A, 5.125%, 2/28/30	Netherlands	359,000		322,578
					780,899
	Metals & Mining 0.2%
[e,h]	Samarco Mineracao SA, senior note, PIK, Reg S, 9.50%, 6/30/31	Brazil	851,753		855,237
	Oil, Gas & Consumable Fuels 0.4%
	Ecopetrol SA, senior note, 7.75%, 2/01/32	Colombia	717,000		736,403
[e]	Moss Creek Resources Holdings Inc., senior note, 144A, 8.25%, 9/01/31	United States	123,000		118,065
[e]	Nabors Industries Inc., senior note, 144A, 7.625%, 11/15/32	United States	228,000		221,213
	Petroleos Mexicanos, senior bond,
	6.95%, 1/28/60	Mexico	494,000		398,752
	[e,j]Reg S, 6.625%, Perpetual	Mexico	230,000		170,374
[e]	Yinson Boronia Production BV, senior secured bond, Reg S, 8.947%, 7/31/42	Brazil	568,051		618,210
					2,263,017

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Packaging & Containers 0.2%
[e]	Ardagh Group SA, senior secured note, 144A, 9.50%, 12/01/30	United States	300,000		$323,643
[e]	Ardagh Metal Packaging Finance USA LLC, senior note,
	Reg S, 3.00%, 9/01/29	United States	200,000	EUR	218,481
	144A, 4.00%, 9/01/29	United States	180,000		167,667
[e]	LABL Inc., senior secured note, 144A, 9.50%, 11/01/28	United States	320,000		223,593
					933,384
	Pharmaceuticals 0.0%†
[e]	Centrient Holding BV, senior secured note, Reg S, 6.75%, 5/30/30	Netherlands	200,000	EUR	202,609
	Pipelines 0.1%
[e,j]	Venture Global Lng Inc., junior sub. bond, 144A, 9.00%, Perpetual	United States	410,000		349,310
	Real Estate Management & Development 0.0%†
[e,h]	Kaisa Group Holdings Ltd., senior secured note, 144A, PIK,
	7.721%, 12/28/27	China	45,451		1,307
	6.25%, 12/28/28	China	68,176		1,638
	6.50%, 12/28/29	China	113,628		2,698
	6.75%, 12/28/30	China	136,354		3,028
	7.00%, 12/28/31	China	204,531		4,403
	7.25%, 12/28/32	China	191,641		4,686
					17,760
	Software 0.2%
[b]	X.AI LLC / X.AI Co. Issuer Corp., senior secured note, 12.50%, 6/30/30	United States	500,000		527,343
	Specialty Retail 0.2%
[b,e,h]	Guitar Center Inc., senior secured note, 144A, PIK, 8.50%, 1/15/29	United States	627,900		507,029
[b,e]	S&S Holdings LLC, senior secured note, 144A, 8.375%, 10/01/31	United States	832,000		783,988
					1,291,017
	Telecommunications 0.3%
	America Movil SAB de CV, senior note,
	10.125%, 1/22/29	Mexico	3,790,000[n]	MXN	216,268
	10.30%, 1/30/34	Mexico	7,540,000[n]	MXN	440,288
[e]	Apld Computeco LLC, senior secured note, 144A, 9.25%, 12/15/30	United States	92,000		88,895
[e]	Vmed O2 UK Financing I PLC, senior secured note, 144A, 6.75%, 1/15/33	United Kingdom	289,000		288,166
[b,e]	Windstream Services LLC, senior secured note, 144A, 7.50%, 10/15/33	United States	734,000		747,675
					1,781,292
	Total Corporate Bonds and Notes (Cost $18,699,487)				18,613,770
	Corporate Bonds and Notes in Reorganization 0.1%
	Airlines 0.0%†
[i]	Azul Secured Finance LLP, senior secured note, 11.93%, 8/28/28	Brazil	239,000		106,355
	Diversified Telecommunication Services 0.1%
[e,i]	Ligado Networks LLC, senior secured note, 144A, 15.50%, 7/07/24	United States	1,762,066		475,758
	Real Estate Management & Development 0.0%†
[i]	Zhenro Properties Group Ltd., senior note,
	8.00%, 3/06/23	China	981,000		4,758
	[e]Reg S, 6.63%, 1/07/26	China	203,000		950
					5,708
	Total Corporate Bonds and Notes in Reorganization (Cost $792,143)				587,821

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
[o,p]	Senior Floating Rate Interests 1.7%
	Automobile Components 0.0%†
[d,q]	First Brands Group LLC, First Lien Term Loan, 10.59%, (3-Month SOFR + 5.00%), 3/30/27	United States	75,643		$26,097
	Communications Equipment 0.1%
[q]	Ligado Networks LLC, DIP Roll-Up, 17.50%, (fixed), 2/10/26	United States	192,405		157,131
[d,q]	Ligado Networks LLC, DIP New Money Loan, 17.50%, (fixed), 2/10/26	United States	99,477		81,571
[h]	Riverbed Technology Inc., Exit Term Loan, PIK, 8.502%, (1-Month SOFR + 4.50%), 7/01/28	United States	58,394		27,911
					266,613
	Diversified Telecommunication Services 0.0%†
[q]	DTI Holdings Inc., 2025 Refinancing Term Loan, 7.916%, (SOFR + 4.00%), 4/26/29	United States	55,378		51,949
[q]	Liberty Communications of Puerto Rico LLC, Term Loan B, 8.219%, (SOFR + 3.75%), 10/16/28	United States	118,167		77,145
					129,094
	Financial Services 0.4%
[d]	Midcap Financial Issuer Trust, Initial Term Loan, 10.00%, (fixed), 1/07/32	United States	2,020,000		2,023,017
	Food & Staples Retailing 0.4%
[d]	H-Food Holdings LLC,
	Initial Term Loan, 12.188%, (3-Month SOFR + 3.95%), 12/31/25	United States	1,000,742		500,371
	Initial Term Loan, 12.50%, (3-Month SOFR + 4.26%), 12/31/25	United States	339,377		169,689
	Incremental Term Loan B-3, 13.75%, (3-Month SOFR + 5.26%), 12/31/25	United States	49,841		24,920
	Market Bidco Ltd., Facility B4, 9.328%, (1-Day SONIA + 5.36%), 11/04/30	United Kingdom	1,240,000	GBP	1,617,491
					2,312,471
	Health Care Providers & Services 0.2%
	Gainwell Acquisition Corp, Term Loan B, 8.102%, (1-Month SOFR + 4.10%), 10/01/27	United States	699,373		693,617
	Petco Health & Wellness Co. Inc., First Lien Term Loan, 7.513%, (3-Month SOFR + 3.51%), 3/03/28	United States	19,500		19,234
					712,851
	IT Services 0.1%
[d]	Databricks, Inc., Initial Closing Date Term Loan,
	8.472%, (1-Month SOFR + 4.50%), 12/20/30	United States	413,483		417,617
	8.809%, (1-Month SOFR + 4.50%), 1/03/31	United States	91,517		92,433
					510,050
	Leisure Products 0.1%
	Peloton Interactive Inc., Initial Term Loan, 9.416%, (1-Month SOFR + 6.00%), 5/30/29	United States	548,666		555,412
	Media 0.2%
	Altice USA Inc., Term Loan B-5, 8.50%, (1-Month SOFR + 2.50%), 4/15/27	United States	282,424		252,153
[q]	MH Sub I LLC, Bank Debt Term Loan, 8.166%, (1- Month SOFR + 4.25%), 12/31/31	United States	310,427		253,774
	X Corp., Term Loan B-3, 9.50%, (fixed), 10/26/29	United States	711,956		706,691
					1,212,618
	Packaging & Containers 0.1%
	LABL Inc., Initial Euro Term Loan, 7.066%, (EURIBOR + 5.00%), 10/30/28	United States	18,155	EUR	14,591
[q]	Multi-Color, Initial Term Loan, 8.94%, (1-Month SOFR + 5.10%), 10/30/28	United States	934,178		647,937
					662,528

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
[o,p]	Senior Floating Rate Interests (continued)
	Professional Services 0.0%†
	Pre Paid Legal Services Inc., First Lien Initial Term Loan, 7.166%, (SOFR + 3.25%), 12/15/28	United States	19,805		$19,241
	Software 0.1%
[q]	Skopima Consilio Parent LLC, Amendment No. 5 Term Loan, 7.666%, (SOFR + 3.75%), 5/12/28	United States	166,977		153,014
[q]	XAI Holdings, Initial Fixed Rate Term Loan, 12.50%, (fixed), 6/28/30	United States	498,750		514,710
					667,724
	Specialty Retail 0.0%†
	Harbor Freight Tools, Term Loan B, 6.166%, (SOFR + 2.50%), 6/11/31	United States	21,540		21,241
	Total Senior Floating Rate Interests (Cost $9,985,735)				9,118,957
	Foreign Government and Agency Securities 6.0%
[e]	Bogota Distrito Capital, senior bond, 144A, 13.14%, 11/05/35	Colombia	5,133,000,000	COP	1,373,534
[e]	Development Bank of Kazakhstan JSC, senior note, 144A, 13.489%, 5/23/28	Kazakhstan	100,000,000	KZT	181,218
[e]	Eagle Funding LuxCo Sarl, senior note, Reg S, 5.50%, 8/17/30	Mexico	870,000		884,303
[e]	Government of Angola, 144A,
	senior bond, 9.875%, 10/15/35	Angola	450,000		441,681
	senior note, 9.244%, 1/15/31	Angola	510,000		504,921
	Government of Argentina, senior bond,
	4.125%, 7/09/46	Argentina	2,289,955		1,581,901
	zero cpn., 12/15/35	Argentina	8,190,000		244,471
	zero cpn., 12/15/35	Argentina	2,842,000	EUR	277,475
	Government of Colombia, senior bond,
	7.75%, 11/07/36	Colombia	1,711,000		1,795,694
	B, 13.25%, 2/09/33	Colombia	5,616,600,000	COP	1,545,115
	B, 7.25%, 10/26/50	Colombia	1,573,700,000	COP	250,436
	5.625%, 2/19/36	Colombia	301,000	EUR	333,053
[e]	Government of Dominican Republic, senior bond,
	144A, 10.75%, 6/01/36	Dominican Republic	42,750,000	DOP	734,409
	144A, 11.25%, 9/15/35	Dominican Republic	11,150,000	DOP	195,274
	Reg S, 10.75%, 6/01/36	Dominican Republic	8,100,000	DOP	139,275
	Government of Ecuador,
	[e]senior bond, Reg S, 6.90%, 7/31/35	Ecuador	1,754,048		1,492,256
	senior note, 7/31/30	Ecuador	846,000		718,043
[e]	Government of Egypt, Reg S,
	senior bond, 7.903%, 2/21/48	Egypt	775,000		681,843
	senior bond, 8.15%, 11/20/59	Egypt	348,000		307,969
	senior note, 9.45%, 2/04/33	Egypt	256,000		283,258
	Government of El Salvador, senior bond,
	9.50%, 7/15/52	El Salvador	345,000		383,802
	[e]Reg S, 9.65%, 11/21/54	El Salvador	650,000		738,855
	Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	18,021,000,000	IDR	1,148,020
	Government of Italy, senior note, 1.25%, 2/17/26	Italy	350,000		348,067
[e]	Government of Kenya, 144A,
	senior bond, 8.80%, 10/09/38	Kenya	570,000		553,057
	senior note, 7.875%, 10/09/33	Kenya	565,000		544,711
[e]	Government of Nigeria, senior bond, 144A,
	8.631%, 1/13/36	Nigeria	369,000		390,053
	9.13%, 1/13/46	Nigeria	360,000		382,758

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
[e]	Government of Paraguay, senior bond, 144A, 8.50%, 3/04/35	Paraguay	4,945,000,000	PYG	$667,965
	Government of Peru,
	[e]senior bond, 144A, 7.60%, 8/12/39	Peru	1,338,000	PEN	439,524
	senior note, 6.85%, 8/12/35	Peru	2,300,000	PEN	730,910
	Government of South Africa, senior bond,
	8.75%, 2/28/48	South Africa	5,725,000	ZAR	313,469
	[e]Reg S, 7.95%, 11/19/54	South Africa	515,000		553,031
	Government of Sri Lanka,
	senior bond, 3.60%, 6/15/35	Sri Lanka	265,000		230,378
	[e]senior note, Reg S, 3.10%, 1/15/30	Sri Lanka	165,000		147,870
	[e]senior note, Reg S, 4.00%, 4/15/28	Sri Lanka	69,350		66,524
[e]	Government of Suriname, 144A,
	senior bond, 8.50%, 11/06/35	Suriname	474,000		512,745
	senior note, 7.70%, 11/06/30	Suriname	387,000		392,824
[e]	Government of Tunisia, senior note, Reg S, 6.375%, 7/15/26	Tunisia	820,000	EUR	949,398
	Government of Turkey,
	senior bond, 6.95%, 9/16/35	Turkey	795,000		815,477
	senior bond, 6.80%, 11/04/36	Turkey	1,349,000		1,357,768
	senior bond, 10.117%, 7/24/74	Turkey	680,000		726,298
	senior note, 26.20%, 10/05/33	Turkey	10,324,000	TRY	220,023
	senior note, 27.70%, 9/27/34	Turkey	34,568,000	TRY	763,743
	senior note, 31.08%, 11/08/28	Turkey	6,051,000	TRY	137,200
[e]	Government of Ukraine, Reg S,
	senior bond, 7.75%, 5/31/41	Ukraine	225,000		210,516
	senior note, 4.50%, 2/01/34	Ukraine	1,013,530		596,488
	Government of Zambia, senior bond, 5.75%, 6/30/33	Zambia	1,109,939		1,069,310
	Istanbul Metropolitan Municipality, senior note, 10.50%, 12/06/28	Turkey	260,000		286,121
[e]	Provincia de Buenos Aires, senior bond, Reg S, 6.625%, 9/01/37	Argentina	2,427,125		1,759,228
[e]	Provincia de Cordoba, senior note, 144A, 9.75%, 7/02/32	Argentina	437,000		457,430
	Total Foreign Government and Agency Securities (Cost $29,166,196)				31,859,692
	Foreign Government and Agency Securities in Reorganization 0.2%
[e,i]	Government of Lebanon, Reg S,
	senior bond, 6.00%, 1/27/23	Lebanon	212,000		46,925
	senior bond, 6.75%, 11/29/27	Lebanon	163,000		36,471
	senior bond, E, 6.10%, 10/04/22	Lebanon	200,000		44,155
	senior bond, E, 6.85%, 5/25/29	Lebanon	212,000		47,085
	senior note, G, 6.15%, 6/19/20	Lebanon	212,000		46,788
	senior note, G, 6.25%, 11/04/24	Lebanon	212,000		46,818
[e,i]	Government of Venezuela, senior bond, Reg S,
	9.00%, 5/07/23	Venezuela	1,381,000		384,954
	7.65%, 4/21/25	Venezuela	463,000		128,020
	11.75%, 10/21/26	Venezuela	389,000		122,146
	Total Foreign Government and Agency Securities in Reorganization (Cost $728,987)				903,362
	U.S. Government and Agency Securities 2.8%
	U.S. Treasury Bond,
	4.875%, 8/15/45	United States	359,000		370,331
	4.75%, 5/15/55	United States	3,101,000		3,139,036
	4.75%, 8/15/55	United States	377,000		381,830

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
U.S. Government and Agency Securities (continued)
U.S. Treasury Note,
3.875%, 7/31/27	United States	194,000	$195,061
3.375%, 9/15/28	United States	146,000	145,561
3.50%, 10/15/28	United States	17,000	17,002
3.50%, 11/15/28	United States	65,000	65,018
4.00%, 3/31/30	United States	4,627,000	4,705,532
3.625%, 8/31/30	United States	1,372,000	1,373,608
3.625%, 9/30/30	United States	422,700	423,162
3.625%, 10/31/30	United States	234,000	234,238
4.00%, 7/31/32	United States	3,000	3,041
4.25%, 8/15/35	United States	3,511,000	3,579,849
4.00%, 11/15/35	United States	105,000	104,844
Total U.S. Government and Agency Securities (Cost $14,629,654)			14,738,113

	Number of Contracts	Notional Amount#
Options Purchased 0.0%†
Calls - Exchange-Traded 0.0%†
Affirm Holdings Inc., December Strike Price $75.00, Expires 12/19/25	7	48,083	1,841
Applied Digital Corp., March Strike Price $30.00, Expires 3/20/26	7	21,798	3,745
AST SpaceMobile Inc., December Strike Price $60.00, Expires 12/19/25	4	29,060	1,500
B2Gold Corp., December Strike Price $4.50, Expires 12/19/25	21	13,335	714
B2Gold Corp., April Strike Price $5.00, Expires 4/17/26	36	22,860	2,340
Bridgebio Pharma Inc., April Strike Price $85.00, Expires 4/17/26	4	29,904	2,300
Cloudflare Inc., December Strike Price $210.00, Expires 12/19/25	4	81,660	2,092
Coinbase Global Inc., December Strike Price $290.00, Expires 12/19/25	1	27,405	925
Core Scientific Inc., December Strike Price $18.00, Expires 12/12/25	7	11,956	511
Core Scientific Inc., March Strike Price $20.00, Expires 3/20/26	7	11,956	1,680
DigitalOcean Holdings Inc., February Strike Price $50.00, Expires 2/20/26	4	18,500	1,360
Dynavax Technologies Corp., April Strike Price $13.00, Expires 4/17/26	14	15,344	595
Galaxy Digital Inc., December Strike Price $30.00, Expires 12/12/25	7	19,299	630
Galaxy Digital Inc., March Strike Price $30.00, Expires 3/20/26	7	19,299	3,010
Galaxy Digital Inc., April Strike Price $35.00, Expires 4/17/26	7	19,299	2,940
Guardant Health Inc., April Strike Price $135.00, Expires 4/17/26	6	65,112	4,590
indie Semiconductor Inc., May Strike Price $4.00, Expires 5/15/26	29	13,369	2,393
indie Semiconductor Inc., May Strike Price $5.50, Expires 5/15/26	14	6,454	560
Iren Ltd., December Strike Price $60.00, Expires 12/12/25	7	32,515	581
Iren Ltd., January Strike Price $70.00, Expires 1/16/26	7	32,515	1,659
Match Group Inc., December Strike Price $35.00, Expires 12/19/25	7	23,716	308
Nebius Group NV, December Strike Price $99.00, Expires 12/12/25	4	41,120	1,840
Nutanix Inc., December Strike Price $62.50, Expires 12/19/25	5	23,555	45
ON Semiconductor Corp., March Strike Price $60.00, Expires 3/20/26	7	38,353	1,820
Pagaya Technologies Ltd., February Strike Price $30.00, Expires 2/20/26	7	17,416	1,967
Porch Group, Inc., December Strike Price $12.50, Expires 12/19/25	1	964	10
Porch Group, Inc., January Strike Price $15.00, Expires 1/16/26	3	2,892	36
Sarepta Therapeutics, Inc., January Strike Price $30.00, Expires 1/16/26	3	6,846	165
Shift4 Payments Inc., April Strike Price $85.00, Expires 4/17/26	1	6,936	580
Sirius XM Holdings Inc., December Strike Price $22.00, Expires 12/19/25	14	30,226	462
			43,199
Puts - Exchange-Traded 0.0%†
Amcor PLC, December Strike Price $7.00, Expires 12/19/25	536	445,952	—
Aston Martin Lagonda Global Holdings PLC, December Strike Price 68.00 GBP, Expires 12/19/25	960	82,646	7,629
Bloom Energy Corp., January Strike Price $19.00, Expires 1/16/26	3	35,427	—
Booz Allen Hamilton Holding Corp., December Strike Price $65.00, Expires 12/19/25	49	429,485	980

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
	Options Purchased (continued)
	Puts - Exchange-Traded (continued)
	Booz Allen Hamilton Holding Corp., December Strike Price $70.00, Expires 12/19/25	112	981,680	$3,080
	Concentrix Corp., April Strike Price $30.00, Expires 4/17/26	80	295,680	21,800
	iShares Russell 2000 ETF, December Strike Price $215.00, Expires 12/19/25	336	8,461,152	6,384
	iShares Russell 2000 ETF, December Strike Price $235.00, Expires 12/19/25	336	8,461,152	46,704
	Opendoor Technologies Inc., January Strike Price $1.50, Expires 1/16/26	27	20,466	27
	Oracle Corp., January Strike Price $150.00, Expires 1/02/26	135	2,893,455	19,170
	Pagaya Technologies Ltd., January Strike Price $20.00, Expires 1/16/26	94	233,872	9,964
	SPDR S&P 500 ETF Trust, December Strike Price $652.00, Expires 12/19/25	95	6,501,705	22,705
	Stubhub Holdings Inc., February Strike Price $10.00, Expires 2/20/26	72	85,896	9,000
				147,443
	Total Options Purchased (Cost $356,341)			190,642
	Total Investments before Short Term Investments (Cost $240,802,482)			271,972,636
		Country	Shares
	Short Term Investments 42.3%
	Money Market Funds 32.7%
[r,s]	Dreyfus Government Cash Management, Institutional, 3.86%	United States	126,115,379	126,115,379
[r]	Fidelity Investments Money Market Government Portfolio, Institutional, 3.88%	United States	48,872,786	48,872,786
	Total Money Market Funds (Cost $174,988,165)			174,988,165
[t]	Investments from Cash Collateral Received for Loaned Securities (Cost $1,805,000) 0.3%
	Money Market Fund 0.3%
[r,u]	Franklin Institutional U.S. Government Money Market Fund, 3.92%	United States	1,805,000	1,805,000
			Principal Amount*
	U.S. Government and Agency Securities 9.3%
	U.S. Treasury Bill,
	[v]3.868%, 12/26/25	United States	15,000,000	14,959,506
	[v]3.829%. 1/08/26	United States	12,000,000	11,951,917
	[v]3.833%, 1/22/26	United States	10,000,000	9,945,535
	[v]3.878%, 1/29/26	United States	5,000,000	4,968,824
	[v]3.769%, 2/10/26	United States	5,000,000	4,963,644
	[v]3.774%, 2/12/26	United States	3,000,000	2,977,553
	Total U.S. Government and Agency Securities (Cost $49,765,169)			49,766,979
	Total Short Term Investments (Cost $226,558,334)			226,560,144
	Total Investments (Cost $467,360,816) 93.3%			498,532,780
	Options Written (0.0)%†			(56,819)
	Securities Sold Short (20.7)%			(110,462,488)
	Other Assets, less Liabilities 27.4%			146,691,836
	Net Assets 100.0%			$534,705,309

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
[w]	Options Written (0.0)%†
	Puts - Exchange-Traded (0.0)%†
	Affirm Holdings Inc., December Strike Price $59.00, Expires 12/19/25	7	48,083	$(609)
	Applied Digital Corp., March Strike Price $16.00, Expires 3/20/26	7	21,798	(987)
	Aston Martin Lagonda Global Holdings PLC, December Strike Price 58.00 GBP, Expires 12/19/25	960	82,646	(1,907)
	Bridgebio Pharma Inc., April Strike Price $55.00, Expires 4/17/26	4	29,904	(1,230)
	Cloudflare Inc., December Strike Price $170.00, Expires 12/19/25	4	81,660	(468)
	Coinbase Global Inc., December Strike Price $220.00, Expires 12/19/25	1	27,405	(200)
	DigitalOcean Holdings Inc., February Strike Price $30.00, Expires 2/20/26	7	32,375	(892)
	Galaxy Digital Inc., December Strike Price $23.00, Expires 12/12/25	7	19,299	(350)
	Guardant Health Inc., April Strike Price $85.00, Expires 4/17/26	6	65,112	(4,050)
	Iren Ltd., December Strike Price $40.00, Expires 12/12/25	7	32,515	(875)
	Iren Ltd., January Strike Price $30.00, Expires 1/16/26	7	32,515	(1,001)
	iShares Russell 2000 ETF, December Strike Price $225.00, Expires 12/19/25	672	16,922,304	(31,584)
	Nebius Group NV, December Strike Price $75.00, Expires 12/12/25	4	41,120	(380)
	ON Semiconductor Corp., March Strike Price $37.00, Expires 3/20/26	7	38,353	(798)
	Pagaya Technologies Ltd., February Strike Price $16.00, Expires 2/20/26	7	17,416	(473)
	Porch Group, Inc., January Strike Price $10.00, Expires 1/16/26	25	24,100	(2,750)
	SPDR S&P 500 ETF Trust, December Strike Price $625.00, Expires 12/19/25	95	6,501,705	(8,265)
	Total Options Written (Premiums Received $150,036)			(56,819)
		Country	Shares
[x]	Securities Sold Short (20.7)%
	Common Stocks (12.8)%
	Aerospace & Defense (0.0)%†
	Astronics Corp.	United States	2,387	(130,259)
	Voyager Technologies Inc., A	United States	1,865	(41,925)
				(172,184)
	Automobile Components (0.1)%
	Aptiv PLC	United States	2,163	(167,740)
	Patrick Industries Inc.	United States	2,455	(265,680)
	Quantumscape Corp., A	United States	19,795	(241,895)
	Solid Power Inc.	United States	11,414	(59,353)
				(734,668)
	Automobiles (0.1)%
	Ford Motor Co.	United States	1,455	(19,322)
	Mercedes-Benz Group AG	Germany	11,048	(745,846)
				(765,168)
	Biotechnology (0.7)%
	Alnylam Pharmaceuticals Inc.	United States	10	(4,512)
	Ascendis Pharma A/S, ADR	Denmark	552	(117,206)
	Bridgebio Pharma Inc.	United States	11,697	(842,301)
	Dynavax Technologies Corp.	United States	17,740	(201,704)
	Exact Sciences Corp.	United States	4,397	(445,372)
	Mirum Pharmaceuticals Inc.	United States	12,866	(939,861)
	Pharming Group NV	Netherlands	60,343	(101,073)
	PTC Therapeutics Inc.	United States	11,510	(989,745)
				(3,641,774)
	Broadline Retail (0.0)%†
	Alibaba Group Holding Ltd., ADR	China	118	(18,561)

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	Building Products (0.1)%
	Lennox International, Inc.	United States	643	$(320,773)
	Capital Markets (0.3)%
	Blue Owl Technology Finance Corp.	United States	16,712	(232,297)
	Coinbase Global Inc., A	United States	504	(137,501)
	Galaxy Digital Inc., A	United States	23,828	(633,587)
	Wisdomtree Inc.	United States	36,474	(402,673)
				(1,406,058)
	Commercial Services & Supplies (0.1)%
	Cintas Corp.	United States	2,437	(453,331)
	Pitney Bowes Inc.	United States	7,520	(74,147)
	TETRA Tech Inc.	United States	509	(17,683)
				(545,161)
	Communications Equipment (0.6)%
	Adtran Holdings Inc.	United States	8,164	(64,741)
	Applied Optoelectronics Inc.	United States	1,829	(48,981)
	Lumentum Holdings Inc.	United States	10,040	(3,264,606)
				(3,378,328)
	Construction & Engineering (0.2)%
	Fluor Corp.	United States	4,807	(206,364)
	Granite Construction Inc.	United States	7,579	(814,970)
				(1,021,334)
	Consumer Finance (0.4)%
	Credit Acceptance Corp.	United States	394	(182,016)
	Encore Capital Group Inc.	United States	3,636	(188,672)
	EZCORP Inc., A	United States	5,964	(114,986)
	SoFi Technologies Inc.	United States	55,007	(1,634,808)
	Upstart Holdings Inc.	United States	4,273	(192,114)
				(2,312,596)
	Diversified Consumer Services (0.0)%†
	Stride Inc.	United States	2,875	(182,649)
	Diversified Telecommunication Services (0.0)%†
	AST Spacemobile Inc., A	United States	4,401	(247,336)
	Electric Utilities (0.5)%
	American Electric Power Co. Inc.	United States	3,534	(437,403)
	Duke Energy Corp.	United States	9,407	(1,165,903)
	Evergy Inc.	United States	2,829	(219,672)
	Oklo Inc., A	United States	820	(74,932)
	The Southern Co.	United States	8,540	(778,165)
				(2,676,075)
	Electrical Equipment (1.1)%
	ABB Ltd.	Switzerland	3,013	(216,773)
	Bloom Energy Corp., A	United States	44,452	(4,855,936)
	Enovix Corp.	United States	13,778	(107,331)
	Eos Energy Enterprises Inc.	United States	43,735	(658,212)
	Nuscale Power Corp.	United States	2,483	(49,660)
	Plug Power Inc.	United States	17,448	(35,070)
				(5,922,982)

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (0.0)%†
	OSI Systems Inc.	United States	467	$(126,487)
	Vishay Intertechnology Inc.	United States	917	(12,535)
				(139,022)
	Energy Equipment & Services (0.1)%
	Solaris Energy Infrastructure Inc., A	United States	10,081	(482,779)
	Entertainment (0.1)%
	Live Nation Entertainment Inc.	United States	4,444	(584,164)
	Financial Services (0.1)%
	Affirm Holdings Inc., A	United States	2,016	(143,035)
	HA Sustainable Infrastructure Capital Inc.	United States	4,052	(139,227)
	Shift4 Payments Inc., A	United States	1,334	(98,422)
				(380,684)
	Ground Transportation (0.0)%†
	Grab Holdings Ltd.	Singapore	13,538	(73,782)
	Health Care Equipment & Supplies (0.4)%
	Alphatec Holdings Inc.	United States	31,085	(700,967)
	Enovis Corp.	United States	212	(6,417)
	Haemonetics Corp.	United States	640	(52,064)
	iRhythm Technologies Inc.	United States	625	(117,506)
	Lantheus Holdings Inc.	United States	1,590	(93,603)
	Lemaitre Vascular Inc.	United States	416	(34,507)
	LivaNova PLC	United States	4,825	(307,883)
	Omnicell Inc.	United States	736	(26,872)
	Transmedics Group Inc.	United States	5,197	(760,373)
				(2,100,192)
	Health Care Providers & Services (0.1)%
	Guardant Health Inc.	United States	3,963	(429,669)
	Hims & Hers Health Inc.	United States	379	(15,069)
				(444,738)
	Hotel & Resort REITs (0.0)%†
	Pebblebrook Hotel Trust	United States	5,415	(61,406)
	Hotels, Restaurants & Leisure (0.2)%
	The Cheesecake Factory Inc.	United States	1,284	(61,195)
	Cracker Barrel Old Country Store Inc.	United States	208	(6,009)
	Doordash Inc., A	United States	73	(14,481)
	H World Group Ltd., ADR	China	8,745	(403,145)
	Norwegian Cruise Line Holdings Ltd.	United States	6,873	(126,876)
	Shake Shack Inc., A	United States	69	(6,036)
	Trip.Com Group Ltd., ADR	China	8,563	(598,725)
				(1,216,467)
	Independent Power & Renewable Electricity Producers (0.1)%
	Vistra Corp.	United States	1,859	(332,501)
	Insurance (0.0)%†
	Ping An Insurance Group Co. of China Ltd., H	China	34,500	(252,481)
	Interactive Media & Services (0.0)%†
	Match Group Inc.	United States	889	(29,613)

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	IT Services (0.6)%
	Akamai Technologies Inc.	United States	2,643	$(236,602)
	Applied Digital Corp.	United States	49,829	(1,350,366)
	Bigbear.Ai Holdings Inc.	United States	31,106	(197,212)
	Cloudflare Inc., A	United States	3,291	(658,891)
	Digitalocean Holdings Inc.	United States	2,293	(102,084)
	Snowflake Inc., A	United States	1,984	(498,460)
	Wix.com Ltd.	Israel	82	(7,848)
				(3,051,463)
	Leisure Products (0.0)%†
	Peloton Interactive Inc., A	United States	37,270	(253,063)
	Life Sciences Tools & Services (0.0)%†
	Inotiv Inc.	United States	18,533	(17,154)
	Tempus AI Inc., A	United States	1,059	(82,528)
				(99,682)
	Machinery (0.2)%
	The Greenbrier Cos. Inc.	United States	3,233	(143,804)
	Illinois Tool Works Inc.	United States	3,514	(875,970)
	John Bean Technologies Corp.	United States	307	(43,143)
				(1,062,917)
	Media (0.0)%†
	Sirius XM Holdings Inc.	United States	7,859	(167,082)
	Metals & Mining (0.3)%
	B2gold Corp.	Canada	132,229	(610,898)
	Equinox Gold Corp.	Canada	15,721	(218,208)
	Fortuna Mining Corp.	Canada	28,154	(284,919)
	Mcewen Inc.	Canada	3,400	(63,274)
	Silvercorp Metals Inc.	China	13,604	(106,383)
	SSR Mining Inc.	Canada	676	(15,737)
				(1,299,419)
	Multi-Utilities (0.4)%
	Ameren Corp.	United States	6,316	(671,707)
	CMS Energy Corp.	United States	29	(2,188)
	E.ON Se	Germany	8,868	(157,911)
	NiSource Inc.	United States	7,987	(352,466)
	Public Service Enterprise Group Inc.	United States	8,327	(695,471)
				(1,879,743)
	Oil, Gas & Consumable Fuels (0.1)%
	Kinder Morgan Inc.	United States	18,443	(503,863)
	Passenger Airlines (0.1)%
	American Airlines Group Inc.	United States	44,672	(627,642)
	Personal Care Products (0.0)%†
	Oddity Tech Ltd.	Israel	783	(33,873)
	Pharmaceuticals (0.1)%
	Amphastar Pharmaceuticals Inc.	United States	198	(5,485)
	ANI Pharmaceuticals Inc.	United States	2,115	(179,458)
	Collegium Pharmaceutical Inc.	United States	4,483	(209,266)

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	Pharmaceuticals (continued)
	Cormedix Inc.	United States	8,939	$(87,692)
	Pacira Biosciences Inc.	United States	5,576	(131,426)
				(613,327)
	Real Estate Management & Development (0.1)%
	Opendoor Technologies Inc.	United States	41,488	(319,457)
	Opendoor Technologies Inc., A, 11/20/26, wts.	United States	1,118	(1,342)
	Opendoor Technologies Inc., K, 11/20/26, wts.	United States	1,118	(2,135)
	Opendoor Technologies Inc., Z, 11/20/26, wts.	United States	1,118	(1,088)
	Storagevault Canada Inc.	Canada	3,371	(11,919)
				(335,941)
	Retail REITs (0.0)%†
	Kite Realty Group Trust	United States	878	(20,317)
	Semiconductors & Semiconductor Equipment (0.7)%
	Camtek Ltd.	Israel	93	(9,793)
	COHU Inc.	United States	1,977	(48,081)
	Enphase Energy Inc.	United States	12,771	(368,443)
	Impinj Inc.	United States	1,975	(339,443)
	Indie Semiconductor Inc., A	China	59,133	(210,514)
	Macom Technology Solutions Holdings Inc.	United States	3,470	(607,215)
	Microchip Technology Inc.	United States	352	(18,860)
	MKS Inc.	United States	1,054	(164,835)
	ON Semiconductor Corp.	United States	12,172	(611,521)
	Penguin Solutions Inc.	United States	24,112	(487,786)
	Semtech Corp.	United States	5,218	(386,967)
	SolarEdge Technologies Inc.	United States	346	(12,639)
	Veeco Instruments Inc.	United States	7,313	(213,759)
	Wolfspeed Inc.	United States	14,083	(4,468)
				(3,484,324)
	Software (2.8)%
	A10 Networks Inc.	United States	3,298	(56,792)
	Alkami Technology Inc.	United States	300	(6,396)
	Aurora Innovation Inc., A	United States	753	(3,155)
	Bill Holdings Inc.	United States	426	(21,364)
	Bit Digital Inc.	United States	13,546	(32,240)
	Bitdeer Technologies Group	United States	5,584	(74,881)
	Blackline Inc.	United States	626	(35,676)
	Box Inc., A	United States	3,334	(98,486)
	Cipher Mining Inc.	United States	64,607	(1,314,753)
	Cleanspark Inc.	United States	16,823	(254,027)
	Core Scientific Inc.	United States	34,598	(584,360)
	Dropbox Inc., A	United States	7,511	(224,429)
	Five9 Inc.	United States	175	(3,428)
	Guidewire Software Inc.	United States	778	(168,032)
	InterDigital Inc.	United States	10,463	(3,743,138)
	Iren Ltd.	Australia	86,016	(4,112,425)
	Marathon Digital Holdings Inc.	United States	10,760	(127,076)
	Nebius Group NV, A	Netherlands	16,914	(1,604,631)
	Nutanix Inc., A	United States	3,816	(182,405)
	Pagaya Technologies, Ltd.	United States	17,324	(432,234)
	PAR Technology Corp.	United States	493	(17,013)

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	Software (continued)
	Porch Group Inc.	United States	1,491	$(14,448)
	PROS Holdings Inc.	United States	13,688	(318,109)
	Q2 Holdings Inc.	United States	283	(20,413)
	Riot Platforms Inc.	United States	3,911	(63,084)
	Rubrik Inc., A	United States	2,545	(176,419)
	Strategy, Inc., A	United States	55	(9,745)
	Terawulf Inc.	United States	43,019	(667,225)
	Vertex Inc., A	United States	5,741	(112,926)
	Workiva Inc., A	United States	259	(23,973)
	Zscaler Inc.	United States	432	(108,648)
				(14,611,931)
	Specialty Retail (0.5)%
	Gamestop Corp.	United States	9,472	(213,404)
	Gamestop Corp., 10/30/26, wts.	United States	1,118	(3,734)
	The Realreal Inc.	United States	17,777	(257,411)
	Wayfair Inc., A	United States	19,229	(2,130,573)
				(2,605,122)
	Technology Hardware, Storage & Peripherals (1.4)%
	Ionq Inc.	United States	1,835	(90,465)
	Quantum Computing Inc.	United States	7,156	(83,725)
	Seagate Technology Holdings PLC	United States	7,683	(2,125,809)
	Super Micro Computer Inc.	United States	12,483	(422,550)
	Western Digital Corp.	United States	27,414	(4,477,529)
				(7,200,078)
	Trading Companies & Distributors (0.1)%
	Xometry Inc., A	United States	10,594	(619,431)
	Water Utilities (0.1)%
	American Water Works Co. Inc.	United States	3,161	(411,151)
	Total Common Stocks (Proceeds $66,668,298)			(68,323,845)
	Exchange Traded Funds (1.1)%
	Eldridge BBB-B CLO ETF	United States	26,675	(710,622)
	iShares iBoxx High Yield Corporate Bond ETF	United States	17,844	(1,445,185)
	iShares MSCI Brazil ETF	Brazil	26,987	(907,033)
	Janus Henderson B-BBB CLO ETF	United States	7,759	(372,820)
	State Street Industrial Select Sector SPDR ETF	United States	16,440	(2,526,664)
	Total Exchange Traded Funds (Proceeds $5,629,859)			(5,962,324)
	Preferred Stocks (Proceeds $179,995) (0.1)%
	Automobiles (0.1)%
	Volkswagen AG, pfd., 2.08%	Germany	1,566	(178,966)
			Principal Amount*
	U.S. Government and Agency Securities (1.7)%
	U.S. Treasury Bond,
	4.875%, 8/15/45	United States	359,000	(370,331)
	4.75%, 5/15/55	United States	1,214,500	(1,229,397)
	U.S. Treasury Note,
	3.875%, 3/31/27	United States	375,000	(376,414)
	3.75%, 4/30/27	United States	490,000	(491,254)

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[x]	Securities Sold Short (continued)
	U.S. Government and Agency Securities (continued)
	3.75%, 6/30/27	United States	703,000	$(705,224)
	3.875%, 7/31/27	United States	709,000	(712,877)
	3.625%, 8/31/27	United States	674,000	(675,132)
	3.50%, 11/15/28	United States	65,000	(65,018)
	3.875%, 4/30/30	United States	979,000	(990,912)
	3.875%, 6/30/30	United States	349,000	(353,247)
	3.875%, 7/31/30	United States	306,000	(309,705)
	3.625%, 8/31/30	United States	278,000	(278,326)
	3.625%, 9/30/30	United States	270,000	(270,295)
	3.625%, 10/31/30	United States	123,000	(123,125)
	4.25%, 8/15/35	United States	2,191,000	(2,233,964)
	4.00%, 11/15/35	United States	106,000	(105,843)
	Total U.S. Government and Agency Securities (Proceeds $9,246,793)			(9,291,064)
	Corporate Bonds and Notes (3.8)%
	Advertising (0.1)%
[e]	Dotdash Meredith Inc., senior secured note, 144A, 7.625%, 6/15/32	United States	363,000	(329,112)
[e]	Stagwell Global LLC, senior note, 144A, 5.625%, 8/15/29	United States	394,000	(383,201)
				(712,313)
	Banks (0.1)%
[e,j]	Industrial & Commercial Bank of China Ltd., junior sub. bond, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	279,000	(276,608)
	Basic Materials (0.1)%
[e]	Cleveland-Cliffs Inc., senior note, 144A, 7.375%, 5/01/33	United States	689,000	(711,307)
	Building Materials (0.2)%
[e]	MIWD Holdco II LLC / MIWD Finance Corp., senior note, 144A, 5.50%, 2/01/30	United States	286,000	(270,792)
[e]	Smyrna Ready Mix Concrete LLC, senior secured note, 144A, 8.875%, 11/15/31	United States	606,000	(643,704)
				(914,496)
	Chemicals (0.2)%
	Celanese US Holdings LLC, senior note,
	6.50%, 4/15/30	United States	782,000	(781,251)
	6.75%, 4/15/33	United States	283,000	(281,821)
				(1,063,072)
	Commercial Services & Supplies (0.1)%
[e]	Ion Platform Finance US Inc., senior secured note, 144A, 7.875%, 9/30/32	United States	193,000	(184,135)
[e]	Vt Topco Inc., senior secured note, 144A, 8.50%, 8/15/30	United States	202,000	(210,524)
				(394,659)
	Communications Equipment (0.2)%
[e]	Equipmentshare.Com Inc., senior secured note, 144A, 8.00%, 3/15/33	United States	666,000	(679,470)
	Construction Materials (0.0)%†
[e]	Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	226,000	(189,176)
	Diversified Financial Services (0.0)%†
[e]	Goeasy Ltd., senior note, 144A, 6.875%, 2/15/31	Canada	123,000	(116,165)

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
[x]	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Electric Utilities (0.0)%†
[y]	Edison International, junior sub. bond, FRN, 8.125%, (US 5 Year CMT + 3.86%), 6/15/53	United States	168,000		$(173,667)
	Financial Services (0.5)%
	Blue Owl Technology Finance Corp., senior note, 6.75%, 4/04/29	United States	649,000		(661,068)
[e]	Encore Capital Group Inc., senior secured note, 144A, 8.50%, 5/15/30	United States	205,000		(218,348)
[e]	Jefferson Capital Holdings LLC, senior note, 144A, 8.25%, 5/15/30	United States	194,000		(203,120)
[e]	LBM Acquisition LLC, senior note, 144A, 6.25%, 1/15/29	United States	749,000		(670,583)
[e]	PRA Group Inc., senior note, 144A, 8.875%, 1/31/30	United States	243,000		(252,222)
[e]	RFNA LP, senior note, 144A, 7.875%, 2/15/30	United States	445,000		(451,561)
					(2,456,902)
	Industrial Conglomerates (0.2)%
	3M Co., senior bond, 2.25%, 9/19/26	United States	220,000		(217,000)
	Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior secured note, 9.00%, 6/15/30	United States	735,000		(711,131)
					(928,131)
	Internet & Direct Marketing Retail (0.2)%
	Alphabet Inc., senior bond, 5.25%, 5/15/55	United States	421,000		(418,570)
	Amazon.Com Inc., senior bond, 3.95%, 4/13/52	United States	401,000		(322,748)
	Meta Platforms Inc., senior bond, 5.40%, 8/15/54	United States	277,000		(268,852)
					(1,010,170)
	IT Services (0.3)%
	Booz Allen Hamilton Inc.,
	senior bond, 5.95%, 8/04/33	United States	488,000		(513,905)
	senior bond, 5.95%, 4/15/35	United States	551,000		(573,149)
	[e]senior note, 144A, 4.00%, 7/01/29	United States	488,000		(476,949)
					(1,564,003)
	Machinery-Diversified (0.0)%†
[e,y]	Evoca SpA, senior secured note, FRN, Reg S, 7.279%, (3-Month EURIBOR + 5.25%), 4/09/29	Italy	48,000	EUR	(53,489)
	Media (0.2)%
[e]	Univision Communications Inc., senior secured note, 144A,
	4.50%, 5/01/29	United States	709,000		(676,652)
	7.375%, 6/30/30	United States	191,000		(193,931)
	9.375%, 8/01/32	United States	68,000		(72,245)
					(942,828)
	Oil, Gas & Consumable Fuels (0.4)%
	Helmerich & Payne Inc., senior note,
	4.85%, 12/01/29	United States	580,000		(582,563)
	5.50%, 12/01/34	United States	390,000		(388,883)
[e]	Nabors Industries Inc., senior note, 144A, 8.875%, 8/15/31	United States	197,000		(192,505)
[e]	Saturn Oil & Gas Inc., senior secured note, 144A, 9.625%, 6/15/29	Canada	503,000		(511,910)
[e]	Venture Global Lng Inc., senior secured note, 144A, 8.375%, 6/01/31	United States	271,000		(271,851)
					(1,947,712)
	Packaging & Containers (0.0)%†
[e]	LABL Inc., senior secured note, 144A, 5.875%, 11/01/28	United States	103,000		(70,289)

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[x]	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Pharmaceuticals (0.3)%
[e]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A,
	senior bond, 5.125%, 4/30/31	United States	1,586,000	$(1,329,409)
	senior secured note, 4.125%, 4/30/28	United States	483,000	(471,114)
				(1,800,523)
	Semiconductors (0.1)%
	Advanced Micro Devices Inc., senior bond, 4.393%, 6/01/52	United States	195,000	(168,097)
	NVIDIA Corp., senior bond, 3.50%, 4/01/50	United States	274,000	(209,155)
				(377,252)
	Semiconductors & Semiconductor Equipment (0.0)%†
	Broadcom Inc., senior bond, 3.75%, 2/15/51	United States	298,000	(231,571)
	Software (0.4)%
	Concentrix Corp.,
	senior bond, 6.85%, 8/02/33	United States	226,000	(225,582)
	senior note, 6.60%, 8/02/28	United States	172,000	(177,581)
[e]	Coreweave Inc., senior note, 144A, 9.00%, 2/01/31	United States	240,000	(217,475)
	Microsoft Corp., senior bond, 2.921%, 3/17/52	United States	215,000	(146,273)
	Oracle Corp., senior bond,
	5.95%, 9/26/55	United States	1,196,000	(1,121,596)
	6.10%, 9/26/65	United States	97,000	(90,411)
[e]	Pagaya US Holdings Co. LLC, senior note, 144A, 8.875%, 8/01/30	United States	445,000	(401,926)
				(2,380,844)
	Specialty Retail (0.2)%
[e]	Victra Holdings LLC / Victra Finance Corp., senior secured note, 144A, 8.75%, 9/15/29	United States	988,000	(1,047,120)
	Total Corporate Bonds and Notes (Proceeds $20,021,912)			(20,041,767)
[o,p]	Senior Floating Rate Interests (1.2)%
	Automobile Components (0.0)%†
[d,q]	First Brands Group LLC, First Lien Term Loan, 10.59%, (3-Month SOFR + 5.00%), 3/30/27	United States	769,340	(265,422)
	Building Products (0.0)%†
	Cornerstone Building Brands, Inc., Term Loan B, 7.309%, (1-Month SOFR + 3.25%), 4/12/28	United States	67,925	(54,435)
	Gulfside Supply, Initial Term Loan, 7.002%, (SOFR + 3.00%), 6/17/31	United States	208,956	(208,652)
				(263,087)
	Commercial Services & Supplies (0.1)%
	VT Topco Inc., Second Amendment Term Loan (First Lien), 6.873%, (SOFR + 3.00%), 8/09/30	United States	528,608	(522,331)
	Diversified Telecommunication Services (0.1)%
[q]	DTI Holdings Inc., 2025 Refinancing Term Loan, 7.916%, (SOFR + 4.00%), 4/26/29	United States	466,634	(437,738)
[q]	Liberty Communications of Puerto Rico LLC, Term Loan B, 8.219%, (SOFR + 3.75%), 10/16/28	United States	163,623	(106,821)
				(544,559)
	Entertainment (0.2)%
	Stubhub, Term Loan B, 9.077%, (SOFR + 4.75%), 3/15/30	United States	993,721	(972,917)

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[x]	Securities Sold Short (continued)
[o,p]	Senior Floating Rate Interests (continued)
	Health Care Providers & Services (0.2)%
	Petco Health & Wellness Co. Inc., First Lien Term Loan, 7.513%, (3-Month SOFR + 3.51%), 3/03/28	United States	885,257	$(873,209)
	IT Services (0.3)%
[q]	Idera, Inc., Bank Debt Term Loan, 7.504%, (SOFR + 3.50%), 3/02/28	United States	710,033	(641,860)
	Nord SE, Term Loan, 7.937%, (SOFR + 4.00%), 9/23/32	United States	27,255	(27,357)
[q]	SonicWall, Bank Debt Term Loan, 9.329%, (SOFR + 5.00%), 5/18/28	United States	769,266	(680,185)
	Starlight Parent LLC, Initial Term Loan (First Lien), 8.261%, (SOFR + 4.00%), 4/16/32	United States	436,658	(433,837)
				(1,783,239)
	Media (0.1)%
	Dotdash Meredith Inc., Term B-2 Loan, 7.373%, (SOFR + 3.50%), 6/17/32	United States	67,925	(58,670)
[q]	MH Sub I LLC, Bank Debt Term Loan, 8.166%, (1- Month SOFR + 4.25%), 12/31/31	United States	336,215	(274,855)
				(333,525)
	Professional Services (0.0)%†
	Pre Paid Legal Services Inc., First Lien Initial Term Loan, 7.166%, (SOFR + 3.25%), 12/15/28	United States	19,583	(19,026)
	Real Estate Management & Development (0.0)%†
	Oceankey US II, Initial Term Loan (First Lien), 7.516%, (SOFR + 3.60%), 12/15/28	United States	179,731	(178,512)
	Software (0.2)%
[q]	Perforce, Term Loan B, 9.077%, (SOFR + 4.75%), 7/02/29	United States	412,916	(375,547)
[q]	Skopima Consilio Parent LLC, Amendment No. 5 Term Loan, 7.666%, (SOFR + 3.75%), 5/12/28	United States	215,838	(197,790)
	Tungsten Automation, Bank Debt Term Loan, 9.641%, (SOFR + 5.25%), 7/20/29	United States	326,738	(284,671)
	Zodiac Purchaser LLC, Term Loan, 7.416%, (SOFR + 3.50%), 2/14/32	United States	29,674	(29,392)
				(887,400)
	Specialty Retail (0.0)%†
	Harbor Freight Tools, Term Loan B, 6.166%, (SOFR + 2.50%), 6/11/31	United States	21,595	(21,295)
	Total Senior Floating Rate Interests (Proceeds $7,313,945)			(6,664,522)
	Total Securities Sold Short (Proceeds $109,060,802)			$(110,462,488)

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
# Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2025, the aggregate value of these securities and/or cash pledged amounted to $149,489,476, representing 28.0% of net assets.
c A portion or all of the security is on loan at November 30, 2025. See Note 1(f).
d Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the net value of these securities was $49,086,499, representing 9.2% of net assets.
f See Note 7 regarding investments in Russian securities.
g Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At November 30, 2025, the aggregate value of these securities was $1,524,546, representing 0.3% of net assets.
h Income may be received in additional securities and/or cash.
i Defaulted security or security for which income has been deemed uncollectible. See Note 6.
j Perpetual security with no stated maturity date.
k A supranational organization is an entity formed by two or more central governments through international treaties.
l See Note 8 regarding restricted securities.
m A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
n Principal amount is stated in 100 Mexican Peso Units.
o See Note 1(h) regarding senior floating rate interests.
p The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
q See Note 9 regarding unfunded loan commitments.
r The rate shown is the annualized seven-day effective yield at period end.
s A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
t See Note 1(f) regarding securities on loan.
u See Note 3(f) regarding investments in affiliated investment companies.
v Rate shown represents yield-to-maturity.
w See Note 1(d) regarding written options.
x See Note 1(e) regarding securities sold short.
y The coupon rate shown represents the rate at period end.

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
At November 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	7	$499,238	12/15/25	$42,788
Aluminum	Short	7	499,238	12/15/25	2,237
Aluminum	Long	8	574,818	3/16/26	200
Brent Crude Oil	Long	38	2,370,440	12/30/25	(39,180)
Brent Crude Oil	Short	5	311,900	12/30/25	(2,778)
Brent Crude Oil	Long	17	1,053,490	1/30/26	(23,648)
Brent Crude Oil	Long	1	61,730	2/27/26	(2,231)
Canola	Short	2	18,629	1/14/26	(446)
Canola	Short	2	19,010	3/13/26	(227)
Cattle Feeder	Long	1	161,987	1/29/26	(5,552)
Cocoa	Short	4	217,868	3/16/26	12,877
Cocoa	Short	1	55,110	5/13/26	(1,492)
Coffee	Long	5	714,750	3/19/26	25,148
Copper	Long	11	3,086,166	12/15/25	288,633
Copper	Short	11	3,086,166	12/15/25	(209,065)
Copper	Long	7	1,957,921	3/16/26	59,009
Copper	Short	1	279,703	3/16/26	(10,207)
Copper	Long	10	1,318,000	3/27/26	42,608
Corn	Short	94	2,104,425	3/13/26	(23,097)
Corn	Short	8	182,300	5/14/26	1,907
Corn	Short	8	184,500	7/14/26	(30)
Corn	Short	2	45,650	9/14/26	(854)
Corn	Short	7	163,887	12/14/26	(2,315)
Cotton	Long	10	323,550	3/09/26	(5,203)
Cotton	Short	6	194,130	3/09/26	6,057
Cotton	Long	1	32,960	5/06/26	18
ECX Emission	Short	1	96,582	12/15/25	(3,021)
Frozen Orange Juice	Long	1	23,407	1/09/26	(5,642)
Gasoline	Long	20	1,530,060	12/31/25	(67,770)
Gasoline	Long	2	152,754	1/30/26	(2,166)
Gold 100 Oz	Long	27	11,488,230	2/25/26	244,683
Hard Red Winter Wheat	Short	55	1,450,625	3/13/26	21,308
Hard Red Winter Wheat	Short	15	404,250	5/14/26	(708)
Hard Red Winter Wheat	Short	11	303,050	7/14/26	88
Lean Hogs	Short	1	32,240	12/12/25	2,148
Lean Hogs	Short	10	324,000	2/13/26	13,048
Lean Hogs	Short	3	101,880	4/15/26	4,023
Lean Hogs	Short	1	38,700	6/12/26	1,338
Live Cattle	Long	5	431,150	12/31/25	(27,751)
Live Cattle	Long	7	609,980	2/27/26	(4,425)
Live Cattle	Long	5	439,100	4/30/26	(12,901)
Live Cattle	Long	3	257,280	6/30/26	6,593
Low Sulphur Gas Oil	Long	2	137,150	12/11/25	3,623
Low Sulphur Gas Oil	Long	28	1,875,300	1/12/26	(95,816)
Low Sulphur Gas Oil	Long	1	66,050	2/12/26	(4,426)
Milling Wheat	Short	68	741,473	3/10/26	31,449
Milling Wheat	Short	17	188,819	5/11/26	7,443
Milling Wheat	Short	7	80,388	9/10/26	3,452
Milling Wheat	Short	5	59,450	12/10/26	1,204
Natural Gas	Long	6	291,000	12/29/25	7,076
Natural Gas	Short	55	2,667,500	12/29/25	(114,512)
Natural Gas	Short	5	220,900	1/28/26	(7,318)
Natural Gas	Short	3	114,690	2/25/26	1,425
Natural Gas	Short	3	110,970	3/27/26	(405)

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
Natural Gas	Short	1	$37,190	4/28/26	$108
NY Harbor Ultra Low Sulfur Diesel	Long	18	1,741,144	12/31/25	(101,368)
NY Harbor Ultra Low Sulfur Diesel	Long	2	190,579	1/30/26	(7,748)
NY Harbor Ultra Low Sulfur Diesel	Long	1	93,752	2/27/26	(3,450)
Palladium	Short	2	301,260	3/27/26	(15,474)
Platinum	Short	27	2,274,750	1/28/26	(246,800)
Rapeseed	Short	1	28,029	1/30/26	(193)
Rapeseed	Short	7	194,373	4/30/26	485
Rapeseed	Short	1	26,927	7/31/26	221
Robusta Coffee	Long	5	228,250	1/26/26	2,044
Robusta Coffee	Long	4	176,520	3/25/26	1,315
Silver	Long	3	857,445	3/27/26	83,318
Silver	Short	29	8,288,635	3/27/26	(868,139)
Soybean Meal	Short	9	286,830	1/14/26	(18,460)
Soybean Meal	Short	15	486,300	3/13/26	(2,568)
Soybean Meal	Short	2	65,920	5/14/26	(7,734)
Soybean Meal	Short	3	100,440	7/14/26	(2,817)
Soybean Meal	Short	1	33,540	8/14/26	38
Soybean Oil	Short	9	281,070	1/14/26	(6,914)
Soybean Oil	Long	2	63,060	3/13/26	1,260
Soybean Oil	Short	5	157,650	3/13/26	(4,373)
Soybean Oil	Short	3	95,112	5/14/26	(2,923)
Soybean Oil	Short	2	63,516	7/14/26	(2,044)
Soybeans	Short	24	1,365,300	1/14/26	(78,116)
Soybeans	Long	18	1,031,400	3/13/26	(7,865)
Soybeans	Short	7	401,100	3/13/26	(19,815)
Soybeans	Short	3	173,287	5/14/26	(6,757)
Soybeans	Short	3	174,525	7/14/26	(6,369)
Sugar	Short	46	783,619	2/27/26	57,558
Sugar	Short	8	131,981	4/30/26	10,420
Sugar	Short	1	16,442	6/30/26	1,174
UK Natural Gas	Long	5	154,569	12/30/25	(10,838)
Wheat	Short	33	888,525	3/13/26	13,526
Wheat	Short	5	136,687	5/14/26	939
Wheat	Short	2	55,500	7/14/26	596
White Sugar	Short	14	304,850	2/13/26	(8,406)
White Sugar	Short	2	43,080	4/15/26	(2,627)
White Sugar	Short	1	21,285	7/16/26	(566)
WTI Crude Oil	Long	4	234,200	12/18/25	(7,054)
WTI Crude Oil	Long	45	2,634,750	12/19/25	(49,091)
WTI Crude Oil	Short	19	1,112,450	12/19/25	(1,722)
WTI Crude Oil	Long	3	174,870	1/16/26	(2,353)
WTI Crude Oil	Long	10	582,900	1/20/26	(9,386)
WTI Crude Oil	Long	3	174,270	2/19/26	(1,773)
WTI Crude Oil	Long	5	290,450	2/20/26	(4,178)
Zinc	Long	4	316,906	12/15/25	33,217
Zinc	Short	4	316,906	12/15/25	(10,045)
Zinc	Long	5	381,909	3/16/26	3,390
					(1,151,160)
Currency Contracts
Australian Dollar Index[a]	Short	192	12,581,760	12/15/25	86,504
British Pound Index[a]	Long	273	22,582,219	12/15/25	(357,118)
Canadian Dollar Index[a]	Short	132	9,454,500	12/16/25	99,350
EUR/CZK[a]	Long	4	767,271	12/15/25	9,288
EUR/HUF[a]	Long	12	1,093,361	12/15/25	43,079
EUR/NOK[a]	Long	7	1,015,994	12/15/25	(5,399)

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts (continued)
EUR/PLN[a]	Long	11	$1,505,426	12/15/25	$14,812
EUR/SEK[a]	Short	1	145,046	12/15/25	755
Euro Index[a]	Short	72	10,450,350	12/15/25	121,332
ICE U.S. Dollar Index[a]	Long	2	198,816	12/15/25	(253)
Japanese Yen Index[a]	Long	282	22,597,012	12/15/25	(452,472)
Mexican Peso Index[a]	Long	150	4,092,750	12/15/25	95,279
New Israeli Shekel Index[a]	Short	6	1,842,540	12/15/25	(34,941)
New Zealand Dollar Index[a]	Short	44	2,526,700	12/15/25	85,702
South African Rand Index[a]	Long	28	817,250	12/15/25	23,334
Swiss Franc Index[a]	Short	70	10,913,000	12/15/25	164,021
U.S. Dollar Index[a]	Long	84	839,058	12/15/25	1,508
					(105,219)
Equity Contracts
CAC 40 10 Euro Index[a]	Long	11	1,037,006	12/19/25	17,024
CAC 40 10 Euro Index[a]	Short	27	2,545,377	12/19/25	(36,348)
CBOE Volatility Index[a]	Long	43	785,554	12/17/25	(76,721)
CBOE Volatility Index[a]	Long	22	437,074	1/21/26	(24,564)
CBOE Volatility Index[a]	Long	6	125,030	2/18/26	(4,631)
DAX Index[a]	Long	14	9,690,413	12/19/25	82,226
DJ EURO STOXX 50 Index[a]	Long	5	329,092	12/19/25	4,740
DJ EURO STOXX 50 Index[a]	Short	6	394,911	12/19/25	(3,282)
DJ EURO STOXX Index	Long	36	508,846	12/19/25	18,165
DJIA Mini E-CBOT Index[a]	Short	4	954,860	12/19/25	(28,082)
E-Mini Russell 2000[a]	Long	4	501,020	12/19/25	11,292
E-Mini Russell 2000[a]	Short	43	5,385,965	12/19/25	(163,370)
E-Mini S&P MidCap 400 Index[a]	Short	3	994,320	12/19/25	2,086
FTSE 100 Index[a]	Long	5	645,429	12/19/25	6,910
FTSE 100 Index[a]	Short	29	3,743,489	12/19/25	(143,271)
FTSE China A50 Index[a]	Long	385	5,800,410	12/30/25	46,293
FTSE Taiwan Index[a]	Long	11	1,001,110	12/30/25	26,950
FTSE/JSE Top 40 Index[a]	Short	16	968,995	12/18/25	(46,979)
FTSE/MIB Index[a]	Long	7	1,762,244	12/19/25	39,279
Hang Seng China Enterprises Index[a]	Long	15	879,775	12/30/25	(5,684)
Hang Seng Index[a]	Long	18	2,993,334	12/30/25	(187)
IBEX 35 Index[a]	Short	11	2,090,383	12/19/25	(57,878)
KOPSI 200 Index[a]	Long	27	2,551,474	12/11/25	439,785
Mini TOPIX Index	Short	58	1,255,354	12/11/25	(95,890)
MSCI Emerging Markets Index[a]	Long	15	1,033,200	12/19/25	18,054
MSCI Singapore Index[a]	Long	31	1,060,126	12/30/25	6,628
NASDAQ 100 E-Mini Index[a]	Long	51	25,991,640	12/19/25	709,396
NIKKEI 225 Index[a]	Short	27	997,838	12/11/25	(141,191)
NIKKEI 225 Index[a]	Long	1	321,827	12/12/25	573
NIKKEI 225 Index[a]	Short	3	965,480	12/12/25	(136,438)
NSE IFSC Nifty 50 Index[a]	Long	12	633,288	12/30/25	1,429
S&P 500 E-Mini Index[a]	Long	102	34,983,450	12/19/25	772,760
S&P 500 E-Mini Index	Short	3	1,028,925	12/19/25	(20,321)
S&P/TSX 60 Index[a]	Long	15	3,954,765	12/18/25	206,285
SPI 200 Index[a]	Short	1	141,218	12/18/25	4,869
TOPIX Index[a]	Long	23	4,978,128	12/11/25	295,428
					1,725,335
Interest Rate Contracts
3 Month EURIBOR[a]	Short	20	5,682,843	3/16/26	5,642
3 Month EURIBOR[a]	Short	17	4,831,896	6/15/26	448
3 Month EURIBOR[a]	Short	14	3,979,208	9/14/26	2,263
3 Month EURIBOR[a]	Long	53	15,060,303	12/14/26	(20,100)
3 Month EURIBOR[a]	Short	20	5,683,133	12/14/26	(1,765)

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)
3 Month EURIBOR[a]	Short	8	$2,272,325	3/15/27	$(3,185)
3 Month EURIBOR[a]	Short	8	2,271,165	6/14/27	500
3 Month EURIBOR[a]	Short	5	1,418,753	9/13/27	533
3 Month EURIBOR[a]	Short	4	1,134,365	12/13/27	106
3 Month SOFR[a]	Short	83	20,013,375	6/16/26	(7,498)
3 Month SOFR[a]	Short	93	22,481,588	9/15/26	(17,549)
3 Month SOFR[a]	Short	84	20,342,700	12/15/26	(25,887)
3 Month SOFR[a]	Long	125	30,298,438	3/16/27	(12,627)
3 Month SOFR[a]	Short	122	29,571,275	3/16/27	(31,950)
3 Month SOFR[a]	Short	81	19,639,463	6/15/27	(26,045)
3 Month SOFR[a]	Short	76	18,426,200	9/14/27	(27,226)
3 Month SOFR[a]	Short	70	16,967,125	12/14/27	(17,981)
3 Month SOFR[a]	Short	65	15,748,688	3/14/28	13,414
3 Month SONIA[a]	Short	13	4,151,813	6/16/26	(3,239)
3 Month SONIA[a]	Short	14	4,477,210	9/15/26	(5,929)
3 Month SONIA[a]	Short	15	4,799,990	12/15/26	(6,800)
3 Month SONIA[a]	Short	15	4,800,735	3/16/27	(9,396)
ASX 90 Day Bank Accepted Bill[a]	Long	10	6,490,942	3/12/26	(5,729)
ASX 90 Day Bank Accepted Bill[a]	Long	8	5,192,246	6/11/26	(5,300)
ASX 90 Day Bank Accepted Bill[a]	Long	5	3,244,837	9/10/26	(3,662)
ASX 90 Day Bank Accepted Bill[a]	Long	4	2,595,552	12/10/26	(3,849)
ASX 90 Day Bank Accepted Bill[a]	Long	2	1,297,618	3/11/27	(1,879)
Australian 3 Yr. Bond[a]	Long	39	2,704,626	12/15/25	(33,661)
Australian 10 Yr. Bond[a]	Long	33	2,415,675	12/15/25	(48,264)
Australian 10 Yr. Bond[a]	Short	51	3,733,316	12/15/25	60,096
Canadian 2 Yr. Bond[a]	Short	33	2,501,424	3/20/26	(841)
Canadian 10 Yr. Bond[a]	Long	88	7,743,420	3/20/26	17,755
Euro-BOBL[a]	Long	261	35,710,560	12/08/25	(17,129)
Euro-Bund[a]	Long	110	16,445,097	12/08/25	(68,002)
Euro-Buxl[a]	Short	39	5,148,315	12/08/25	(29,217)
Euro-OAT[a]	Long	10	1,425,061	12/08/25	10,859
Euro-Schatz[a]	Long	97	12,036,834	12/08/25	(10,507)
Euro-Schatz[a]	Short	71	8,810,466	12/08/25	3,920
Euro-SCHATZ[a]	Short	24	2,978,186	3/06/26	255
Japanese 10 Yr. Bond[a]	Long	9	778,551	12/12/25	(5,335)
Japanese 10 Yr. Bond[a]	Long	3	2,596,324	12/15/25	(32,761)
Japanese 10 Yr. Bond[a]	Short	9	7,788,971	12/15/25	101,866
Korean 3 Yr. Bond[a]	Short	18	1,292,000	12/16/25	16,365
Korean 10 Yr. Bond[a]	Short	25	1,932,139	12/16/25	84,898
Long Gilt[a]	Long	68	8,248,248	3/27/26	64,715
U.S. Treasury 2 Yr. Note	Long	73	15,246,734	3/31/26	(4,655)
U.S. Treasury 2 Yr. Note[a]	Short	292	60,986,937	3/31/26	15,587
U.S. Treasury 5 Yr. Note[a]	Long	19	2,085,547	3/31/26	(989)
U.S. Treasury 5 Yr. Note[a]	Short	98	10,757,031	3/31/26	(7,540)
U.S. Treasury 10 Yr. Note[a]	Long	71	8,047,406	3/20/26	(7,399)
U.S. Treasury 10 Yr. Note[a]	Short	115	13,083,140	3/20/26	(13,184)
U.S. Treasury Long Bond[a]	Long	48	5,637,000	3/20/26	(3,031)
U.S. Treasury Long Bond[a]	Short	25	2,935,938	3/20/26	(7,219)
U.S. Treasury Ultra Bond[a]	Long	28	3,386,250	3/20/26	6,651
					(121,457)
Total Futures Contracts					$347,499

*As of period end.
aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
At November 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar[b]	MSCO	Buy	3,250,000	2,146,109	12/17/25	$2,208	$(19,234)
Australian Dollar[b]	MSCO	Sell	6,148,000	4,018,028	12/17/25	12,802	(22,343)
British Pound	GSCO	Buy	20,000	27,123	12/17/25	—	(633)
British Pound	GSCO	Sell	62,000	83,960	12/17/25	1,840	—
British Pound	JPHQ	Buy	20,000	27,063	12/17/25	—	(573)
British Pound	JPHQ	Sell	2,344,000	3,169,522	12/17/25	64,874	—
British Pound[b]	MSCO	Buy	10,497,000	14,137,277	12/17/25	15,371	(249,275)
British Pound[b]	MSCO	Sell	8,580,000	11,375,744	12/17/25	58,129	(46,679)
Canadian Dollar[b]	MSCO	Buy	930,000	669,511	12/17/25	1,932	(5,173)
Canadian Dollar[b]	MSCO	Sell	8,961,000	6,493,922	12/17/25	74,699	(608)
Euro	GSCO	Buy	1,540,000	1,802,070	12/17/25	1,674	(15,597)
Euro	GSCO	Sell	390,000	453,538	12/17/25	1,845	(1,150)
Euro	JPHQ	Buy	1,210,000	1,410,484	12/17/25	1,253	(6,766)
Euro	JPHQ	Sell	3,524,000	4,135,757	12/17/25	47,542	(3,619)
Euro[b]	MSCO	Buy	12,293,000	14,434,955	12/17/25	8,042	(169,173)
Euro[b]	MSCO	Sell	8,169,000	9,563,147	12/17/25	83,003	(5,159)
Japanese Yen[b]	MSCO	Buy	1,137,458,000	7,529,022	12/17/25	10,419	(240,015)
Japanese Yen[b]	MSCO	Sell	2,064,527,000	13,864,626	12/17/25	617,073	(1,166)
Mexican Peso[b]	MSCO	Buy	35,399,000	1,886,969	12/17/25	43,600	—
Mexican Peso[b]	MSCO	Sell	1,728,000	93,088	12/17/25	—	(1,152)
New Zealand Dollar[b]	MSCO	Buy	338,000	194,828	12/17/25	1,987	(2,714)
New Zealand Dollar[b]	MSCO	Sell	3,704,000	2,209,250	12/17/25	82,622	(471)
Swiss Franc[b]	MSCO	Buy	6,713,000	8,501,349	12/17/25	491	(125,485)
Swiss Franc[b]	MSCO	Sell	2,545,000	3,173,877	12/17/25	9,019	(10,745)
Canadian Dollar	BNYM	Sell	192,000	139,741	12/29/25	2,097	—
Euro	BNYM	Sell	106,000	125,351	12/29/25	2,186	—
Brazilian Real	MSCO	Buy	2,366,755	425,400	1/15/26	13,660	—
Brazilian Real	MSCO	Sell	5,170,150	943,667	1/15/26	94	(15,549)
Chilean Peso	JPHQ	Buy	3,171,730,619	3,336,817	1/22/26	81,931	—
Chilean Peso	JPHQ	Sell	652,912,500	690,000	1/22/26	—	(13,762)
Chinese Yuan	JPHQ	Buy	15,666,908	2,212,151	1/22/26	8,472	—
Colombian Peso	JPHQ	Sell	13,559,386,035	3,428,586	1/22/26	—	(157,113)
Euro	JPHQ	Buy	2,715,327	3,170,760	1/22/26	536	(12,300)
Euro	JPHQ	Sell	3,450,604	4,052,101	1/22/26	37,688	—
Hungarian Forint	JPHQ	Buy	728,560,060	2,178,575	1/22/26	28,535	—
Indian Rupee	JPHQ	Buy	118,077,697	1,322,242	1/22/26	—	(6,140)
Indonesian Rupiah	JPHQ	Buy	3,434,777,155	206,463	1/22/26	—	(328)
Indonesian Rupiah	JPHQ	Sell	46,281,856,246	2,783,743	1/22/26	6,889	(705)
Japanese Yen	JPHQ	Buy	47,029,693	311,025	1/22/26	—	(8,173)
Kazakhstan Tenge	CITI	Sell	94,153,367	169,021	1/22/26	—	(10,842)
Malaysian Ringgit	GSCO	Buy	1,382,271	330,000	1/22/26	5,103	—
Malaysian Ringgit	GSCO	Sell	1,436,367	340,210	1/22/26	—	(8,008)
Mexican Peso	JPHQ	Buy	55,993,577	3,010,851	1/22/26	30,846	—
Mexican Peso	JPHQ	Sell	7,933,600	429,211	1/22/26	—	(1,760)
Peruvian Nuevo Sol	JPHQ	Buy	1,781,784	527,374	1/22/26	1,769	—
Peruvian Nuevo Sol	JPHQ	Sell	15,835,705	4,583,656	1/22/26	—	(119,136)
Polish Zloty	JPHQ	Buy	8,223,655	2,250,000	1/22/26	680	—
Polish Zloty	JPHQ	Sell	598,262	163,645	1/22/26	—	(89)
South African Rand	JPHQ	Buy	87,460,076	5,039,883	1/22/26	50,020	—
South African Rand	JPHQ	Sell	52,929,139	3,037,398	1/22/26	—	(42,912)
South Korean Won	JPHQ	Buy	4,326,638,130	3,062,652	1/22/26	—	(112,516)
South Korean Won	JPHQ	Sell	4,344,780,000	3,020,000	1/22/26	57,495	—

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Thai Baht	JPHQ	Buy	71,753,660	2,200,000	1/22/26	$38,044	$—
Thai Baht	JPHQ	Sell	71,487,751	2,212,491	1/22/26	—	(17,260)
Turkish Lira	JPHQ	Buy	20,377,143	449,927	1/22/26	9,206	—
Turkish Lira	JPHQ	Sell	1,326,350	29,204	1/22/26	—	(681)
Australian Dollar	MSCO	Sell	600,000	391,781	1/30/26	—	(1,374)
Chinese Yuan	MSCO	Sell	600,000	84,861	1/30/26	—	(348)
Indonesian Rupiah	MSCO	Sell	10,000,000,000	598,378	1/30/26	—	(1,713)
Japanese Yen	MSCO	Sell	177,000,000	1,160,483	1/30/26	20,272	(363)
Malaysian Ringgit	MSCO	Sell	650,000	154,520	1/30/26	—	(3,097)
Philippine Peso	MSCO	Sell	15,000,000	252,984	1/30/26	—	(2,438)
Singapore Dollar	MSCO	Sell	400,000	310,424	1/30/26	315	—
South Korean Won	MSCO	Buy	420,000,000	291,980	1/30/26	—	(5,492)
South Korean Won	MSCO	Sell	815,000,000	570,957	1/30/26	15,034	—
Taiwan Dollar	MSCO	Sell	19,000,000	617,277	1/30/26	9,277	—
Thai Baht	MSCO	Sell	13,500,000	415,836	1/30/26	—	(5,469)
Brazilian Real	JPHQ	Buy	10,044,022	1,827,149	2/03/26	27,995	—
Chinese Yuan	MSCO	Buy	5,712,808	809,392	2/24/26	3,011	—
Chinese Yuan	MSCO	Sell	23,605,176	3,332,652	2/24/26	—	(24,178)
British Pound	MSCO	Sell	1,850,000	2,427,359	2/27/26	—	(22,828)
Danish Krone	MSCO	Sell	2,500,000	388,238	2/27/26	—	(2,241)
Euro	MSCO	Sell	1,650,000	1,912,040	2/27/26	—	(10,784)
Norwegian Krone	MSCO	Sell	6,100,000	595,265	2/27/26	—	(7,148)
Swedish Krona	MSCO	Sell	6,600,000	694,037	2/27/26	—	(8,584)
Swiss Franc	MSCO	Sell	1,000,000	1,248,668	2/27/26	—	(8,755)
Total Forward Exchange Contracts						$1,591,580	$(1,559,816)
Net unrealized appreciation (depreciation)							$31,764

*In U.S. dollars unless otherwise indicated.
a May be comprised of multiple contracts with the same counterparty, currency and settlement date.
b A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
At November 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	614,000		$(12,915)	$(7,675)	$(5,240)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	250,000		(5,258)	(7,466)	2,208
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	307,000		(6,457)	(7,156)	699
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	246,000		(5,174)	(3,075)	(2,099)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	49,000		(1,031)	(1,236)	205
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	123,000		(2,587)	(1,230)	(1,357)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	3,000		(63)	(71)	8
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	245,000		(9,122)	(4,385)	(4,737)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	316,000		(11,766)	(2,001)	(9,765)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	374,000		(13,925)	(1,778)	(12,147)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	27,000		(1,005)	(102)	(903)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	347,000		(12,920)	434	(13,354)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	56,000		(2,085)	560	(2,645)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	230,000		(8,564)	2,875	(11,439)
American Airlines Inc.	(5.00)%	Quarterly	12/20/29	33,000		(825)	1,567	(2,392)
American Airlines Inc.	(5.00)%	Quarterly	12/20/29	55,000		(1,375)	2,750	(4,125)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,050)	(6,709)	3,659
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	73,000		(1,535)	(3,169)	1,634
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	68,000		(1,430)	(2,272)	842
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,050)	(5,568)	2,518
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,050)	(4,860)	1,810
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	40,000		(841)	(1,355)	514
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	145,000		(12,136)	(1,989)	(10,147)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	116,000		(9,709)	(1,335)	(8,374)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	39,000		(3,264)	(1,011)	(2,253)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,427)	(978)	(1,449)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(4,018)	(557)	(3,461)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,427)	(421)	(2,006)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,427)	(414)	(2,013)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,427)	(371)	(2,056)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,427)	(283)	(2,144)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(4,018)	(277)	(3,741)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(1,590)	(258)	(1,332)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(1,590)	(88)	(1,502)
Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		1,046	137,787	(136,741)
Government of Italy	(1.00)%	Quarterly	6/20/26	350,000		(1,873)	(4,524)	2,651
Jaguar Land Rover	(5.00)%	Quarterly	6/20/30	151,000	EUR	(19,987)	(16,455)	(3,532)
Jaguar Land Rover	(5.00)%	Quarterly	6/20/30	47,000	EUR	(6,221)	(6,495)	274
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	570,000		(49,531)	(35,278)	(14,253)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	347,000		(30,153)	(17,211)	(12,942)

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	139,000		$(12,079)	$(5,739)	$(6,340)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	32,000		2	1,040	(1,038)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		1	409	(408)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		1	1,155	(1,154)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		1	1,207	(1,206)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	54,000		3	1,890	(1,887)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	27,000		1	2,533	(2,532)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	50,000		3	4,253	(4,250)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	21,000		2,287	8,190	(5,903)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	24,000		2,613	9,300	(6,687)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	30,000		3,267	10,202	(6,935)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	36,000		(1,641)	10,530	(12,171)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	37,000		4,029	12,395	(8,366)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	48,000		(2,188)	12,900	(15,088)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	55,000		5,989	18,035	(12,046)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	102,000		(4,649)	32,130	(36,779)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	196,000		21,342	59,488	(38,146)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	204,000		(9,298)	61,200	(70,498)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	32,000		(251)	(207)	(44)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/28	435,000		(3,718)	(2,169)	(1,549)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/28	100,000		(855)	(451)	(404)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	362,000		(2,839)	1,572	(4,411)
MetLife Inc.	(1.00)%	Quarterly	12/20/30	1,400,000		(22,471)	(27,521)	5,050
People’s Republic of China	(1.00)%	Quarterly	12/20/30	470,000		(11,377)	(12,034)	657
Stellantis NV	(5.00)%	Quarterly	12/20/30	730,000	EUR	(138,032)	(129,104)	(8,928)
Whirlpool Corp.	(1.00)%	Quarterly	12/20/30	750,000		50,692	41,995	8,697
WPP Finance	(1.00)%	Quarterly	12/20/30	608,000	EUR	5,826	10,033	(4,207)
Contracts to Sell Protection[c,d]
Single Name
Virgin Media	5.00%	Quarterly	6/20/30	97,000	EUR	6,800	7,519	(719)	B+
Traded Index
[e]CDX.EM.44	1.00%	Quarterly	12/20/30	1,000,000		(15,760)	(20,980)	5,220	Investment Grade
[e]CDX.NA.HY.45	5.00%	Quarterly	12/20/30	3,000,000		223,377	221,937	1,440	Non-Investment Grade
[e]CDX.NA.IG.45	1.00%	Quarterly	12/20/30	17,000,000		382,390	391,820	(9,430)	Investment Grade
[e]ITRX.EUR	1.00%	Quarterly	12/20/30	8,000,000	EUR	208,105	206,277	1,828	Investment Grade
[e]ITRX.EUR.XOVER	5.00%	Quarterly	12/20/30	5,000,000	EUR	619,534	625,297	(5,763)	Non-Investment Grade
Total Centrally Cleared Swap Contracts						$1,047,898	$1,553,022	$(505,124)

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name
Alstom SA	(1.00)%	Quarterly	MSCO	12/20/30	788,000	EUR	$(12,441)	$(5,598)	$(6,843)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/26	50,000		(1,538)	(389)	(1,149)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	77,000		(3,616)	(252)	(3,364)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	97,000		(4,555)	(190)	(4,365)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	82,000		(3,850)	(107)	(3,743)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	41,000		(1,925)	(107)	(1,818)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	82,000		(3,850)	(54)	(3,796)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	12/20/30	99,000		(8,687)	(4,304)	(4,383)
Bayerische	(1.00)%	Quarterly	MSCO	12/20/25	146,000	EUR	(426)	5	(431)
Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/30	174,000		14,752	49,789	(35,037)
Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/30	299,000		25,266	92,311	(67,045)
Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/30	292,000		24,674	112,975	(88,301)
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/30	349,000		29,588	98,550	(68,962)
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/30	373,000		31,519	147,007	(115,488)
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	197,000		181	12,125	(11,944)
Government of Korea	(1.00)%	Quarterly	GSCO	12/20/30	3,028,000		(115,184)	(109,899)	(5,285)
Kingdom of Saudia Arabia	(1.00)%	Quarterly	BZWS	12/20/30	1,025,000		(18,233)	(14,259)	(3,974)
Kingdom of Saudia Arabia	(1.00)%	Quarterly	GSCO	12/20/30	3,900,000		(69,373)	(53,351)	(16,022)
Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	12/20/30	127,269,000	JPY	30,140	29,905	235
Nippon Paper Industries Co.	(1.00)%	Quarterly	JPHQ	12/20/25	7,366,000	JPY	(112)	(1)	(111)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	21,750,000	JPY	(329)	10	(339)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	33,598,000	JPY	(508)	23	(531)
Saudi Arabia International	(1.00)%	Quarterly	GSCO	6/20/35	1,698,000		(2,735)	—	(2,735)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/30	99,000		(11,148)	(3,149)	(7,999)
Traded Index
[e]ITRX.EUR.FIN	(1.00)%	Quarterly	BZWS	12/20/30	1,000,000	EUR	(26,123)	(23,689)	(2,434)
Contracts to Sell Protection[c,d]
Single Name
Saudi Arabia International	1.00%	Quarterly	BZWS	6/20/30	990,000		18,377	—	18,377	A+
Saudi Arabia International	1.00%	Quarterly	GSCO	6/20/30	708,000		13,142	—	13,142	A+
Total OTC Swap Contracts							$(96,994)	$327,351	$(424,345)
Total Credit Default Swap Contracts							$950,904	$1,880,373	$(929,469)

a In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d The Fund enters contracts to sell protection to create a long credit position.
e A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
At November 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 10.23%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/31/25	38,400,000	MXN	$5,223
Receive Fixed 10.23%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/17/26	38,400,000	MXN	28,662
Receive Fixed 37.30%
Pay Floating TLREF	Quarterly	9/15/26	65,412,818	TRY	8,706
Receive Fixed 37.35%
Pay Floating TLREF	Quarterly	9/15/26	57,587,182	TRY	7,071
Receive Fixed 7.02%
Pay Floating 3-Month-JIBAR	Quarterly	12/18/26	34,983,147	ZAR	(8,553)
Receive Fixed 13.29%
Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	6,584
Receive Fixed 13.41%
Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	17,092
Receive Fixed 16.25%
Pay Floating BRLCDI	Annually	1/04/27	9,083,263	BRL	(61,714)
Receive Fixed 7.98%
Pay Floating COLIBOR	Quarterly	3/19/27	5,531,819,764	COP	(30,236)
Receive Fixed 8.02%
Pay Floating COLIBOR	Quarterly	3/19/27	6,276,246,033	COP	(35,096)
Receive Fixed 3.70%
Pay Floating SOFR	Annually	6/03/27	6,310,000		28,695
Receive Fixed 8.52%
Pay Floating COLIBOR	Quarterly	12/17/27	7,409,316,244	COP	(47,395)
Receive Fixed 8.52%
Pay Floating COLIBOR	Quarterly	12/17/27	1,890,683,756	COP	(12,094)
Receive Fixed 3.57%
Pay Floating SOFR	Annually	7/28/28	2,108,000		16,267
Receive Fixed 3.58%
Pay Floating SOFR	Annually	7/28/28	1,996,000		16,081
Receive Fixed 3.30%
Pay Floating SOFR	Annually	11/12/28	7,274,000		10,378
Receive Fixed 4.15%
Pay Floating SOFR	Annually	11/22/28	5,700,000		145,609
Receive Fixed 13.44%
Pay Floating BRLCDI	Annually	1/02/29	14,380,185	BRL	27,996
Receive Fixed 3.93%
Pay Floating SOFR	Annually	3/15/29	5,469,600		114,758
Receive Fixed 3.47%
Pay Floating 1-Day EONIA	Annually	12/18/29	13,815,899	CZK	(11,113)
Receive Fixed 3.50%
Pay Floating 1-Day EONIA	Annually	12/18/29	22,360,157	CZK	(16,847)
Receive Fixed 5.41%
Pay Floating 6-Month-BUBOR	Annually	12/18/29	447,284,564	HUF	(45,651)
Receive Fixed 5.42%
Pay Floating 6-Month-BUBOR	Annually	12/18/29	182,487,019	HUF	(18,334)
Receive Fixed 5.44%
Pay Floating 6-Month-BUBOR	Annually	12/18/29	182,228,417	HUF	(17,921)
Receive Fixed 7.68%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/12/30	30,200,000	MXN	24,037

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 6.17%
Pay Floating 6-Month-BUBOR	Annually	9/17/30	650,000,000	HUF	$(19,127)
Receive Fixed 13.28%
Pay Floating BRLCDI	Annually	1/02/31	3,798,293	BRL	7,003
Receive Fixed 13.29%
Pay Floating BRLCDI	Annually	1/02/31	3,601,707	BRL	6,551
Receive Fixed 5.83%
Pay Floating 6-Month-BUBOR	Annually	12/18/34	237,699,992	HUF	42,288
Receive Fixed 5.85%
Pay Floating 6-Month-BUBOR	Annually	12/18/34	100,982,120	HUF	17,602
Receive Fixed 5.87%
Pay Floating 6-Month-BUBOR	Annually	12/18/34	101,317,888	HUF	17,349
Receive Fixed 7.80%
Pay Floating 3-Month-JIBAR	Quarterly	12/17/35	29,000,000	ZAR	32,760
Total Centrally Cleared Swap Contracts					256,631
OTC Swap Contracts
Receive Fixed 43.51%
Pay Floating TLREF, Counterparty JPHQ	Quarterly	4/16/26	27,734,327	TRY	(12,646)
Receive Fixed 5.43%
Pay Floating MIBOR, Counterparty CITI	Semi-Annually	12/17/27	210,000,000	INR	(1,464)
Receive Fixed 3.26%
Pay Floating KLIBOR, Counterparty HSBC	Quarterly	6/18/30	5,273,842	MYR	(2,476)
Receive Fixed 3.26%
Pay Floating KLIBOR, Counterparty GSCO	Quarterly	6/18/30	6,126,158	MYR	(3,107)
Total OTC Swap Contracts					(19,693)
Total Interest Rate Swap Contracts					$236,938

*In U.S. dollars unless otherwise indicated.
At November 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Currency Contracts - Long[a]
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/30/26	10,243,972		$—
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/26	6,688,352		22,926
FX G10 Value	Fixed 0.00%	Monthly	CITI	6/30/26	22,409,696		(21,151)
							1,775
Equity Contracts - Long[a]
104 Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	8/31/26	34,226		(1,110)
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	215,726	GBP	(53,079)
3S Bio Inc	HIBOR + 0.35%	Monthly	GSCO	6/25/26	173,536	HKD	7,870
77th Bank	TONAR + 0.35%	Monthly	GSCO	6/24/26	28,980,446	JPY	91,330
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	89,068	EUR	(1,747)
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/30	66,325	EUR	8,059
Able Global Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	17,628		1,777
ABRDN PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/26	208,039	GBP	88,690
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,583,645	SEK	49,765

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Accent Gl Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	133,130	AUD	$(23,255)
Acciona SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	147,767	EUR	62,726
Acs Actividades De Construction	1-Day EONIA + 0.275%	Monthly	MSCO	7/07/26	101,643	EUR	26,892
Adaro Andalan Indonesia	1-Day FEDEF + 0.35%	Monthly	MSCO	11/27/26	22,740		(314)
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/30	2,447,881	SEK	63,852
Addtech Ab Ser B	1-Week STIBOR + 0.275%	Monthly	SEBA	7/28/26	159,364	SEK	449
Adesso SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/31	76,940	EUR	2,336
Adi Sarana Armada TBK	1-Day FEDEF + 0.35%	Monthly	MSCO	9/10/26	60,722		14,441
Adidas AG	Euro STR + 0.35%	Monthly	JPHQ	10/08/30	240,251	EUR	(33,065)
Advanced Info Service Pub	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	138,698		14,634
Advanced Media Inc	1-Day SONIA + 0.275%	Monthly	GSCO	8/05/26	4,689,118	JPY	(2,718)
Advanced Power Electronic	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	88,656		1,681
Advice IT Infinite Public	1-Day FEDEF + 0.25%	Monthly	MSCO	9/24/26	49,274		(2,408)
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/30	1,993,800	ZAR	(8,940)
Aedifica	Euro STR + 0.35%	Monthly	JPHQ	7/14/26	213,057	EUR	13,407
Aegon	Euro STR + 0.35%	Monthly	JPHQ	4/03/26	179,128	EUR	39,257
Aeon Co. Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	48,438		(10,312)
Aew UK REIT Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	20,869	GBP	440
Agesa Hayat Emeklilik	1-Day FEDEF + 1.25%	Monthly	MSCO	9/24/26	79,797		11,865
AGL Energy Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	345,431	AUD	(9,562)
Ahresty Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,142,058	JPY	397
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	46,685	GBP	39,648
Aica Kogyo Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,249,544	JPY	378
Aida Engineering	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,930,165	JPY	29,099
AIMS APAC Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	116,069	SGD	4,780
Air France-KLM	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/29	151,572	EUR	(16,971)
Air New Zealand Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/23/26	61,324	NZD	633
Airtrip Corp	TONAR + 0.35%	Monthly	GSCO	8/28/26	1,462,745	JPY	(1,636)
Aisan Industry Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,105,809	JPY	18,138
Aisin Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,942,831	JPY	57,063
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	3,307,230	NOK	(16,612)
Albaraka Turk Katilim Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/30	103,236		989
Alfa Laval AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/17/26	846,339	SEK	93
A-Living Smart City Service	HIBOR + 0.35%	Monthly	GSCO	6/25/26	399,912	HKD	(8,783)
Alliance Global Group	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	29,567		(1,005)
[e]Alliance Global Group Rights	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	—		6,644
Alten	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	114,372	EUR	(6,308)
Aluminum Corp of China	HIBOR + 0.35%	Monthly	GSCO	6/26/26	513,438	HKD	55,073
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/30	122,591	EUR	18,596
Amasten Fastighets AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/27/30	774,710	SEK	6,914
Amata Corp	1-Day FEDEF + 0.25%	Monthly	MSCO	9/03/26	231,427		(3,769)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,737,144	SEK	68,527
Amedeo Air Four Plus	1-Day SONIA + 0.275%	Monthly	MSCO	4/09/26	35,601	GBP	30,660
Amotiv Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	111,046	AUD	7,751
AMP FPO	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	128,828	AUD	27,027
Amperex Technology Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	2/05/31	1,101,941		(46,672)

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
AMS-Osram AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/30	204,234	CHF	$95,960
Ana Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,005,966	JPY	5,846
Aneka Tambang	1-Day FEDEF + 0.35%	Monthly	MSCO	10/08/26	133,047		(17,392)
Anest Iwata Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,920,301	JPY	7,872
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/30	210,497	EUR	(2,038)
Anker Innovations	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	88,334		5,229
Anapass Inc.	1-Day FEDEF + 0.25%	Monthly	MSCO	8/28/26	43,170		(5,327)
Anpec Electronics Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/25/26	183,693		38,728
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/30	124,289	GBP	39,972
Aoyama Trading Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,146,770	JPY	11,302
Aquafil	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	11,127	EUR	1,228
Arakawa Chemical Industrial	TONAR + 0.35%	Monthly	GSCO	6/24/26	407,890	JPY	398
Aramis Group	1-Day EONIA + 0.275%	Monthly	MSCO	4/03/26	26,863	EUR	(4,776)
Arcadyan Technology Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	210,380		(29,926)
AREIT Inc	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	66,958		(1,854)
Argosy Research	1-Day FEDEF + 0.10%	Monthly	MSCO	9/08/26	109,879		(8,930)
Ariston Holding NV	Euro STR + 0.35%	Monthly	JPHQ	11/29/30	83,066	EUR	(5,339)
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	3,319,983	SEK	(48,899)
Aroundtown SA	Euro STR + 0.35%	Monthly	JPHQ	9/12/30	308,283	EUR	81,833
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/26	349,452	CHF	(128,810)
Asahi Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,105,403	JPY	107
Asahi Intecc Co Ltd	TONAR + 0.35%	Monthly	GSCO	10/16/26	24,958,588	JPY	33,161
Asahi Net Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,500,664	JPY	940
Asahi Yukizai Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,440,872	JPY	11,505
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	79,446	EUR	16,087
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	37,230	CHF	9,441
Asia Cement Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	10/02/26	48,558		822
Asia Optical Co Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	11/23/26	55,796		1,742
Asia Pile Holdings Corpor	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,524,530	JPY	32,788
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	205,318	EUR	99,026
Asrock Incorporation	1-Day FEDEF + 0.10%	Monthly	MSCO	8/17/26	112,644		(16,644)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	104,539		69,310
Astra Otoparts Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	19,641		4,191
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/30	2,436,063	ZAR	56,751
Asustek Computer Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	8/28/26	170,380		(17,431)
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/30	235,664	EUR	(6,016)
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/31	1,853,279	SEK	71,248
Auclinical Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	163,080	AUD	7,383
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/31	50,551	EUR	4,351
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/26	1,731,603	NOK	(22,751)
Austin Eng Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	80,780	AUD	(19,040)
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/30	125,017	CHF	74,242
Avanza Bank Holding AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/05/26	1,792,934	SEK	19,439
Avation PLC	1-Day SONIA + 0.275%	Monthly	MSCO	2/24/26	24,171	GBP	(607)
Avrupakent Gmyo	1-Day FEDEF + 1.25%	Monthly	MSCO	8/11/26	76,597		(12,125)
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	160,207	EUR	13,704

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Axial Retailing Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,104,437	JPY	$1,626
Azimut Holding SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	163,150	EUR	25,249
Aztech Gbl	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	40,916	SGD	1,834
B Grimm Power Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	53,659		766
B&P Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,067,952	JPY	2,043
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	842,491	NOK	52,685
Babcock International	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/26	98,729	GBP	96,126
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/30	169,295	GBP	153,711
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/30/30	155,208	EUR	54,718
Bangkok Life Assurance	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	31,724		7,975
Bank Btpn Syariah Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/26/26	32,671		(1,672)
Bank Ocbc Nisp Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	41,893		(168)
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/30	118,661	GBP	130,648
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/30	151,278	GBP	120,433
Barco	Euro STR + 0.35%	Monthly	JPHQ	12/31/49	120,449	EUR	(11,337)
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/26	194,011	CHF	48,188
BAWAG Group AG	Euro STR + 0.35%	Monthly	JPHQ	4/03/26	187,660	EUR	45,448
Bayer AG	Euro STR + 0.35%	Monthly	JPHQ	9/04/30	173,754	EUR	58,576
BB Biotech AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/11/26	256,517	CHF	218,383
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	345,132	SEK	(905)
Bega Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	238,203	AUD	14,375
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	106,752	EUR	22,586
Belc Co Ltd	TONAR + 0.35%	Monthly	GSCO	8/27/26	7,142,142	JPY	1,014
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	112,824	EUR	(16,577)
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/30	4,027,792	SEK	(31,975)
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	82,646	EUR	67,725
Bilibili Inc	HIBOR + 0.35%	Monthly	GSCO	6/25/26	941,765	HKD	29,586
Billerud AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/29/30	4,890,871	SEK	(58,081)
Binggrae Co	1-Day FEDEF + 0.10%	Monthly	MSCO	11/23/26	19,294		(244)
Binjiang Svc Group Co Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	908,939	HKD	5,985
Blue Bird Tbk Pt	1-Day FEDEF + 0.35%	Monthly	MSCO	7/31/26	34,499		(3,141)
Bluescope Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/23/26	110,139	AUD	5,134
BM Greentech Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/18/26	9,245		(847)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	255,126	EUR	49,953
Boe Varitronix Ltd	HIBOR + 0.35%	Monthly	GSCO	11/30/26	63,934	HKD	(138)
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/30	104,362		(28,076)
Boliden AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/08/26	1,706,614	SEK	67,121
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/30	599,277	NOK	403
Bouygues	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/26	170,639	EUR	21,893
Brambles Ltd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	111,840	AUD	(102)
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/30	1,660,324	SEK	(21,548)
Bravura Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	148,404	AUD	11,533
Brickability Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/08/30	16,429	GBP	(945)
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/30	524,729	SEK	(13,786)
Bumitama Agri	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	959	SGD	433
Burberry Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	142,053	GBP	(12,993)

50	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	340,680	CHF	$(73,928)
Burkhalter Holdings	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	89,955	CHF	22,128
C&D Property Management	HIBOR + 0.35%	Monthly	GSCO	6/25/26	302,207	HKD	(450)
Cafe De Coral Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/29/26	354,042	HKD	(9,331)
Cafe24 Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	150,056		(41,340)
Cahya Mata Sarawak Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	11/27/26	19,912		(501)
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	162,744	GBP	57,945
Canal Plus SA Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	71,889	GBP	12,572
Cancom SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/31	213,264	EUR	33,747
Canon Marketing Japan Inc	TONAR + 0.35%	Monthly	GSCO	7/21/26	7,667,302	JPY	12,229
Capitaland Malaysia Trust	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	26,828		(919)
Cargotec	Euro STR + 0.275%	Monthly	SEBA	8/23/30	216,118	EUR	1,215
Carlsberg Brewery Malaysia	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	22,263		821
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/30	288,884	DKK	1,286
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/30	213,162	EUR	14,860
Carnival PLC	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/26	175,028	GBP	109,915
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	147,892	EUR	3,220
Cedarwoods Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	9/11/26	46,982	AUD	5,335
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	133,033	EUR	60,937
Central Asia Metals PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/25/29	57,159	GBP	5,519
Central Omega Resources	1-Day FEDEF + 0.35%	Monthly	MSCO	11/27/26	19,719		(139)
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	223,209	GBP	73,236
Century Iron & Steel Industries	1-Day FEDEF + 0.10%	Monthly	MSCO	10/02/26	88,507		(17,007)
CEWE Stiftung & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	3/18/26	110,553	EUR	11,488
Changgao Electric	1-Day FEDEF + 0.25%	Monthly	MSCO	8/21/26	51,798		3,695
Chaoju Eye Care Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	478,567	HKD	(4,668)
Cheilworldwide	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	162,335		6,030
Chemometec	1-Week CIBOR + 0.28%	Monthly	SEBA	11/15/29	564,715	DKK	25,372
Chervon Holdings Ltd	HIBOR + 0.35%	Monthly	GSCO	9/23/26	432,109	HKD	(7,673)
China Air Lines	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	115,205		(16,264)
China Aircraft Leasing Gp	HIBOR + 0.35%	Monthly	GSCO	6/25/26	178,306	HKD	2,232
China Aviation	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	30,335	SGD	14,913
China Bluechemical Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	798,360	HKD	15,959
China Communications Services	HIBOR + 0.35%	Monthly	GSCO	6/25/26	663,207	HKD	6,120
China Foods Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	942,935	HKD	35,141
China Intl Marine Contain	HIBOR + 0.35%	Monthly	GSCO	6/26/26	545,535	HKD	17,808
China Merchants	1-Day FEDEF + 0.25%	Monthly	MSCO	7/29/26	21,673		(21,600)
China New Higher Education	HIBOR + 0.35%	Monthly	GSCO	10/06/26	562,654	HKD	(8,200)
China Oilfield Services	HIBOR + 0.35%	Monthly	GSCO	10/07/26	352,407	HKD	3,075
China Railway Tielong	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	81,796		6,854
China Reinsurance	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,325,500	HKD	49,905
China Res Med Hldgs Co Lt	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,810,733	HKD	(42,874)
China Shineway Pharmaceutcal	HIBOR + 0.35%	Monthly	GSCO	6/25/26	705,382	HKD	6,162
Chinasunsine	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	21,400	SGD	5,826
Chow Sang Sang Hldgs Intl	HIBOR + 0.35%	Monthly	GSCO	6/25/26	421,563	HKD	22,244
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	241,614	GBP	103,285

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Chsocinfra Ord Units	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	197,713	AUD	$5,148
Cikarang Listrindo TBK	1-Day FEDEF + 0.35%	Monthly	MSCO	9/24/26	20,374		732
Cimc Enric Holdings Limited	HIBOR + 0.35%	Monthly	GSCO	10/06/26	681,918	HKD	520
Ciputra Development	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	30,657		(3,145)
Citizen Watch Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,282,546	JPY	24,704
Citycon OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/30	32,833	EUR	3,334
CJ	11-Day FEDEF + 0.10%	Monthly	MSCO	6/19/26	203,844		2,060
CJ Cheiljedang	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	105,815		(15,224)
Claranova	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	22,804	EUR	(3,211)
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/26	146,866	GBP	(201)
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,912,407	SEK	103,318
Clinuvel Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	215,927	AUD	11,341
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	27,743	EUR	(23,603)
CMGE Technology Gp Ltd	HIBOR + 0.35%	Monthly	GSCO	11/30/26	32,161	HKD	(94)
CMOC Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/26/26	396,314	HKD	42,310
Coca-Cola HBC AG-DI	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/30	142,408	GBP	24,071
CoinShares International	1-Week STIBOR + 0.275%	Monthly	SEBA	5/19/26	679,192	SEK	13,186
Colesgroup Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	120,497	AUD	2,913
Collins Fd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	252,972	AUD	46,333
Com7 Public Co Ltd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/22/26	135,223		25,326
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/30	102,977	EUR	46,993
Companhia De Saneamento Basico Ord	1-Day FEDEF + 0.60%	Monthly	MSCS	7/10/26	1,392,963		11,211
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/26	222,495	GBP	33,396
Computer Engineering & Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,701,683	JPY	2,937
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	188,102	EUR	100,866
Consun Pharmaceutical Grp	HIBOR + 0.35%	Monthly	GSCO	6/24/26	995,652	HKD	41,599
Continental AG	Euro STR + 0.35%	Monthly	JPHQ	11/03/30	203,862	EUR	14,751
Convatec Group Plc Ord Gb	1-Day SONIA + 0.275%	Monthly	MSCO	7/29/26	199,008	GBP	(4,823)
Converge Information	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	72,180		(9,766)
Corbion	Euro STR + 0.35%	Monthly	JPHQ	9/03/30	246,981	EUR	25,142
Cosco Capital Inc	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	1,140		(2)
Cosco Shipping Specialty	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	72,125		4,149
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/30	100,535	GBP	56,717
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	568	GBP	1,250
Country Garden Svcs Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	859,527	HKD	(4,716)
Covivio	1-Day EONIA + 0.275%	Monthly	MSCO	7/28/26	105,061	EUR	(2,228)
CPI Europe AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/30	119,319	EUR	(18,784)
Cranswick PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/29/29	46,715	GBP	2,520
Credit Agricole	1-Day EONIA + 0.275%	Monthly	MSCO	7/09/26	171,791	EUR	5,266
Creditcorp Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	174,279	AUD	(6,450)
Cresco Ltd	TONAR + 0.35%	Monthly	GSCO	11/02/26	2,384,775	JPY	(544)
Cromwell Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	63,955	AUD	9,534
CS Bearing Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	11/19/26	5,921		62
CSHARE FPO	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	143,217	AUD	(8,101)

52	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
CTBC Financial Holdings	1-Day FEDEF + 0.10%	Monthly	MSCO	9/08/26	71,889		$(3)
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	198,590	GBP	112,703
Cvilux Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	73,198		29,067
Cyberlink Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	10/05/26	43,620		—
Daesang	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	230,519		(30,459)
Daewonpharm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	51,776		(5,929)
Dah Sing Banking Group	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,250,458	HKD	37,520
Daihanpharm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	66,270		(6,667)
Daiwabo Holdings Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,070,595	JPY	9,914
D’Amico	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	17,212	EUR	3,575
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	197,459	EUR	137,483
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/30	949,084	DKK	33,600
Darbond Technology Co Ltd	1-Day FEDEF + 0.25%	Monthly	MSCO	7/20/26	38,974		(536)
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/30	2,799,121	ZAR	98,981
Dayang Enterprise Holding	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	19,723		(20)
DBA Group	Euro STR + 0.35%	Monthly	JPHQ	11/03/30	37,275	EUR	8,004
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/30	28,313	EUR	3,610
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/26	265,776	SEK	(3,348)
DEME Group	Euro STR + 0.35%	Monthly	JPHQ	8/22/30	148,178	EUR	27,879
Deppon Logistics Co	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	48,686		(4,926)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	132,507	EUR	90,241
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/30	36,422		11,596
Devsisters Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	71,578		(26,847)
Dexusconv Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	46,773	AUD	(1,198)
Dfirg Usd	1-Day FEDEF + 0.40%	Monthly	MSCO	7/10/26	148,869		19,476
Digiplus Interactive Corp	1-Day FEDEF + 0.25%	Monthly	MSCO	6/19/26	155,109		(3,715)
Digital China Group	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	39,134		2,346
Digital Information Techn	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,685,191	JPY	4,390
Digital Value SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	3,396	EUR	(72)
Dingzing Advanced Materia	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	100,166		(25,688)
Distribuidora Internacional	1-Day EONIA + 0.275%	Monthly	MSCO	2/18/26	82,900	EUR	38,676
Dit Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	8/17/26	75,299		1,189
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/26	84,705	CHF	(142)
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/15/29	1,018,480	NOK	(1,796)
DO & CO AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/30	48,273	EUR	2,140
Dogan Holding	1-Day FEDEF + 1.25%	Monthly	MSCO	9/25/26	202,417		(8,975)
Dogus Otomotiv	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/29	161,421		(532)
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/30	32,583		22,304
Dongkook Pharm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	94,122		(1,369)
Dongkuk Steel	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	63,971		(12,219)
Dongsung Finetec	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	84,013		(8,101)
Dormakaba Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/04/26	213,971	CHF	27,368
Doutor Nichires Holdings	TONAR + 0.35%	Monthly	GSCO	10/12/26	10,013,639	JPY	1,506
Downer Edi Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	153,502	AUD	23,521
Dr. Martens PLC	1-Day SONIA + 0.275%	Monthly	MSCO	3/02/26	96,589	GBP	23,819
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	257,151	GBP	102,288

franklintempleton.com	Semiannual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/17/26	201,384	EUR	$6,391
Dufry AG	Euro STR + 0.35%	Monthly	JPHQ	8/16/29	265,793	CHF	4,949
East West Banking Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	516		13
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/26	225,411	GBP	(10,625)
Ebos Group Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/19/26	25,755	NZD	(2,086)
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/30	149,896	EUR	29,337
Eckert & Ziegler SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/31	188,516	EUR	(3,262)
Eco World Development Gro	1-Day FEDEF + 0.25%	Monthly	MSCO	6/22/26	75,136		11,846
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	39,442	EUR	(1,571)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/30	263,798	CHF	211,316
EG Industries Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	10/30/26	42,376		(3,672)
Eiffage SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/29	154,353	EUR	18,637
El.En. SpA	Euro STR + 0.35%	Monthly	JPHQ	7/13/29	84,055	EUR	8,436
Elecom Co	TONAR + 0.35%	Monthly	GSCO	9/30/26	7,528,994	JPY	(1,271)
Electrolux Professional AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/30	521,495	SEK	3,100
Elior Group	1-Day EONIA + 0.275%	Monthly	MSCO	9/08/30	195,168	EUR	(13,279)
Elmera Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	1/27/31	1,117,852	NOK	(2,551)
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/30	64,595	EUR	48,961
Elnusa Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/29/26	67,304		1,509
E-Mart Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	149,107		(18,991)
Emlpayment Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/26/26	62,546	AUD	(8,374)
Emmi	1-Day SARON + 0.35%	Monthly	JPHQ	11/09/26	59,949	CHF	274
Enagas SA	1-Day EONIA + 0.275%	Monthly	MSCO	6/11/26	118,150	EUR	4,579
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/31	217,917	EUR	109,865
Endo Lighting Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,637,344	JPY	(1,706)
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/26	121,495		62,194
Enel Group	1-Day EONIA + 0.40%	Monthly	MSCS	12/05/30	1,630,264	EUR	(37,753)
Energy Transfer LP	SOFR + 1.01%	Monthly	GSCO	11/01/30	68,209		440
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/30	1,001,127	EUR	(9,357)
Ennoconn Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	85,970		(5,984)
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	145,660	GBP	(49,063)
Entra ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/05/26	1,714,511	NOK	(15,895)
Equasens	1-Day EONIA + 0.275%	Monthly	MSCO	11/17/26	20,525	EUR	841
Equity Flows	Fixed 0.00%	Monthly	JPHQ	6/30/26	2,073,300		—
Equity Low Beta	Fixed 0.00%	Monthly	DBAB	6/30/26	3,570,432		—
Equity Momentum	Fixed 0.00%	Monthly	DBAB	6/30/26	8,260,437		—
Equity Value	Fixed 0.00%	Monthly	DBAB	6/30/26	12,237,494		—
Erajaya Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	91,490		(13,358)
Erex Co Ltd	TONAR + 0.35%	Monthly	GSCO	7/20/26	6,459,754	JPY	(4,272)
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	3,207,209	SEK	44,324
Esr REIT	1-Day SORA + 0.40%	Monthly	MSCO	11/26/26	18,297	SGD	(13)
Eubiologics Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	145,767		(15,891)
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/31	76,274		(3,033)
Eurocell PLC	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/30	44,323	GBP	(15,123)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	144,120	EUR	11,145
Eurofins Scientific	1-Day EONIA + 0.275%	Monthly	MSCO	7/17/30	246,743	EUR	17,140

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Eva Airways	1-Day FEDEF + 0.10%	Monthly	MSCO	6/19/26	265,595		$(48,674)
Eva Precision Industrial	HIBOR + 0.35%	Monthly	GSCO	6/25/26	313,447	HKD	11,711
Everlight Electronics Co	1-Day FEDEF + 0.10%	Monthly	MSCO	9/28/26	19,521		(3,110)
Everplay Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	4/15/26	158,802	GBP	3,949
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	82,683	EUR	2,435
Exem Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	7/20/26	53,110		(8,021)
Exor NV	Euro STR + 0.35%	Monthly	JPHQ	2/28/26	244,026	EUR	(9,710)
F Code Inc	TONAR + 0.35%	Monthly	GSCO	11/24/26	1,772,363	JPY	(87)
Fabege AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/21/29	1,089,732	SEK	(919)
Fagron NV	Euro STR + 0.35%	Monthly	JPHQ	8/19/30	78,625	EUR	2,548
Far Eastern New Century	1-Day FEDEF + 0.10%	Monthly	MSCO	9/28/26	41,351		(79)
Farm Fresh Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	23,234		6,371
Ficont Industry	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	168,861		33,113
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	4/15/26	66,923	EUR	(10,846)
First Gen Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	944		(58)
First Pacific Co	HIBOR + 0.35%	Monthly	GSCO	7/03/26	348,592	HKD	1,745
First Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	38,611	SGD	785
First Resources	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	74,119	SGD	22,397
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/30	228,704	GBP	15,559
Fisher & Paykel Healthcare	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	142,726	NZD	1,084
Fleetwood Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	9/17/26	66,987	AUD	(5,952)
Flight Ctr Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	156,893	AUD	7,088
Flow Traders	Euro STR + 0.35%	Monthly	JPHQ	4/26/26	150,256	EUR	(11,168)
Foran Energy Group	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	15,568		2,993
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	106,528	EUR	12,894
Forterra Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/27/26	55,319	GBP	(120)
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/30	3,607,389	ZAR	87,985
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/30	166,963	EUR	74,243
Foster Electric Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	18,315,503	JPY	81,972
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/30	56,232	GBP	15,053
Frasers Property Limited	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	24,666	SGD	3,507
Freebit Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,640,805	JPY	6,721
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/26	133,356	EUR	2,508
Fufeng Group Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	757,797	HKD	11,834
Fuji Seal International	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,687,128	JPY	15,238
Fukuda Denshi Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,307,597	JPY	2,416
Fusheng Precision Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	181,986		(36,686)
Futaba Industrial Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	19,537,170	JPY	43,410
Fuyao Glass Industry Group	HIBOR + 0.35%	Monthly	GSCO	6/26/26	1,112,644	HKD	22,674
G8 Educate Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	209,724	AUD	(50,756)
GA Technologies Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	36,029,398	JPY	42,491
Gakken Holdings Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,655,659	JPY	13,542
Galenica AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/29	206,395	CHF	11,397
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	70,533	GBP	69,813
Gamma Communications PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/05/26	81,020	GBP	(27,777)
Garanti Bankasi	1-Day FEDEF + 1.25%	Monthly	MSCO	9/24/26	187,768		(3,721)

franklintempleton.com	Semiannual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Gas Malaysia Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	109,392		$24
[b,c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/31	173,903		—
GDI Prop Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	86,841	AUD	(1,308)
GEA Group	Euro STR + 0.35%	Monthly	JPHQ	6/05/26	75,655	EUR	316
Geely Automobile Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,119,875	HKD	(2,443)
Genians Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	7/28/26	50,460		(4,522)
Genius Electronic Optical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	183,964		924
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/30	1,968,414	DKK	136,419
Genus PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/22/30	151,785	GBP	23,827
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	227,553	EUR	(18,466)
Getinge AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/28	2,603,651	SEK	24,774
Gfpt Public Company Limit	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	86,142		12,613
Giordano International	HIBOR + 0.35%	Monthly	GSCO	9/09/26	244,468	HKD	(1,866)
Global Mixed Mode Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	9/22/26	64,332		(8,996)
Global One Real Estate	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,876,595	JPY	5,193
GMO Internet Group Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	25,606,502	JPY	21,332
Goodbaby Intl Hldgs Ltd	HIBOR + 0.35%	Monthly	GSCO	6/30/26	677,212	HKD	1,031
Gpt Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	215,340	AUD	13,994
Grainger Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	11/18/26	37,973	GBP	(410)
Grand City Properties SA	Euro STR + 0.35%	Monthly	JPHQ	11/27/28	93,705	EUR	(1,264)
Grape King Bio Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	63,531		(2,627)
Great Wall Motor Company	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,068,280	HKD	(9,594)
Greatek Electronics Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	202,238		29,841
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/30	240,325	GBP	131,991
Greentown Service Group C	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,706,937	HKD	3,967
Grenke AG	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	18,000	EUR	373
Grifols SA	1-Day EONIA + 0.35%	Monthly	MSCO	3/25/26	212,991	EUR	12,286
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	102,922		(2,953)
Grupo Empresarial San Jose	1-Day EONIA + 0.275%	Monthly	MSCO	9/22/26	50,778	EUR	6,440
GT Capital Holdings Inc	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	12,884		1,328
GTT	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	108,691	EUR	349
Guangdong Haid Group	1-Day FEDEF + 0.10%	Monthly	MSCO	8/28/26	64,758		(4,150)
Guangdong Investment	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,243,046	HKD	13,235
Guangshen Railway Co	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	37,751		1,362
Guangzhou Baiyun	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	67,176		2,665
Gulf Marine Services Plc	1-Day SONIA + 0.275%	Monthly	MSCO	8/27/26	26,219	GBP	(2,510)
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/30	30,982	CHF	(9,303)
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/30	1,105,224	DKK	19,362
Hafnia Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/26	2,789,396	NOK	66,853
Haidilao Intl Hldg Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	631,526	HKD	(6,958)
Haier Smart Home Co Ltd	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,233,445	HKD	9,255
Hal Trust	Euro STR + 0.35%	Monthly	JPHQ	4/16/26	47,770	EUR	6,914
Hallenstein Glassons Hldg	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	49,957	NZD	4,758
Halma Ord	1-Day SONIA + 0.275%	Monthly	MSCO	6/23/26	60,502	GBP	5,814
Hammerson PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/27/30	147,700	GBP	37,369

56	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Hana Financial Group	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	108,744		$4,026
Hankuk Carbon Co	1-Day FEDEF + 0.10%	Monthly	MSCO	11/23/26	48,444		(249)
Hanwha General Ins	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	133,909		(17,870)
Happinet Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	18,751,403	JPY	17,524
Harbin Electric Co Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	329,015	HKD	52,770
Harmony Gold Mining Co. Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/06/26	3,214,103	ZAR	81,191
Hartadinata Abadi	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	38,852		40,957
Hd Hyundai	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	90,287		28,632
Hd Hyundai Energy Solutions	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	60,410		6,542
Hd Hyundai Heavy	1-Day FEDEF + 0.10%	Monthly	MSCO	7/20/26	54,585		(96)
Hdksoe	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	191,505		26
Hecto Innovation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	106,791		(10,552)
Heidelberger Druckmaschin	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	13,194	EUR	221
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	233,876	EUR	142,471
Heineken Malaysia Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	98,051		(8,928)
HelloFresh SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	177,681	EUR	(42,917)
Hiag Immobilien	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	103,959	CHF	29,311
Hibiscus Petroleum Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	11/27/26	7,080		(147)
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/30	270,119	GBP	(132,390)
Hisense Home Appliances	HIBOR + 0.35%	Monthly	GSCO	7/06/26	1,335,300	HKD	11,389
Hito-Communications Holdings	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,859,187	JPY	1,365
HL Mando Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	137,324		33,174
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/30	1,517,245	SEK	58,443
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/26	143,560	CHF	(2,126)
Hong Kong Exchanges & CLE	HIBOR + 0.35%	Monthly	GSCO	9/28/26	529,630	HKD	(4,894)
Hong Leong Asia	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	55,392	SGD	17,105
Hong Leong Financial Group	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	44,532		3,500
Hong Leong Industries Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	32,789		4,792
Horizon Oil Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	62,883	AUD	286
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	162,398	EUR	5,632
Hosokawa Micron Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,300,144	JPY	16,815
HPH Trust USD	1-Day FEDEF + 0.40%	Monthly	MSCO	11/06/26	45,715		(1,385)
Huadian Power International	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,014,733	HKD	4,448
Hugel	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	202,214		(80,845)
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	290,277	EUR	(15,661)
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/31	378,087	EUR	(62,474)
Human Hldgs Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,499,738	JPY	2,349
Humana AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	885,363	SEK	6,895
Hunting PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/28	94,185	GBP	14,269
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/30	3,182,251	SEK	(32,034)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/27	68,849		10,976
Hyosung TNC Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	29,648		(472)
Hyundai Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	11/24/26	10,903		103
Hyundai Department Store	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	45,677		6,286
Hyundai Glovis	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	169,554		13,533
Hyundai Mobis Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	64,691		(1,859)

franklintempleton.com	Semiannual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Hyundai Wia	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	135,668		$25,996
Icade	1-Day EONIA + 0.275%	Monthly	MSCO	7/13/26	149,259	EUR	(92)
ID Holdings Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,831,038	JPY	(4,040)
IG Design Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	53,424	GBP	(34,837)
IG Group Hldgs Ord	1-Day SONIA + 0.275%	Monthly	MSCO	6/05/26	227,723	GBP	15,602
IGB Real Estate Inv Trust	1-Day FEDEF + 0.25%	Monthly	MSCO	7/02/26	33,305		1,316
IGG Inc	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,301,153	HKD	(17,024)
InBody	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	115,065		14,864
Incap Corp.	Euro STR + 0.28%	Monthly	SEBA	8/22/30	31,150	EUR	(4,193)
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/28	40,518		(5,898)
Index Living Mall Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	18,609		2,193
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/30	88,259	EUR	21,835
Industri Jamu & Farmasi	1-Day FEDEF + 0.35%	Monthly	MSCO	12/01/26	3,298		(32)
Ingenia Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	307,502	AUD	(11,682)
Inghams Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	298,145	AUD	(56,524)
Inmobiliaria Colonial	1-Day EONIA + 0.35%	Monthly	MSCS	11/27/30	260,406	EUR	(29,982)
Instone Real Estate Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/12/30	47,398	EUR	7,366
Integrafin Holdings Plc	1-Day SONIA + 0.275%	Monthly	MSCO	11/18/26	71,916	GBP	3,374
Intergrated Service Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	10/29/26	41,954		(1,343)
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/26	157,568	GBP	165,361
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/26	141,277	EUR	38,647
Intloop Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,392,318	JPY	9,082
Investec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	2,785,751	ZAR	(10,573)
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/30	180,744	EUR	2,379
Ipsos Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	76,377	EUR	(2,993)
Iren	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	205,273	EUR	8,906
ISDN	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	20,770	SGD	3,619
Ishihara Sangyo Kaisha	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,750,633	JPY	26,451
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/30	702,791	DKK	13,456
Ive Group FPO	1-Day RBACR + 0.40%	Monthly	MSCO	7/28/26	83,999	AUD	(1,231)
Iyogin Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	24,650,365	JPY	104,364
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	17,886	EUR	(1,736)
Japan Airlines Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	25,598,919	JPY	4,388
Japan Data Science	TONAR + 0.35%	Monthly	GSCO	9/30/26	2,259,187	JPY	5,149
Japan Post Bank Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,885,891	JPY	7,994
Japan Property Management	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,764,728	JPY	5,209
Japfa Comfeed Indonesia	1-Day FEDEF + 0.35%	Monthly	MSCO	6/23/26	32,816		12,098
Jardine C&C	1-Day SORA + 0.40%	Monthly	MSCO	8/19/26	38,933	SGD	6,822
Jaya Tiasa Holdings Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	118,134		(2,468)
Jb Hi-Fi Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	250,962	AUD	(19,836)
JBCC Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	17,856,128	JPY	21,985
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/30	277,408	EUR	(13,455)
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/30	236,528	GBP	(75)
JG Summit Holdings Inc	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	46,116		(2,575)

58	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Jiangsu Changshu	1-Day FEDEF + 0.25%	Monthly	MSCO	6/29/26	42,443		$(1,608)
Jiangsu Suzhou Rural	1-Day FEDEF + 0.25%	Monthly	MSCO	6/29/26	41,771		(3,263)
Jig Jp Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,033,057	JPY	(3,489)
Jin Air	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	44,222		(13,091)
Jinan Acetate Chemical Co	1-Day FEDEF + 0.10%	Monthly	MSCO	7/02/26	215,510		(79,653)
Jins Holdings Inc	TONAR + 0.35%	Monthly	GSCO	7/15/26	15,253,361	JPY	(23,122)
JMH	1-Day FEDEF + 0.40%	Monthly	MSCO	7/13/26	65,935		12,690
JNBY Design Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,484,752	HKD	30,149
Johnson Electric Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	439,125	HKD	12,803
Johnson Health Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	9/25/26	160,469		(6,855)
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/26	211,022	GBP	(2,123)
JP Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,869,217	JPY	9,182
JSE Ltd	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	2,048,672	ZAR	(6,051)
JSP Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,735,815	JPY	21,015
Jtekt Corporation	TONAR + 0.35%	Monthly	GSCO	6/19/26	20,829,588	JPY	65,534
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	130,530	CHF	(1,733)
JVM	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	139,163		(13,011)
K Car	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	58,876		(919)
Kalbe Farma	1-Day FEDEF + 0.35%	Monthly	MSCO	10/08/26	82,253		4,984
Kalekim Kimyevi Maddeler	1-Day FEDEF + 1.25%	Monthly	MSCO	8/11/26	93,843		(9,456)
Kalmar Oyj	Euro STR + 0.275%	Monthly	SEBA	8/23/29	73,927	EUR	1,570
Kanamoto Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,739,424	JPY	19,388
Kaneka Corp	TONAR + 0.35%	Monthly	GSCO	11/30/26	3,062,281	JPY	69
Kanematsu Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,364,131	JPY	35,883
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/30	142,684	EUR	(4,678)
KB Financial Group Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	10/01/26	68,106		3,080
Keller Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	165,945	GBP	36,839
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	22,888	GBP	(5,496)
Kepco	1-Day FEDEF + 4.00%	Monthly	MSCO	6/24/26	133,917		37,350
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	11,632		17,361
Kia Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	171,241		8,898
Kier Group Plc	1-Day SONIA + 0.275%	Monthly	MSCO	10/29/26	36,580	GBP	1,236
KIH	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	64,756		155
Kina Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	55,973	AUD	(1,177)
Kingfa SCI&Tech Co	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	39,215		30,550
Kip Real Estate Investments	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	58,605		1,208
The Klinique Medical Clinic	1-Day FEDEF + 0.25%	Monthly	MSCO	9/02/26	44,296		(11,416)
KoganCom Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	119,320	AUD	(8,154)
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/30	269,941	EUR	76,647
Kongsberg Gruppen As	1-Week NIBOR + 0.275%	Monthly	SEBA	7/17/30	1,986,108	NOK	(37,782)
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	253,218	EUR	22,863
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/30	201,698	EUR	147,394
Konoike Transport Co Limited	TONAR + 0.35%	Monthly	GSCO	6/24/26	33,280,990	JPY	23,627
Korea Gas	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	68,237		(412)
KorElecTerm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	217,038		(28,775)
Koyou Rentia Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/25/26	1,422,313	JPY	1,466

franklintempleton.com	Semiannual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
KPIC	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	160,475		$56,158
Kpj Healthcare Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	77,792		2,126
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	85,567	EUR	12,016
Krung Thai Bank Public Co	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	84,614		23,832
KT	1-Day FEDEF + 0.10%	Monthly	MSCO	6/29/26	3,111		(476)
KT Skylife Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	10/30/26	11,926		223
Kubell Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,017,241	JPY	(6,649)
Kumba Iron Ore Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/25/26	2,631,464	ZAR	10,488
KWS Saat SE & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	8/15/30	101,187	EUR	32,631
L.D.C.	1-Day EONIA + 0.275%	Monthly	MSCO	9/15/26	44,620	EUR	(3,068)
Lassila & Tikanoja PLC	Euro STR + 0.275%	Monthly	SEBA	1/27/31	28,613	EUR	2,994
Leeno Industrial	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	37,591		6,289
Leo Palace 21 Corp	TONAR + 0.35%	Monthly	GSCO	6/22/26	18,619,491	JPY	12,754
Leong Hup International	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	94,942		10,244
LG Electronics	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	130,736		3,240
LG Innotek	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	97,039		34,482
LG Uplus	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	189,609		77
Life Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	26,375,350	JPY	27,438
Link Real Estate Investment	HIBOR + 0.35%	Monthly	GSCO	8/19/26	502,092	HKD	(6,751)
Lion Travel Service Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	176,073		6,102
Lisi	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	50,414	EUR	597
Livzon Pharmaceutical Group	HIBOR + 0.35%	Monthly	GSCO	7/03/26	669,534	HKD	(8,091)
Logitech International	1-Day SARON + 0.35%	Monthly	JPHQ	2/17/26	202,926	CHF	111,226
Lonking Holdings Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	512,221	HKD	25,198
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/26	4,744,797	SEK	(31,771)
Lotte	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	124,557		(11,793)
Lotte Fine Chem	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	67,783		1,619
Lotte Rental Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	8/14/26	46,177		2,059
LT Group Inc	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	36,519		4,364
Lumax International Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	118,053		(3,834)
LY Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	19,534,583	JPY	(19,817)
M Up Holdings Inc	TONAR + 0.35%	Monthly	GSCO	10/21/26	3,956,851	JPY	(3,120)
Macmahon Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	89,164	AUD	54,299
Magnum Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/18/26	20,801		(639)
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/30	138,372	EUR	70,778
Malayan Flour Mills Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	61,361		2,531
Manila Electric Company	1-Day FEDEF + 0.25%	Monthly	MSCO	6/23/26	97,895		6,664
Manila Water Company Inc	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	16,472		(513)
Manitou BF SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/28	32,596	EUR	(2,077)
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/30	38,427	EUR	(622)
Marketech International	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	221,380		25,395
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	134,120	GBP	28,084
Marston’s PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	122,479	GBP	92,397
Matsuda Sangyo	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,853,387	JPY	10,089
Maxis Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	8/26/26	173,946		19,668
Mayr-Melnhof Karton AG	Euro STR + 0.35%	Monthly	JPHQ	2/05/31	104,630	EUR	20,364

60	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Mazda Motor Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,896,204	JPY	$30,802
MBB SE	Euro STR + 0.35%	Monthly	JPHQ	9/11/26	61,522	EUR	6,148
MCNEX	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	131,743		(11,402)
Mebuki Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,421,517	JPY	32,115
MediaForEurope	1-Day EONIA + 0.35%	Monthly	JPHQ	5/31/26	179,608	EUR	9,948
MediaForEurope	1-Day EONIA + 0.35%	Monthly	MSCO	5/31/26	103,324	EUR	36,580
Medmix	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/26	12,466	CHF	681
Megastudyedu	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	104,002		(17,014)
Megaworld Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	45,338		(781)
Megmilk Snow Brand CoLtd	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,775,870	JPY	14,057
Meidensha Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	22,514,762	JPY	16,850
Melia Hotels International	1-Day EONIA + 0.35%	Monthly	MSCO	5/20/26	179,169	EUR	1,046
Members Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,800,513	JPY	(4,108)
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	56,099	EUR	2,106
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	4,436	EUR	26
Metals X Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	110,508	AUD	35,672
Micreed Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	1,079,049	JPY	855
Mikron Group	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	19,305	CHF	7,576
Minor International	1-Day FEDEF + 0.25%	Monthly	MSCO	6/23/26	24,200		(1,410)
Mirait One Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,447,194	JPY	25,168
Miroku Jyoho Service Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,107,546	JPY	1,928
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	143,986	GBP	32,718
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	209,363	GBP	27,756
Mitra Adiperkasa Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	8/31/26	53,139		(181)
Miura Co Ltd	TONAR + 0.35%	Monthly	GSCO	10/21/26	13,648,568	JPY	914
MLP SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	79,257	EUR	(15,117)
Modern Dental Group Limit	HIBOR + 0.35%	Monthly	GSCO	6/25/26	644,127	HKD	16,592
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/26	3,324,399	SEK	4,240
Modetour	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	91,132		(19,966)
Mogan Enerji	1-Day FEDEF	Monthly	MSCO	12/01/26	2,080		(3)
Momentum Metropolitan Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	6/12/26	212,908	ZAR	(32)
Monadel Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	223,065	AUD	72,859
Monde Nissin Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	45,664		(6,885)
Moonpig Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	92,195	GBP	(817)
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	50,249	GBP	29,050
Mostostal Zabrze SA	1-Day FEDEF + 1.25%	Monthly	MSCO	11/03/30	9,511		4,407
Mr Max Holdings Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,150,875	JPY	3,195
Mr Price Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/14/26	4,890,283	ZAR	(14,001)
MT Gibson Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	48,752	AUD	12,037
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/26	3,205,699	ZAR	70,304
Muhibbah Engineering	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	15,555		(2,556)
Muyuan Foods Co Ltd	1-Day FEDEF + 0.25%	Monthly	MSCO	11/13/26	78,891		2,732
My Humble House Hospitality	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	57,780		(8,913)
Myer Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/22/26	119,272	AUD	(17,633)
Nagano Keiki Co Ltd	TONAR + 0.35%	Monthly	GSCO	9/17/26	9,047,416	JPY	7,562
Nak Sealing Technologies	1-Day FEDEF + 0.10%	Monthly	MSCO	6/25/26	149		(12)

franklintempleton.com	Semiannual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Nan Pao Resins Chemical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	210,760		$(11,589)
National Express Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/26/29	10,772	GBP	(175)
National Grid PLC	1-Day SONIA + 0.40%	Monthly	MSCS	1/23/31	1,072,746	GBP	(20,314)
Naturgy Energy Group SA	1-Day EONIA + 0.275%	Monthly	MSCO	11/06/26	78,678	EUR	(1,588)
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	180,529	GBP	134,253
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,798,867	SEK	37,264
Nelly Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/30	322,544	SEK	22,460
Neowiz	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	118,699		(7,404)
Nepi Rockcastle NV	1-Day SABOR + 0.70%	Monthly	MSCO	6/09/26	2,456,239	ZAR	5,116
Netbay Public Co Ltd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	59,409		(2,490)
Netcompany Group AS	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/26	814,416	DKK	3,470
Netease Inc	HIBOR + 0.35%	Monthly	GSCO	11/10/26	416,256	HKD	(1,325)
Netronix Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	8/19/26	64,040		1,315
Netwealth Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	213,730	AUD	(16,810)
Newborn Town Inc	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,153,766	HKD	(7,281)
Newlat Food	Euro STR + 0.35%	Monthly	JPHQ	5/22/26	101,174	EUR	(23,285)
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	221,966	EUR	5,759
Nexi	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	66,034	EUR	483
Nextone Inc	TONAR + 0.35%	Monthly	GSCO	10/29/26	5,695,014	JPY	(5,970)
Nforce Secure Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	15,663		2,325
NH Foods Ltd	TONAR + 0.35%	Monthly	GSCO	7/06/26	6,096,388	JPY	14,012
Nihon Dempa Kogyo	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,471,059	JPY	14,527
Nihon Trim Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,594,631	JPY	5,380
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/26	317,496	DKK	5,365
Nilorngruppen AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/30	196,069	SEK	(1,301)
Ninety One Limited	1-Day SABOR + 0.70%	Monthly	MSCO	8/25/26	1,063,825	ZAR	590
Ninety One Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	89,640	GBP	12,291
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/31	32,702	GBP	5,461
Nippon Carbide Industries	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,785,485	JPY	12,923
Nippon Dry Chemical Co Lt	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,586,843	JPY	66,606
Nippon Prologis REIT Inc	TONAR + 0.35%	Monthly	GSCO	11/11/26	9,556,537	JPY	1,990
Nippon Reit Investment Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,878,711	JPY	11,601
Nippon Seiki Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,636,137	JPY	39,852
Nippon Sheet Glass Co	TONAR + 0.35%	Monthly	GSCO	10/08/26	2,469,331	JPY	(922)
Nishi Nippon Financial HL	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,995,035	JPY	16,767
Nissi ASB Machine Co	TONAR + 0.35%	Monthly	GSCO	11/11/26	1,972,962	JPY	(246)
Nitta Gelatin Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,021,022	JPY	13,256
Nitto Kogyo Corporation	TONAR + 0.35%	Monthly	GSCO	11/05/26	1,499,964	JPY	483
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/26	247,897	EUR	79,357
Nok Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,068,383	JPY	29,050
Nolato AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/23/26	1,300,020	SEK	5,610
Nomura Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,091,826	JPY	22,813
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	577,164	SEK	10,114
Nordex SE	Euro STR + 0.35%	Monthly	JPHQ	12/01/30	193,284	EUR	151,148
Nordic Semiconductor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	1,342,202	NOK	(19,628)
Norooholdings	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	44,436		(8,005)

62	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Norsk Hydro ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/08/30	2,001,729	NOK	$18,626
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/30	2,708,503	NOK	106,317
Nova Technology Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	199,873		(12,727)
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/26	203,024	CHF	45,731
Nrwholdltd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	273,290	AUD	147,542
Nsl Foods Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	79,131		(16,160)
NTN Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,761,554	JPY	51,532
Obrascon Huarte Lain SA	1-Day FEDEF	Monthly	MSCO	12/17/30	46,713	EUR	(4,410)
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/26	1,218,246	NOK	29,961
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/30	953,169	NOK	19,884
Offshore Oil Engineering	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	70,916		750
Oisix Ra Daichi Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,584,679	JPY	(5,261)
Okabe Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,541,662	JPY	2,251
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	1,171,724	NOK	9,529
Okinawa Financial Grp Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	23,596,761	JPY	84,946
Old Mutual Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	4/30/26	4,140,371	ZAR	55,992
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/30	2,675,128	ZAR	25,297
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	85,765	GBP	13,304
The One Enterprise Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	2,183		186
Onewo Inc	HIBOR + 0.35%	Monthly	GSCO	9/18/26	514,153	HKD	(11,300)
Open House Group Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,127,496	JPY	54,903
Orica Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	11/09/26	76,076	AUD	3,518
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/30	33,844	EUR	251
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	57,142	EUR	24,119
Osaka Organic Chemical	TONAR + 0.35%	Monthly	GSCO	9/04/26	9,287,179	JPY	17,062
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/30	131,455	GBP	48,189
OSE Immunotherapeutics	1-Day EONIA + 0.275%	Monthly	MSCO	9/28/26	43,458	EUR	(8,362)
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/30	237,674	EUR	145,962
Pacific Hospital Supply	1-Day FEDEF + 0.35%	Monthly	MSCO	6/24/26	49,663		(6,714)
Palfinger AG	Euro STR + 0.35%	Monthly	JPHQ	8/24/26	113,052	EUR	(4,045)
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/26	2,151,960	DKK	(73,241)
Pantheon Infrastructure	1-Day SONIA + 0.35%	Monthly	MSCO	4/15/26	75,359	GBP	24,966
Paragon Banking Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	2/03/30	145,101	GBP	(6,978)
Partron	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	97,056		(1,429)
Peab AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/25/26	466,986	SEK	531
Pepco	1-Day FEDEF	Monthly	MSCO	1/21/31	181,275		113,187
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/30	1,452,792	DKK	81,605
Perenti Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	183,504	AUD	102,869
Perseus Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	107,122	AUD	42,048
Persol Holdings Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	43,710,687	JPY	4,751
Perusahaan Gas Negara Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/22/26	142,732		13,614
Perusahaan Perkebunan Lon	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	67,072		842
Petershill Partners PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/23/31	7,322	GBP	4,196
Petronas Dagangan Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	129,925		(7,818)
Peugeot Invest SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/29	35,319	EUR	(1,896)
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/30	1,181,256	NOK	34,576

franklintempleton.com	Semiannual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/26	264,616		$97,241
Pha Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	7/27/26	29,094		(1,655)
Pharmanutra	Euro STR + 0.35%	Monthly	JPHQ	11/23/26	26,578	EUR	2,801
Pharmaresearch	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	186,034		(27,146)
Pharmaron Beijing Co Ltd	HIBOR + 0.35%	Monthly	GSCO	7/06/26	809,420	HKD	12,654
Pharmicell	1-Day FEDEF + 0.10%	Monthly	MSCO	6/29/26	77,692		17,882
Philippine National Bank	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	35,018		(2,735)
Philogen	Euro STR + 0.35%	Monthly	JPHQ	9/28/26	26,841	EUR	854
Pick n Pay Stores Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/28	1,917,553	ZAR	(5,632)
Picton Property Income Ltd	1-Day SONIA + 0.275%	Monthly	MSCO	7/22/30	97,759	GBP	8,548
Pirelli & C	Euro STR + 0.35%	Monthly	JPHQ	6/16/26	351,226	EUR	4,953
PKO Bank Polski	1-Day FEDEF + 1.25%	Monthly	MSCO	11/06/30	186,756		47,782
Plastic Omnium	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/26	135,299	EUR	94,895
Platzer Fastigheter Holdings	1-Week STIBOR + 0.275%	Monthly	SEBA	11/09/26	765,213	SEK	1,727
Playtech PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/12/30	20,442	GBP	99
Plus Alpha Consulting Co	TONAR + 0.35%	Monthly	GSCO	9/29/26	4,661,833	JPY	(1,076)
Pluxee NV	1-Day EONIA + 0.275%	Monthly	MSCO	6/09/26	193,524	EUR	(45,232)
Poco Ord	1-Day FEDEF + 0.30%	Monthly	MSCS	8/16/31	564,988		(384)
Polar Capital Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/30	172,898	GBP	19,107
Poly Property Services Co	HIBOR + 0.35%	Monthly	GSCO	6/22/26	1,802,966	HKD	17,952
Pop Mart Intl Grp Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	857,101	HKD	(11,942)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	94,487	EUR	16,878
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	101,021	EUR	36,770
Pou Chen	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	150,596		(6,515)
Power Wind Health Industry	1-Day FEDEF + 0.10%	Monthly	MSCO	11/23/26	4,686		(12)
Powerlong Commercial Mgt	HIBOR + 0.35%	Monthly	GSCO	6/25/26	188,261	HKD	1,928
Praemium Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	7/22/26	123,330	AUD	12,904
Praram 9 Hospital Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	119,693		(26,458)
Primary Health Properties	1-Day SONIA + 0.275%	Monthly	MSCO	5/14/26	266,398	GBP	8,849
Primax Electronics Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	174,898		11,031
Proact IT Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/07/26	405,456	SEK	6,347
Prosegur	1-Day EONIA + 0.35%	Monthly	MSCS	9/26/30	67,644	EUR	3,926
Prosegur Cash SA	1-Day EONIA + 0.275%	Monthly	MSCO	6/08/26	23,002	EUR	(879)
Pt Indofood Sukses Makmur	1-Day FEDEF + 0.35%	Monthly	MSCO	6/24/26	152,700		(14,034)
Pt Pakuwon Jati	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	61,094		569
Ptg Energy Public Company	1-Day FEDEF + 0.25%	Monthly	MSCO	8/26/26	34,436		(2,991)
Pum Tech Korea Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	10/19/26	58,698		996
Qantas Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/19/26	292,530	AUD	(8,923)
Qbe Insur Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/14/26	155,106	AUD	(9,355)
QinetiQ Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/10/28	135,622	GBP	(25,647)
Quick Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,300,344	JPY	9,999
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/30	163,384		48,721
Rakus Co Ltd	TONAR + 0.35%	Monthly	GSCO	9/30/26	8,126,390	JPY	(3,806)
Ramssol Group Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	37,249		2,575
Rank Group ORD	1-Day SONIA + 0.275%	Monthly	MSCO	11/07/30	64,342	GBP	(571)
Raubex Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	2,757,431	ZAR	(19,214)

64	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Raydium Semi-Conductor Co	1-Day FEDEF + 0.10%	Monthly	MSCO	9/25/26	32,484		$(7,176)
Raysearch Laboratories AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/04/30	702,862	SEK	(5,484)
Rea Group Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	102,511	AUD	(10,129)
Realtek Semiconductor Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	281,631		(33,030)
Reg Health Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	279,029	AUD	5,638
Regional REIT Ltd	1-Day SONIA + 0.275%	Monthly	MSCO	12/05/30	109,227	GBP	4,310
Reply	Euro STR + 0.35%	Monthly	JPHQ	5/13/26	273,945	EUR	(52,620)
Resolute Fpo	1-Day SONIA + 0.275%	Monthly	MSCO	6/24/26	155,680	AUD	76,911
Resolute Mining Ltd.	1-Day FEDEF	Monthly	MSCO	12/18/30	4,613	GBP	10,266
Restaurant Brands New Zealand	1-Day NZOCR + 0.40%	Monthly	MSCO	6/25/26	7,446	NZD	2,740
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/30	1,631,048	ZAR	(3,006)
Riken Technos Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,416,475	JPY	28,304
Rinnai Corp	TONAR + 0.35%	Monthly	GSCO	10/12/26	13,759,462	JPY	13,755
Robertet	1-Day EONIA + 0.275%	Monthly	MSCO	8/31/26	57,957	EUR	4,180
Robinsons Retail Holdings	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	3,709		(590)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	302,055	CHF	77,611
Rockwool AS	1-Week CIBOR + 0.275%	Monthly	SEBA	7/17/30	131,132	DKK	(2)
Rojana Industrial Park	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	35,549		26
Rolls-Royce Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/26	60,612	GBP	(1,490)
Royal Unibrew AS	1-Week CIBOR + 0.275%	Monthly	SEBA	7/03/28	1,039,895	DKK	23,839
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/30	181,201	EUR	51,761
Ryobi Ltd	TONAR + 0.35%	Monthly	GSCO	9/02/26	4,126,809	JPY	(209)
S&D	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	120,224		(38,562)
S-1	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	147,243		341
Safran	1-Day EONIA + 0.275%	Monthly	MSCO	8/07/26	110,170	EUR	(6,319)
Saipem	Euro STR + 0.35%	Monthly	JPHQ	10/14/30	251,060	EUR	74,988
Sakai Moving Service	TONAR + 0.35%	Monthly	GSCO	11/13/26	844,552	JPY	74
Samart Aviation Solutions	1-Day FEDEF + 0.25%	Monthly	MSCO	8/27/26	30,525		(3,234)
Samsung Biologics Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	12/01/26	16,467		(70)
Samsung E&A Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	182,689		(2,147)
Samsung Electronics Co	1-Day FEDEF + 0.10%	Monthly	MSCO	11/13/26	16,153		(527)
Samsung Securities	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	196,015		(6,831)
San Fang Chemical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	129,364		(15,181)
Sangfor Technologies	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	30,806		(1,590)
Sanhua ORD	1-Day FEDEF	Monthly	MSCS	2/10/31	310,898		9,311
Sanix Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,855,012	JPY	(3,076)
Sanko Gosei Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,329,190	JPY	12,385
Sankyo Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,407,909	JPY	2,434
Santam Limited	1-Day SABOR + 0.70%	Monthly	MSCO	11/11/26	274,287	ZAR	(471)
Sany Heavy Equipment	HIBOR + 0.35%	Monthly	GSCO	11/19/26	433,473	HKD	2,188
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/30	8,963,343	ZAR	(211,845)
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/30	4,153,674	ZAR	135,610
Satellite Chemical	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	24,767		922
Sato Corporation	TONAR + 0.35%	Monthly	GSCO	11/02/26	2,670,908	JPY	593
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/26	1,944,172	NOK	25,038
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	311,550	GBP	(4,759)

franklintempleton.com	Semiannual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
SBI Holdings Inc	TONAR + 0.35%	Monthly	GSCO	10/16/26	8,441,683	JPY	$676
Scales Corporation Limited	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	129,790	NZD	13,412
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/30	19,326	EUR	1,475
Scentre Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	11/24/26	76,445	AUD	(39)
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/30	210,172	CHF	18,878
Schouw & Co.	1-Week NIBOR + 0.275%	Monthly	SEBA	5/22/26	803,801	DKK	(1,159)
Schweiter Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	9/24/30	117,365	CHF	(31,852)
Scout24 SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	231,358	EUR	(51,851)
Screen Holdings Co Ltd	TONAR + 0.35%	Monthly	GSCO	9/10/26	12,116,442	JPY	(3,249)
Secure Trust Bank PLC	1-Day FEDEF	Monthly	MSCO	12/17/30	38,514	GBP	46,923
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	3,283,881	SEK	355
Security Bank Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	41,825		(3,597)
Seiren Co Ltd	TONAR + 0.35%	Monthly	GSCO	10/16/26	10,886,679	JPY	2,661
Sekisui Chemical Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,515,591	JPY	5,185
Sekisui House Reit Inc	TONAR + 0.35%	Monthly	GSCO	6/23/26	21,993,676	JPY	10,151
Semitec Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,110,288	JPY	2,115
Senshu Electric Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,206,967	JPY	11,755
Seraku Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,681,738	JPY	(2,895)
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/30	160,272	GBP	94,204
Sevice Stream Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	374,087	AUD	35,747
SF Holding Co Ltd	HIBOR + 0.35%	Monthly	GSCO	7/03/26	812,495	HKD	(18,226)
SFA	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	114,657		(15,311)
SFS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	2/08/29	92,629	CHF	(4,453)
SGX	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	98,985	SGD	13,344
Shandong Wit Dyne	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	39,436		4,282
Shanghai Aiyingshi Co Ltd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	21,698		(1,443)
Shanghai Haohai Biologica	HIBOR + 0.35%	Monthly	GSCO	10/06/26	265,948	HKD	1,486
Shanghai Pharmaceuticals	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,047,750	HKD	(4,115)
Sharingtechnology Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,749,449	JPY	(1,686)
Shenergy Company	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	55,978		(1,470)
Sheng Yu Steel	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	42,907		(8,233)
Shenzhen Hello	1-Day FEDEF + 0.25%	Monthly	MSCO	11/27/26	48,112		317
Shin ETSU Polymer Co	TONAR + 0.35%	Monthly	GSCO	9/10/26	6,733,474	JPY	322
Shin Maint Holdings Co Lt	TONAR + 0.35%	Monthly	GSCO	6/24/26	1,565,634	JPY	1,850
Shin Yang Group Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	22,811		3,466
Shinhan Financial Group	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	44,170		2,281
Shinnihonseiyaku Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,268,938	JPY	(4,594)
Shinsegae Food Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	11/24/26	7,108		(104)
Shinsegae Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	99,962		15,547
Ship Health Care Holdings	TONAR + 0.35%	Monthly	GSCO	6/24/26	35,328,089	JPY	79,231
Shizuoka Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,966,448	JPY	21,490
Shn Airport	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	49,209		37
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/26	3,428,590	EUR	54,081
Siemens Energy AG	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	98,177	EUR	20,979
Sigmahealth Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	9/24/26	165,329	AUD	(4,885)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	272,466	EUR	34,480

66	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Siix Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,248,218	JPY	$15,720
Sinar EKA Selaras TBK PT	1-Day FEDEF + 0.35%	Monthly	MSCO	9/24/26	20,971		(2,449)
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/30	2,801,917	SEK	71,203
Sinofert Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	630,395	HKD	12,553
Sinopec Shanghai Petroche	HIBOR + 0.35%	Monthly	GSCO	7/06/26	566,246	HKD	1,469
Sisram Medical Ltd	HIBOR + 0.35%	Monthly	GSCO	11/30/26	38,953	HKD	(37)
Sitronix Technology Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	137,524		(21,423)
Skanska AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/24/26	2,602,456	SEK	12,057
Skellerup Holdings Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	25,931	NZD	1,644
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/26	2,751,847	SEK	33,132
Sks Tech Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	45,082	AUD	29,266
Sky Network Television Ltd	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	87,345	NZD	8,487
SL Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	93,353		11,627
Sleep Cycle AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/30	235,105	SEK	(12,323)
SMA Solar Technology AG	Euro STR + 0.35%	Monthly	JPHQ	9/12/29	135,393	EUR	77,873
Smartgroup Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	324,545	AUD	38,377
Smith & Nephew Plc Ord US	1-Day SONIA + 0.275%	Monthly	MSCO	10/08/26	94,604	GBP	(8,035)
Sofina	Euro STR + 0.35%	Monthly	JPHQ	7/12/26	232,961	EUR	4,918
[e]Softwareone Holding Ag	1-Week NIBOR + 0.275%	Monthly	SEBA	7/17/30	-	NOK	98,197
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/30	69,326	EUR	66,986
Soken Chemical & Engineer	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,552,130	JPY	34,981
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/30	876,092	NOK	11,640
Solutions 30	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/28	44,142	EUR	(21,820)
Soop Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	7/23/26	172,754		(33,359)
Southchip Semiconductor	1-Day FEDEF + 0.25%	Monthly	MSCO	6/23/26	39,505		4,918
Southern Cable Group Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	21,605		3,397
SP Group A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	9/10/30	529,505	DKK	4,035
The Spar Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	7,272,543	ZAR	(70,632)
Sparekassen Sjaelland	1-Week CIBOR + 0.275%	Monthly	SEBA	3/14/26	124,714	DKK	5,012
Spc Samlip	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	62,551		(8,899)
Speed Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	83,464		(3,182)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	84,907	GBP	(21,800)
SPIE	1-Day EONIA + 0.275%	Monthly	MSCO	6/16/30	47,744	EUR	1,059
Sports Toto Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	37,016		(542)
Springer Nature Ag & Co	Euro STR + 0.35%	Monthly	JPHQ	8/10/26	38,248	EUR	1,221
Srg Global Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	95,078	AUD	40,787
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,892,840	SEK	3,301
St James’s Place Ord	1-Day SONIA + 0.275%	Monthly	MSCO	7/05/29	111,375	GBP	10,822
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	138,325	GBP	130,190
Standard Chem & Pharm Co	1-Day FEDEF + 0.10%	Monthly	MSCO	9/14/26	21,442		2,066
Starhill GBL Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	90,284	SGD	8,651
Starhub	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	92,914	SGD	(1,635)
Startia Hldgs Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,010,550	JPY	(1,533)
Starts Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	29,036,912	JPY	24,000
Sth X Elec Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	127,472	AUD	25,765
Stillfront Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,070,067	SEK	31,421

franklintempleton.com	Semiannual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Stora Enso Oyj	Euro STR + 0.28%	Monthly	SEBA	10/23/28	145,024	EUR	$5,477
Storytel AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/26	3,534,537	SEK	(30,480)
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/26	52,448	EUR	7,086
Subaru Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,347,411	JPY	40,324
Subsea 7	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/26	2,114,685	NOK	7,333
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/30	299,759	CHF	42,708
Sumitomo Mitsui Trust GP	TONAR + 0.35%	Monthly	GSCO	10/19/26	14,096,625	JPY	8,145
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/26	2,337,741	ZAR	(4,666)
Sunowealth Electric Mach	1-Day FEDEF + 0.10%	Monthly	MSCO	9/23/26	110,581		27,191
Sunshine Insurance Group	HIBOR + 0.35%	Monthly	GSCO	9/18/26	389,588	HKD	(1,497)
Sunway Construction Group	1-Day FEDEF + 0.25%	Monthly	MSCO	7/02/26	99,768		2,878
Sunway Real Estate Invt	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	79,081		6,881
Suprema Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	10/29/26	50,717		(772)
Suzuken Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,512,487	JPY	22,999
Suzuki Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,249,095	JPY	19,158
Sveafastigheter AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/02/26	824,997	SEK	7,386
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/15/26	497,978	SEK	9,931
Swire Pacific	HIBOR + 0.35%	Monthly	GSCO	6/25/26	953,240	HKD	(2,437)
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/30	109,130		95,624
Synnex Technology Interna	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	68,902		(4,868)
T&L	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	79,956		(18,520)
Taiwan Paiho	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	132,168		(4,232)
Taiwan Semiconductor Manufacturing	1-Day FEDEF + 0.10%	Monthly	MSCO	11/12/26	47,494		(1,680)
Taiwan Surface Mounting	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	227,157		(24,700)
Takaoka Toko Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,749,488	JPY	43,501
Take & Give Needs Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,051,105	JPY	(6,268)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	115,490	EUR	22,739
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/26	106,508		93,128
Tazmo Co Ltd	TONAR + 0.35%	Monthly	GSCO	9/30/26	4,947,225	JPY	(4,059)
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	93,419	GBP	28,555
TCK	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	91,506		17,916
TCL Electronics Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,488,094	HKD	12,284
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/26	185,988	GBP	(151,721)
Tecan Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/29	72,817	CHF	(4,684)
Techmatrix Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,593,592	JPY	(2,194)
Technip Energies NV	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/29	137,343	EUR	(19,287)
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/30	257,455	EUR	158,716
Teikoku Electric Mfg	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,743,313	JPY	(1,369)
TelefonicaSA	1-Day EONIA + 0.275%	Monthly	MSCO	7/28/26	117,630	EUR	(19,072)
Teleperformance	1-Day EONIA + 0.275%	Monthly	MSCO	3/24/26	197,674	EUR	(69,341)
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/30	481,594	ZAR	(1,008)
Temenos	1-Day SARON + 0.35%	Monthly	JPHQ	6/08/26	267,253	CHF	42,993
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/31	54,683		10,366
Teo Seng Capital Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	22,780		469
Tera Probe Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,060,879	JPY	73,248
Terrasky Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,603,316	JPY	(22,447)

68	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Tessenderlo Group	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	45,404	EUR	$1,973
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/26	205,916	EUR	12,703
Thai Foods Group Public Co	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	138,688		3,045
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	36,067	GBP	3,134
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/30	5,101,002	ZAR	(83,221)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/30	105,983	EUR	11,104
Tian Lun Gas Holdings Ltd	HIBOR + 0.35%	Monthly	GSCO	7/23/26	210,199	HKD	(4,026)
TIM SpA	Euro STR + 0.35%	Monthly	JPHQ	11/27/30	83,123	EUR	41,547
TK Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	305,764	HKD	2,557
Toa Paint Thailand Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	9/03/26	50,753		(7,294)
Tokai Carbon Corp	TONAR + 0.35%	Monthly	GSCO	7/20/26	7,759,443	JPY	337
Topco Technologies Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	29,478		(2,318)
Topkey Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	10/02/26	88,874		(7,140)
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/26	95,174		20,130
Toshiba Tec Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,210,436	JPY	(598)
Toumei Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,861,473	JPY	1,526
Tovis	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	84,276		(5,572)
Tower Ltd Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	90,415	NZD	11,110
Toyota Boshoku Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,399,116	JPY	23,764
Trainline PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/28	101,389	GBP	(14,869)
Transcosmos Inc	TONAR + 0.35%	Monthly	GSCO	10/12/26	9,770,381	JPY	1,995
Travelsky Technology	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,484,118	HKD	(1,320)
Travis Perkins PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	64,328	GBP	7,906
Treasure Factory Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,628,455	JPY	(2,195)
Trevi Fin Ind	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	4,465	EUR	161
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/31	77,451	GBP	15,840
Tripod Technology Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	184,275		20,206
Triputra Agro Persada Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	7/02/26	43,878		18,432
Tty Biopharm Company Limited	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	140,668		153
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	4/30/26	234,071	EUR	77,901
Turk Telekom	1-Day FEDEF + 1.25%	Monthly	MSCO	6/30/26	180,810		(14,134)
Turkcell	1-Day FEDEF + 1.25%	Monthly	MSCO	9/24/26	223,399		(14,051)
Turkiye Hava Yollari	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/28	102,190		(15,796)
Turkiye Sinai Kalkinma Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/30	250,857		(11,182)
Ulker Biskuvi	1-Day FEDEF + 1.25%	Monthly	MSCO	9/24/26	161,626		1,998
Ulvac Inc	TONAR + 0.35%	Monthly	GSCO	10/12/26	12,961,261	JPY	(1,497)
U-Media Communication Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	13,632		(1,774)
Umicore	Euro STR + 0.35%	Monthly	JPHQ	11/21/30	219,470	EUR	118,085
Unicaja Banco	1-Day EONIA + 0.35%	Monthly	MSCS	11/13/28	87,408	EUR	9,926
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/30	204,999	EUR	84,710
Unid	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	168,203		(49,756)
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/26	28,280	EUR	4,605
Uni-President China Holdings	HIBOR + 0.35%	Monthly	GSCO	8/05/26	828,114	HKD	(14,084)
Unistore Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	98,214	AUD	9,142
Unitech Printed Circuit	1-Day FEDEF + 0.10%	Monthly	MSCO	9/25/26	71,653		(8,063)
United Energy Group Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,215,522	HKD	(5,607)

franklintempleton.com	Semiannual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
United Micro Electronics	1-Day FEDEF + 0.10%	Monthly	MSCO	11/04/26	58,822		$(1,993)
United Orthopedic Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	9/23/26	48,150		(1,107)
United Tractors	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	22,197		3,662
Universal Robina Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	63,855		(9,457)
Universal Vision Biotechn	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	174,879		(44,062)
UT Group Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,238,045	JPY	11,060
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/30	305,506	EUR	52,291
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/26	175,254	CHF	45,844
Valmet OYJ	Euro STR + 0.28%	Monthly	SEBA	8/05/29	148,386	EUR	(2,987)
Valor Holdings Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	33,732,721	JPY	65,880
Value Added Technologies	1-Day FEDEF + 0.10%	Monthly	MSCO	10/29/26	28,176		(1,497)
Valuetronics	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	65,173	SGD	9,099
Vaudoise Assurances	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/30	130,619	CHF	37,786
Vector Inc	1-Day NZOCR + 0.40%	Monthly	GSCO	6/24/26	19,054,827	JPY	12,737
Vector Limited Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	22,613	NZD	1,224
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/30	1,811,686	NOK	22,278
Velesto Energy Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	87,803		(3,377)
Ventia Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	252,017	AUD	27,455
Venture Life Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/30	22,040	GBP	12,841
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/30	177,833	EUR	9,048
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	56,967	GBP	(2,895)
Vestas Wind Systems AS	1-Week CIBOR + 0.275%	Monthly	SEBA	5/13/26	1,699,296	DKK	96,314
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/30	140,943	EUR	123,833
Vidrala SA	1-Day EONIA + 0.275%	Monthly	MSCO	8/13/26	220,038	EUR	(16,968)
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/30	157,949	EUR	48,299
Viridien	1-Day EONIA + 0.275%	Monthly	MSCO	8/14/26	131,326	EUR	68,802
Visco Vision Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	115,577		(11,787)
Vitzrocell Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	7/28/26	44,342		(2,669)
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/31	152,868	GBP	61,342
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/30	169,843	EUR	136,138
Volex PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/29	20,705	GBP	3,531
Vontobel	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	86,005	CHF	11,105
Vtech Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	726,405	HKD	10,087
Vusion Group	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	213,124	EUR	(12,936)
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/26	4,333,983	NOK	12,089
Warehouse Group Ord Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	12,369	NZD	(268)
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/30	87,906	EUR	58,476
Wasco Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	35,719		615
Waseda Academy	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,661,629	JPY	(474)
Wasion Holdings Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	814,071	HKD	82,955
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	116,727	GBP	(94,068)
WBHO Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/30	1,854,275	ZAR	(16,573)
WH Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	886,745	HKD	7,879
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	118,922	GBP	67,943
Wnc Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	106,117		(21,770)
Wonderful Hi-Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	7/17/26	119,045		(7,910)

70	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Woori Net Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	11/03/26	25,979		$(364)
World Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,881,103	JPY	9,003
Wowprime Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	337,608		(62,348)
Wt Microelectronics Co Lt	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	197,865		7,537
Wuxi Apptec Co Ltd	HIBOR + 0.35%	Monthly	GSCO	6/26/26	1,336,111	HKD	38,347
Wuxi Biologics	HIBOR + 0.35%	Monthly	GSCO	8/18/26	657,038	HKD	(2,423)
WW Holding Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	50,508		(9,367)
XD Inc	HIBOR + 0.35%	Monthly	GSCO	6/25/26	594,523	HKD	32,512
Xian Shaangu Power	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	92,082		1,489
Xin Point Hldgs Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	470,825	HKD	(1,774)
Yamabiko Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,141,303	JPY	13,271
Yamaguchi Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	27,458,490	JPY	54,358
Yamazaki Baking Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,073,295	JPY	2,399
[e]Yangzijiang Maritime Development Ltd	1-Day SORA + 0.40%	Monthly	MSCO	6/22/26	-	SGD	46,277
Yank Zi Jiang Financial Holdings	1-Day SORA + 0.40%	Monthly	MSCO	6/22/26	63,750	SGD	(17,231)
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	2,043,510	NOK	(4,399)
Youngoneholdings	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	127,537		20,733
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/26	104,743	GBP	4,409
Yue Yuen Industrial Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	242,739	HKD	12,128
Yuexiu Services Group Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	474,454	HKD	(8,626)
Zanyu Technology	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	33,600		3,794
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	106,701	CHF	73,978
Zeria Pharmaceutical	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,644,433	JPY	906
Zero Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,568,922	JPY	4,040
Zero One Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	10/28/26	98,193		1,345
Zeus Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	40,908		(1,218)
Zhejiang China Electic	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	119,066		15,340
Zhen Ding Technology Holdings	1-Day FEDEF + 10.625%	Monthly	MSCO	6/24/26	93,345		22,419
Zhengzhou Coal Mining	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	37,854		13,859
Zhenhua Chemical Ord	1-Day FEDEF + 0.25%	Monthly	MSCS	9/21/31	348,573		(26,585)
Zhuzhou CRRC Times Elec	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,495,886	HKD	(24,902)
Zigexn Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,084,082	JPY	6,317
Zotefoams Ord	1-Day SONIA + 0.275%	Monthly	MSCO	9/16/26	29,721	GBP	920
ZTE Ord	1-Day FEDEF + 0.30%	Monthly	MSCS	10/13/31	203,384		15,634
Zuken Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,664,029	JPY	(7,225)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	25,709	EUR	(5,121)
Zurich Insurance	1-Day SARON + 0.35%	Monthly	JPHQ	7/21/26	155,526	CHF	2,534
							12,047,078
Equity Contracts - Short[d]
AAK AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	1,824,766	SEK	(523)
Aalberts NV	Euro STR - 0.30%	Monthly	JPHQ	2/10/31	214,338	EUR	12,961
Aaviation Fpo	1-Day RBACR - 0.75%	Monthly	MSCO	6/24/26	28,933	AUD	8,230
ABC Arbitrage	1-Day EONIA - 0.275%	Monthly	MSCO	6/13/26	19,381	EUR	(635)
Ability Opto Electronics	1-Day FEDEF - 9.25%	Monthly	MSCO	10/05/26	15,845		2,901

franklintempleton.com	Semiannual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	111,637	GBP	$63,070
Accor SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/26	207,648	EUR	(15,447)
Acer Inc	1-Day FEDEF - 3.50%	Monthly	MSCO	6/24/26	74,368		13,385
Acerinox SA	1-Day EONIA - 0.275%	Monthly	MSCO	3/24/26	220,792	EUR	(25,796)
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/26	155,908	EUR	(31,998)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	1,700,457	SEK	13,015
Adlink Technology Inc	1-Day FEDEF - 5.25%	Monthly	MSCO	10/05/26	1,360		(14)
Admicom Oyj	Euro STR - 0.275%	Monthly	SEBA	11/04/26	6,762	EUR	258
Advance Residence Inv Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	13,969,390	JPY	(11,347)
Advanced Ceramic X Corp	1-Day FEDEF - 7.375%	Monthly	MSCO	6/24/26	11,175		1,644
Advanced Medical Solution	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/30	100,007	GBP	(8,548)
Advantech Co Ltd	1-Day FEDEF - 0.675%	Monthly	MSCO	6/24/26	189,749		33,978
Adyen	Euro STR - 0.30%	Monthly	JPHQ	5/22/30	140,679	EUR	10,862
Aeon Financial Service Co	1-Day FEDEF - 0.25%	Monthly	GSCO	11/13/26	10,093,290	JPY	(1,549)
Aeon Thana Sinsa Thailand	1-Day FEDEF - 10.50%	Monthly	MSCO	9/24/26	25,976		4,612
African Rainbow Minerals Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	7/22/30	3,558,843	ZAR	(28,960)
Afrimat Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	5/20/26	1,732,262	ZAR	34,013
Afry Ab	1-Week STIBOR - 0.275%	Monthly	SEBA	6/18/26	660,076	SEK	(1,723)
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/30	314,071	NOK	5,362
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	119,075	EUR	(858)
Airbus SE	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/30	33,379	EUR	(7,745)
Airports of Thailand	1-Day FEDEF - 2.50%	Monthly	MSCO	6/23/26	141,218		(45,164)
Aixtron SE	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	17,465	EUR	(880)
Akbank	1-Day FEDEF - 1.50%	Monthly	MSCO	9/21/26	99,353		(3,626)
Akeso Inc	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	274,870	HKD	3,758
ALCON N	1-Day SARON - 0.35%	Monthly	JPHQ	8/12/30	114,685	CHF	14,842
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/26	181,930		(22,652)
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	245,198	EUR	(130,308)
Alliance Bank Malaysia BE	1-Day FEDEF - 9.875%	Monthly	MSCO	11/19/26	6,335		(262)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	126,565	CHF	(20,754)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/30	1,838,346	DKK	(28,478)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/30	96,255	EUR	(55,295)
Alpha Networks Inc	1-Day FEDEF - 2.90%	Monthly	MSCO	7/22/26	73,031		(1,360)
Also	1-Day SARON - 0.35%	Monthly	JPHQ	10/05/26	143,437	CHF	15,352
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/30	83,788	EUR	(5,642)
Alteogen	1-Day FEDEF - 1.75%	Monthly	MSCO	6/24/26	32,833		(8,819)
Alterea	1-Day EONIA - 0.275%	Monthly	MSCO	9/29/26	63,864	EUR	(3,393)
Amadeus It Group SA	1-Day EONIA - 0.275%	Monthly	MSCO	7/28/28	106,294	EUR	10,363
Amaero Fpo	1-Day RBACR - 13.50%	Monthly	MSCO	7/09/26	42,149	AUD	9,225
Ame Elite Consortium Berh	1-Day FEDEF - 4.25%	Monthly	MSCO	6/25/26	36,662		(1,118)
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	97,689	EUR	(120,063)
Amman Mineral Internasion	1-Day FEDEF - 12.75%	Monthly	MSCO	6/26/26	40,834		6,203
Amper SA	1-Day EONIA - 4.50%	Monthly	MSCO	9/10/30	97,239	EUR	(7,232)
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/30	100,166	EUR	26,544

72	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Amplitude Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	91,989	AUD	$(15,310)
AmRest	1-Day FEDEF -1.50%	Monthly	MSCS	7/17/30	20,734		(306)
Anadolu Efes	1-Day FEDEF - 7.75%	Monthly	MSCO	11/03/26	34,173		(2,433)
Andritz AG	Euro STR - 0.30%	Monthly	JPHQ	8/07/26	75,023	EUR	(738)
Angang Steel Co Lt	1-Day FEDEF - 12.45%	Monthly	MSCO	6/24/26	39,403		(3,826)
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/30	2,425,373	ZAR	(4,716)
Anglo Pacific Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	57,987	GBP	(38,955)
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/30	179,855	EUR	(4,371)
ANP	1-Day FEDEF - 3.25%	Monthly	MSCO	6/24/26	113,228		3,488
Anta Sports Products	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	728,530	HKD	8,574
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/26	30,468	GBP	(29,923)
Anymind Group Inc	TONAR - 0.275%	Monthly	GSCO	11/19/26	342,791	JPY	99
Aozora Bank	TONAR - 0.75%	Monthly	GSCO	11/13/26	4,756,984	JPY	(2,014)
Apa Group Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	118,539	AUD	(6,153)
Aperam	Euro STR - 0.30%	Monthly	JPHQ	6/06/30	81,968	EUR	(3,611)
Aplex Technology Inc	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	13,277		1,058
Apotea AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	747,185	SEK	6,442
Appier Group Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	19,490,050	JPY	38,927
Arb Corp Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/24/26	229,991	AUD	(15,025)
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/30	157,567	CHF	70,004
Arcadis	Euro STR - 0.30%	Monthly	JPHQ	4/04/26	90,788	EUR	11,657
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/26	85,679		20,563
Argan SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	96,690	EUR	699
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	31,749	EUR	(2,070)
Ashmore Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/29	74,676	GBP	2,298
Ashtead Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/16/30	102,930	GBP	2,450
Asia Polymer	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	37,065		(1,448)
Asmpt Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	345,770	HKD	(1,017)
ASR Nederland	Euro STR - 0.30%	Monthly	JPHQ	6/13/26	255,341	EUR	(62,949)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/30	604,870	SEK	(8,524)
Assystem	1-Day EONIA - 2.75%	Monthly	MSCO	9/25/30	65,776	EUR	7,839
Asterasys Co Ltd	1-Day FEDEF - 15.00%	Monthly	MSCO	9/17/26	5,537		(210)
Astroscale Holdings Inc	TONAR - 10.00%	Monthly	GSCO	8/24/26	2,463,673	JPY	(805)
Ate Energy International	1-Day FEDEF - 7.25%	Monthly	MSCO	6/24/26	28,468		(4,089)
Atos	1-Day EONIA - 4.625%	Monthly	MSCO	10/23/26	84,845	EUR	9,679
Atrium Ljungberg AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	73,035	SEK	(704)
Aub Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	183,435	AUD	(7,379)
Auden Techno Corp	1-Day FEDEF - 3.75%	Monthly	MSCO	8/04/26	18,157		1,599
Audinategl Fpo	1-Day RBACR - 3.38%	Monthly	MSCO	6/24/26	145,869	AUD	30,958
Aura En Fpo	1-Day RBACR - 13.00%	Monthly	MSCO	6/24/26	29,409	AUD	(711)
Aust Ag Co Fpo	1-Day RBACR - 1.50%	Monthly	MSCO	6/24/26	55,304	AUD	(1,177)
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/26	101,762	EUR	(54,377)
Autopartner	1-Day FEDEF - 3.25%	Monthly	MSCO	9/18/30	83,707		5,717
Avangaad Berhad	1-Day FEDEF - 4.00%	Monthly	MSCO	6/29/26	6,525		(1,038)
Aviva	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/30	48,303	GBP	(7,339)
Ayala Land Inc	1-Day FEDEF - 2.50%	Monthly	MSCO	6/19/26	49,333		9,817

franklintempleton.com	Semiannual Report	73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Az-Com Maruwa Holdings	TONAR - 0.35%	Monthly	GSCO	7/09/26	10,362,453	JPY	$4,561
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	168,883	EUR	63,352
Baltic Classifieds Group	1-Day SONIA - 0.275%	Monthly	MSCO	8/12/26	95,027	GBP	35,090
Banca Generali SpA	Euro STR - 0.30%	Monthly	JPHQ	9/21/26	36,014	EUR	(5,983)
Bangkok Chain Hospital	1-Day FEDEF - 8.50%	Monthly	MSCO	10/08/26	13,215		2,818
Bangkok Dusit Medical Services	1-Day FEDEF - 0.40%	Monthly	MSCO	6/24/26	107,983		8,019
Bank Central Asia	1-Day FEDEF - 6.50%	Monthly	MSCO	8/06/26	177,583		1,670
Bank Handlowy	1-Day FEDEF - 0.50%	Monthly	MSCO	4/03/26	102,006		4,353
Bank Islam Malaysia Berha	1-Day FEDEF - 3.50%	Monthly	MSCO	7/08/26	38,047		(1,344)
Bank Mandiri	1-Day FEDEF - 4.00%	Monthly	MSCO	7/14/26	160,018		(801)
Bank of the Philippine	1-Day FEDEF - 2.50%	Monthly	MSCO	6/25/26	148,439		11,943
Bank of Zheng Zhou	1-Day FEDEF - 13.35%	Monthly	MSCO	6/24/26	25,500		697
Bankinter SA	1-Day EONIA - 0.35%	Monthly	MSCO	3/06/26	86,110	EUR	(81,180)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/26	304,872	CHF	(32,651)
Baowu Magnesium	1-Day FEDEF - 9.663%	Monthly	MSCO	8/06/26	18,190		665
Barito Pacific Tbk	1-Day FEDEF - 4.00%	Monthly	MSCO	6/22/26	28,847		(12,631)
Barratt Redrow PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	253,112	GBP	17,572
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/30	102,182	CHF	(39,506)
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/26	80,085	EUR	(46,802)
BBMG Corporation	1-Day HONIA - 0.40%	Monthly	GSCO	7/09/26	402,444	HKD	4,247
BCI Mineral Fpo	1-Day RBACR - 18.00%	Monthly	MSCO	6/24/26	39,015	AUD	(2,321)
BDO Unibank Inc	1-Day FEDEF - 2.50%	Monthly	MSCO	8/06/26	102,411		7,251
BE Semiconductor Industries	Euro STR - 0.30%	Monthly	JPHQ	2/28/26	119,391	EUR	(56,699)
Bechtle AG	Euro STR - 8.25%	Monthly	JPHQ	3/04/26	79,455	EUR	(11,795)
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	147,341	EUR	(38,284)
Beiersdorf AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	43,816	EUR	(122)
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	2,199,382	SEK	2,667
Beijing Capital Int Airport	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	2,012,348	HKD	9,420
Beijing Enterprises Water	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,778,844	HKD	(3,239)
Beijing Tong Ren Tang Chi	1-Day HONIA - 3.25%	Monthly	GSCO	6/25/26	934,539	HKD	(4,991)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/30	122,183	CHF	(70,872)
Bell Systems 24 Holdings Inc	TONAR - 0.35%	Monthly	GSCO	10/12/26	8,124,554	JPY	(3,887)
Ben Ade Bk Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	108,632	AUD	13,965
Benefit	1-Day FEDEF - 4.00%	Monthly	MSCO	11/03/26	125,840		(18,714)
Benq Materials Corporation	1-Day FEDEF - 5.00%	Monthly	MSCO	9/23/26	25,562		2,269
Bergman & Beving Aktiebol	1-Week STIBOR - 0.275%	Monthly	SEBA	5/19/26	748,644	SEK	(1,002)
Berli Jucker Pcl	1-Day FEDEF - 18.875%	Monthly	MSCO	9/28/26	33,620		8,001
Bermaz Auto Berhad	1-Day FEDEF - 5.25%	Monthly	MSCO	7/13/26	1,214		324
Better Collective A/S	1-Week STIBOR - 0.275%	Monthly	SEBA	10/09/30	711,693	SEK	3,039
BFF Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	10/16/26	154,365	EUR	(76,758)
BHP Group Ltd	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/30	54,330	GBP	(2,195)
BIC	1-Day EONIA - 0.275%	Monthly	MSCO	8/27/26	10,312	EUR	370
Bid Corporation Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	12/01/30	1,324,297	ZAR	3,822
Biesse	Euro STR - 0.80%	Monthly	JPHQ	9/04/30	13,038	EUR	686
Bim Magazalar	1-Day FEDEF - 0.75%	Monthly	MSCO	9/21/26	50,002		1

74	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Binex	1-Day FEDEF - 6.38%	Monthly	MSCO	6/24/26	76,933		$12,696
Bioarctic AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/26	739,788	SEK	(20,272)
Bionime Corporation	1-Day FEDEF - 4.75%	Monthly	MSCO	6/24/26	22,361		4,108
Bioplus Co Ltd	1-Day FEDEF - 4.00%	Monthly	MSCO	9/07/26	18,831		2,083
BKW	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/26	40,883	CHF	(224)
Bloomsbury Publishing Ord	1-Day SONIA - 0.275%	Monthly	MSCO	9/16/26	77,165	GBP	(3,280)
Blue Moon Group Hldgs Ltd	1-Day HONIA - 5.25%	Monthly	GSCO	6/25/26	1,064,154	HKD	32,271
BlueNord ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/30	555,725	NOK	2,761
BMW Group	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	80,683	EUR	(8,179)
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	333,299	EUR	35,555
Borregaard ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	1,061,141	NOK	1,878
Boss En Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/24/26	67,723	AUD	21,349
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	176,168	CHF	30,290
Brembo	Euro STR - 0.30%	Monthly	JPHQ	3/25/26	162,493	EUR	1,238
Brenntag SE	Euro STR - 0.30%	Monthly	JPHQ	10/07/30	166,139	EUR	15,158
Breville Fpo	1-Day RBACR - 1.35%	Monthly	MSCO	6/24/26	77,890	AUD	1,036
Bridgepoint Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	132,781	GBP	1,528
Brilliance China Automotive	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	578,413	HKD	(15,877)
British Land Co Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	6/08/26	172,833	GBP	(16,090)
Brogent Technologies Inc	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	56,135		7,589
[e]Brogent Technologies Inc	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	—		(31)
Brunello Cucinelli	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	122,443	EUR	3,558
Budimex	1-Day FEDEF - 0.50%	Monthly	MSCO	5/07/26	171,255		(9,923)
Budweiser Brewing Company	1-Day HONIA - 0.75%	Monthly	GSCO	6/25/26	1,097,994	HKD	4,554
Bufab AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	417,613	SEK	(1,725)
Bureau Veritas SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	13,178	EUR	194
Burford Capital Ltd.	1-Day SONIA - 0.63%	Monthly	MSCS	7/17/29	155,058	GBP	53,212
Bursa Malaysia Bhd	1-Day FEDEF - 4.375%	Monthly	MSCO	6/23/26	94,739		(9,174)
Buzzi	Euro STR - 0.30%	Monthly	JPHQ	9/03/26	39,781	EUR	(5,879)
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/05/30	63,997	CHF	4,683
C&S Paper Co Ltd	1-Day FEDEF - 6.018%	Monthly	MSCO	6/19/26	115,595		(16,566)
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	140,816	EUR	(22,661)
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/30	2,591,409	NOK	42,871
Calix Fpo	1-Day RBACR - 8.875%	Monthly	MSCO	6/24/26	20,781	AUD	(13,391)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/30	89,387	EUR	(7,976)
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/30	857,511	SEK	1,072
Capita PLC	1-Day SONIA - 1.125%	Monthly	MSCO	5/06/26	91,006	GBP	(28,560)
Capital and Invest	1-Day SORA - 0.75%	Monthly	MSCO	6/25/26	187,731	SGD	(4,986)
Car Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	157,301	AUD	5,964
Caregen	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	40,124		(58,500)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/30	112,517	EUR	(85,451)
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/30	87,123	EUR	10,823
Carnarvon Fpo	1-Day RBACR - 5.25%	Monthly	MSCO	6/25/26	16,436	AUD	1,691
Caswell Inc	1-Day FEDEF - 4.75%	Monthly	MSCO	9/11/26	44,831		3,145
Catena AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/26	2,812,473	SEK	(12,355)

franklintempleton.com	Semiannual Report	75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
CCC SA	1-Day FEDEF - 12.75%	Monthly	MSCS	8/02/30	11,041		$2,303
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/30	136,456		(129,021)
CDL Htrust	1-Day SORA - 1.50%	Monthly	MSCO	6/25/26	165,962	SGD	(7,931)
Celcomdigi Berhad	1-Day FEDEF - 8.00%	Monthly	MSCO	6/25/26	81,057		6,486
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/26	322,664	EUR	73,380
Celltrion	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	78,691		(2,909)
Celon Pharma SA	1-Day FEDEF - 12.75%	Monthly	MSCS	10/28/29	6,722		129
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/30	33,175	GBP	(98,345)
Cgn Mining Company Ltd	1-Day HONIA - 3.25%	Monthly	GSCO	6/25/26	427,745	HKD	(18,278)
Chalice Fpo	1-Day RBACR - 2.75%	Monthly	MSCO	6/24/26	82,161	AUD	(2,783)
Champ Iron Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	9/08/26	68,997	AUD	(12,153)
Champion Real Estate	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	506,852	HKD	(4,037)
Chandra Asri Pacific TBK	1-Day FEDEF - 11.50%	Monthly	MSCO	9/09/26	76,674		2,924
Chang Wah Technology Co	1-Day FEDEF - 3.625%	Monthly	MSCO	10/26/26	22,813		(502)
Channel Infrastructure Nz	1-Day NZOCR - 0.40%	Monthly	MSCO	6/24/26	131,382	NZD	(17,356)
Chapters Group AG	Euro STR - 29.60%	Monthly	JPHQ	10/22/26	26,052	EUR	(352)
Charm Care Corporation	TONAR - 0.35%	Monthly	GSCO	12/01/26	907,719	JPY	7
Cheng Loong	1-Day FEDEF - 2.125%	Monthly	MSCO	11/23/26	1,193		(42)
China Cinda Asset Management	1-Day HONIA - 2.88%	Monthly	GSCO	9/09/26	1,390,821	HKD	449
China Datang Corp Renewab	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	401,799	HKD	2,269
China Energy Engineer	1-Day FEDEF - 9.15%	Monthly	MSCO	6/26/26	60,633		(4,255)
China Everbright Bank	1-Day FEDEF - 0.85%	Monthly	MSCO	6/24/26	73,215		10,065
China Everbright Environment	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	541,424	HKD	(3,273)
China Feihe Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	765,087	HKD	1,023
China General Plastics Co	1-Day FEDEF - 4.35%	Monthly	MSCO	6/24/26	37,448		341
China Jinmao Holdings Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	505,208	HKD	(5,362)
China Life Insurance	1-Day FEDEF - 8.35%	Monthly	MSCO	6/24/26	264		(13)
China Literature Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	701,167	HKD	(8,168)
China Longyuan Power Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,029,352	HKD	(646)
China Medical Systems Holdings	1-Day HONIA - 0.40%	Monthly	GSCO	11/13/26	515,013	HKD	2,977
China Modern Dairy Holdings	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	1,225,665	HKD	(42,437)
China Motor Co	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	90,917		4,368
China Petroleum	1-Day FEDEF - 4.08%	Monthly	MSCO	8/18/26	23,429		1,068
China Resources Mixc Life	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	125,600	HKD	(935)
China Risun Grp Ltd	1-Day HONIA - 12.25%	Monthly	GSCO	6/25/26	501,979	HKD	6,263
China Ruyi Holdings Ltd	1-Day HONIA - 2.75%	Monthly	GSCO	6/25/26	769,520	HKD	9,826
China Southern Power	1-Day FEDEF - 10.662%	Monthly	MSCO	6/24/26	5,883		(1,285)
China Steel Chemical Corp	1-Day FEDEF - 3.25%	Monthly	MSCO	6/24/26	29,966		8,160
China Steel Corp	1-Day FEDEF - 1.00%	Monthly	MSCO	10/06/26	101,892		5,321
China Suntien Green	1-Day FEDEF - 11.45%	Monthly	MSCO	6/24/26	3,151		(12)
China Vanke Co Ltd	1-Day HONIA - 3.00%	Monthly	GSCO	7/17/26	546,289	HKD	21,101
China Water Affair Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,493,575	HKD	14,599
China Yongda Automobiles	1-Day HONIA - 0.40%	Monthly	GSCO	9/18/26	136,902	HKD	2,225
China Zheshang Bank	1-Day FEDEF - 6.659%	Monthly	MSCO	6/24/26	57,624		7,307
Chinasoft International	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,544,670	HKD	(7,196)
Chipmos Technologies Inc	1-Day FEDEF - 2.125%	Monthly	MSCO	10/05/26	34,285		(9,284)

76	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Chongqing Millison	1-Day FEDEF - 6.15%	Monthly	MSCO	8/26/26	10,504		$(4,971)
Chorus Fpo Nzx	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	68,969	AUD	(634)
Chrysosltd Fpo	1-Day RBACR - 4.75%	Monthly	MSCO	6/24/26	29,376	AUD	(8,903)
Chugoku Electric Power Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	8,168,276	JPY	(17,722)
Chunbo	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	42,969		(11,726)
Chung Hung Steel Co	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	79,351		2,718
Cibus Nordic Real Estate AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/31	1,587,709	SEK	(1,643)
CIE Automotive S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	9/12/30	143,601	EUR	(35,266)
Citic Telecom Intl Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	620,782	HKD	(6,016)
CJ CGV	1-Day FEDEF - 3.50%	Monthly	MSCO	6/24/26	44,080		(1,665)
CK Infrastructure Holding	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	841,020	HKD	(2,738)
Clariane SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/26	91,619	EUR	2,211
Clicks Group Ltd.	1-Day SABOR - 1.25%	Monthly	MSCS	7/22/29	788,373	ZAR	1,826
Clio Cosmetics	1-Day FEDEF - 5.75%	Monthly	MSCO	6/24/26	47,558		9,570
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	146,470	GBP	(39,695)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/30	372,576	NOK	(7,672)
CLP Holdings Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	8/25/26	722,905	HKD	(3,216)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/26	89,082	EUR	16,913
Cobram Fpo	1-Day RBACR - 10.25%	Monthly	MSCO	10/28/26	58,875	AUD	1,270
Coca Cola Icecek	1-Day FEDEF - 1.50%	Monthly	MSCO	9/21/26	219,248		(14,403)
Coface	1-Day EONIA - 0.275%	Monthly	MSCO	1/14/31	134,395	EUR	7,028
Cofco Joycome Foods Ltd	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	1,198,582	HKD	(6,061)
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/30	55,732		5,958
Colopl Inc	TONAR - 0.35%	Monthly	GSCO	6/26/26	10,186,001	JPY	6,636
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	1,577,553	DKK	38,181
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/30	182,471	CHF	(4,960)
Cometridge Fpo	1-Day RBACR - 18.00%	Monthly	MSCO	6/24/26	26,505	AUD	3,583
Comforia Residential Reit	TONAR - 0.35%	Monthly	GSCO	6/24/26	13,957,003	JPY	(12,367)
Continental Hldgs Corp	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	100,595		6,732
Coretronics Corp	1-Day FEDEF - 3.875%	Monthly	MSCO	6/24/26	130,054		(30,201)
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/30	250,151	EUR	(22,228)
Cosmax	1-Day FEDEF - 3.125%	Monthly	MSCO	6/24/26	22,011		8,238
Cosmecca Korea	1-Day FEDEF - 8.625%	Monthly	MSCO	6/24/26	39,661		(6,760)
Cosmo Adv Materials & Tec	1-Day FEDEF - 5.50%	Monthly	MSCO	7/03/26	104,621		(18,710)
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	57,229	CHF	4,101
Cota Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	8,785,403	JPY	8,552
Cowin	1-Day FEDEF - 18.75%	Monthly	MSCO	6/24/26	4,892		(800)
Create Restaurants Holdings	TONAR - 0.35%	Monthly	GSCO	11/12/26	6,204,698	JPY	(2,536)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/30	70,633	GBP	16,324
Crh Ord Eur	1-Day SONIA - 0.275%	Monthly	MSCO	7/08/26	155,934	GBP	(49,634)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/30	295,717	GBP	104,092
Cspc Pharmaceutical Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	920,579	HKD	397
Ctci Corp	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	73,124		(16,406)
Ctos Digital Berhad	1-Day FEDEF - 6.75%	Monthly	MSCO	8/06/26	77,193		3,762
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	34,839	EUR	(6,632)

franklintempleton.com	Semiannual Report	77

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Cub Elecparts Inc	1-Day FEDEF - 8.75%	Monthly	MSCO	6/24/26	91,863		$(33,325)
Cuc Inc	TONAR - 5.00%	Monthly	GSCO	6/24/26	7,687,323	JPY	3,793
CVC Capital Partners	Euro STR - 0.30%	Monthly	JPHQ	12/08/30	232,357	EUR	27,195
CVS Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/30	105,833	GBP	(31,531)
Cwlth Bank Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	290,235	AUD	36,372
Cy4gate SpA	Euro STR - 0.85%	Monthly	JPHQ	2/10/31	11,364	EUR	(16,283)
Cyberdyne Inc	TONAR - 2.50%	Monthly	GSCO	6/24/26	12,365,079	JPY	2,734
Cyberflks	1-Day FEDEF - 6.50%	Monthly	MSCO	9/04/26	12,960		(341)
D&O Green Technologies	1-Day FEDEF - 10.00%	Monthly	MSCO	10/06/26	31,783		14,078
Daejoo	1-Day FEDEF - 11.50%	Monthly	MSCO	6/24/26	100,392		1,447
Daimler Truck Holdings AG	Euro STR - 0.30%	Monthly	JPHQ	3/28/26	189,463	EUR	(22,640)
Daishin Securities Co	1-Day FEDEF - 2.865%	Monthly	MSCO	7/24/26	125,298		712
Daishinku Corp.	TONAR - 0.75%	Monthly	GSCO	11/17/26	4,282,775	JPY	(797)
Daiwa Office Investment Corp.	TONAR - 0.35%	Monthly	GSCO	6/24/26	8,154,068	JPY	(10,045)
Dalipal Holdings Ltd	1-Day HONIA - 16.25%	Monthly	GSCO	6/25/26	603,196	HKD	(9,071)
Damai Entertainment Holdings	1-Day HONIA - 1.75%	Monthly	GSCO	9/11/26	574,504	HKD	14,353
Dassault Aviation	1-Day EONIA - 0.275%	Monthly	MSCO	10/23/26	51,828	EUR	1,452
Deep Yellow Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	66,246	AUD	1,436
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	122,803	EUR	20,002
De’Longhi SpA	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	91,679	EUR	(26,337)
Dermapharm Holding SE	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	50,830	EUR	(7,830)
Derwent London PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/07/26	183,011	GBP	33,039
Deterra Re Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/23/26	155,740	AUD	(8,872)
Deutsche Boerse	Euro STR - 0.30%	Monthly	JPHQ	11/27/30	96,922	EUR	6,063
Deutsche Pfandriefbank AG	HIBOR - 0.30%	Monthly	JPHQ	1/30/31	147,685	EUR	26,072
Deutsche Post	Euro STR - 0.30%	Monthly	JPHQ	12/11/30	128,880	EUR	(26,183)
Develop Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/25/26	106,309	AUD	11,826
Dexusind Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	11/27/26	30,382	AUD	147
DFDS A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/29	551,018	DKK	3,803
Di Dongil	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	96,828		51,910
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	47,812	GBP	12,504
Dialog Group Bhd	1-Day FEDEF - 5.125%	Monthly	MSCO	6/25/26	156,290		(30,684)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/26	89,756		(21,759)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/30	3,468,387	ZAR	(54,898)
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/30	4,564,623	ZAR	(156,594)
D-Link Corp	1-Day FEDEF - 2.625%	Monthly	MSCO	11/03/26	15,785		241
Domino’s Pizza Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/30	211,258	GBP	109,081
Doosan Corporation	1-Day FEDEF - 2.75%	Monthly	MSCO	11/19/26	30,090		1,513
Doosan Enerbility Co Ltd	1-Day FEDEF - 0.45%	Monthly	MSCO	11/18/26	65,829		(198)
Doosan Robotics	1-Day FEDEF - 18.00%	Monthly	MSCO	6/26/26	31,819		(3,477)
Doosanfc	1-Day FEDEF - 10.25%	Monthly	MSCO	6/24/26	92,088		(17,222)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/30	69,613	CHF	(83,706)
Dovalue	Euro STR - 5.00%	Monthly	JPHQ	8/14/30	65,492	EUR	6,406
Dow Jones US Select Health Care Providers Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	4,583,625		(175,091)

78	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Dow Jones US Select Medical Equipment Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	13,015,186		$(480,130)
Dow Jones US Select Pharma Total Return Index	SOFR - 0.70%	Monthly	GSCO	6/17/26	8,350,103		(843,088)
Dowa Holdings	TONAR - 0.35%	Monthly	GSCO	6/24/26	9,635,241	JPY	(20,077)
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/30	798,212	ZAR	(83,307)
Drewloong Precision Inc	1-Day FEDEF - 9.875%	Monthly	MSCO	6/24/26	50,589		5,106
DSM Firmenich AG	Euro STR - 0.30%	Monthly	JPHQ	4/16/26	167,994	EUR	25,868
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/26	2,415,851	DKK	(12,080)
Dug Tech Fpo	1-Day RBACR - 7.125%	Monthly	MSCO	6/24/26	64,629	AUD	(21,382)
Dustin Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/11/30	75,418	SEK	(24,761)
DWEC	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	96,636		22,636
Dynavox Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	1,066,711	SEK	5,971
E Ink Holdings Inc	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	104,263		18,734
E.ON SE	Euro STR - 0.30%	Monthly	JPHQ	4/23/26	43,121	EUR	366
East Horizon Limited	1-Day HONIA - 0.40%	Monthly	GSCO	9/03/26	290,788	HKD	(3,462)
Eastern & Oriental Bhd	1-Day FEDEF - 4.50%	Monthly	MSCO	6/25/26	55,458		5,846
Ecopro Co Ltd	1-Day FEDEF - 4.375%	Monthly	MSCO	9/07/26	25,443		(11,410)
Ecoprobm Co Ltd	1-Day FEDEF - 8.375%	Monthly	MSCO	9/16/26	48,977		(9,545)
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	85,293	EUR	46,971
Egis Technology Inc	1-Day FEDEF - 15.50%	Monthly	MSCO	6/24/26	60,034		1,624
Eguarantee Inc	TONAR - 0.35%	Monthly	GSCO	7/17/26	10,024,407	JPY	(12,091)
Eiken Chemical Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	19,387,771	JPY	(18,451)
Eirgenix Inc	1-Day FEDEF - 6.50%	Monthly	MSCO	6/24/26	60,319		(5,686)
Elec Optic Fpo	1-Day RBACR - 12.875%	Monthly	MSCO	11/05/26	29,300	AUD	4,571
Elecnor SA	1-Day EONIA - 1.375%	Monthly	MSCO	8/24/26	78,987	EUR	(20,654)
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/26	196,859	EUR	(62,522)
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/30	183,634	EUR	38,128
Emeis	1-Day EONIA - 1.50%	Monthly	MSCO	11/19/26	69,959	EUR	(978)
Empiric Student Prop Plc	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	30,571	GBP	5,236
Emro Incorporated	1-Day FEDEF - 25.625%	Monthly	MSCO	6/30/26	881		104
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	240,623	CHF	4,804
En Japan Inc	TONAR - 0.35%	Monthly	GSCO	9/22/26	4,494,509	JPY	2,623
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/23/30	164,041	EUR	(30,648)
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/31	72,923	EUR	16,990
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/30	82,533	EUR	9,633
EnergieKontor AG	Euro STR - 0.30%	Monthly	JPHQ	3/07/26	93,518	EUR	21,710
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/30	1,315,467	SEK	17,444
Eni SpA	Euro STR - 0.30%	Monthly	JPHQ	1/13/31	116,468	EUR	(37,535)
Enigmo Inc	TONAR - 0.35%	Monthly	GSCO	7/15/26	2,410,417	JPY	(6,559)
Enka Insaat	1-Day FEDEF - 6.50%	Monthly	MSCO	9/21/26	21,104		(793)
Envipco Holdings	1-Week NIBOR - 0.275%	Monthly	SEBA	5/21/26	699,503	NOK	7,683
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/30	1,726,925	SEK	6,554
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/30	221,457	EUR	3,453
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	146,582	EUR	(28,300)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/30	145,405	EUR	(51,619)

franklintempleton.com	Semiannual Report	79

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Esprinet	Euro STR - 0.30%	Monthly	JPHQ	11/27/29	65,826	EUR	$(13,237)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/30	136,394	GBP	58,824
EssilorLuxottica SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	78,677	EUR	(17,907)
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	1,679,700	SEK	(2,970)
Euglena Co Ltd	TONAR - 1.25%	Monthly	GSCO	6/24/26	11,848,297	JPY	2,082
Eurazeo SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/29	98,434	EUR	2,037
Euronav NV	Euro STR - 0.30%	Monthly	JPHQ	12/23/29	62,966	EUR	(12,973)
Everybot	1-Day FEDEF - 17.875%	Monthly	MSCO	6/24/26	8,503		(474)
Evotec SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	24,853	EUR	(2,948)
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	134,946	GBP	10,847
Ezaki Glico Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	19,138,952	JPY	(21,846)
Far East Htrust	1-Day SORA - 1.00%	Monthly	MSCO	6/25/26	43,211	SGD	(2,550)
Faraday Technology	1-Day FEDEF - 8.157%	Monthly	MSCO	11/20/26	41,772		(2,954)
Farglory Free Trade Zone	1-Day FEDEF - 7.50%	Monthly	MSCO	6/24/26	67,803		(6,005)
Fastighets AB Balder	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	1,435,629	SEK	813
Ferguson Enterprises Inc.	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/31	143,542	GBP	(71,410)
Ferretti	Euro STR - 1.00%	Monthly	JPHQ	10/20/30	104,187	EUR	(23,916)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	94,340	EUR	(48,875)
Fila	Euro STR - 0.30%	Monthly	JPHQ	11/19/26	56,766	EUR	(2,626)
Finatext Hldgs Ltd	TONAR - 1.50%	Monthly	GSCO	6/24/26	9,558,669	JPY	7,542
Fine M-Tec	1-Day FEDEF - 19.00%	Monthly	MSCO	6/24/26	23,953		(9,420)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	218,474	EUR	(93,630)
Fintel PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/20/30	43,646	GBP	14,293
First Financial Holding C	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	131,323		8,547
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/30	46,203	EUR	9,507
Fittech Co Ltd	1-Day FEDEF - 6.25%	Monthly	MSCO	6/24/26	26,395		(7,688)
Fletcher Building Fpo Nzx	1-Day RBACR - 0.40%	Monthly	MSCO	11/16/26	79,830	AUD	326
Flexium Interconnect Inc	1-Day FEDEF - 2.375%	Monthly	MSCO	6/24/26	101,631		6,900
FLSmidth & Co. A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	9/10/30	1,114,791	DKK	(17,884)
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	215,097	CHF	(42,470)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/30	190,860	EUR	(22,099)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	85,297	GBP	10,080
Fnac Darty SA	1-Day EONIA - 0.30%	Monthly	MSCS	1/29/31	88,612	EUR	(1,213)
Foci Fiber Optic Communication	1-Day FEDEF - 10.875%	Monthly	MSCO	10/01/26	35,413		(554)
Focus Light Technologies	1-Day FEDEF - 8.30%	Monthly	MSCO	10/23/26	49,352		2,987
Foosung	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	49,252		(24,213)
Forbo	1-Day SARON - 0.35%	Monthly	JPHQ	9/11/26	168,284	CHF	6,067
Formosa Chemical & Fibre	1-Day FEDEF - 1.50%	Monthly	MSCO	10/22/26	15,836		(1,178)
Formosa Plastic	1-Day FEDEF - 3.25%	Monthly	MSCO	6/19/26	137,828		(13,402)
Foschini Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/29	563,490	ZAR	7,667
FP Partner Inc	TONAR - 5.50%	Monthly	GSCO	6/24/26	10,026,008	JPY	(4,597)
Franbo Lines Corp	1-Day FEDEF - 8.375%	Monthly	MSCO	11/17/26	51,989		(2,444)
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	219,159	EUR	(90,373)
Frasers Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	143,923	GBP	(38,887)
Fronteo Inc	TONAR - 7.50%	Monthly	GSCO	6/29/26	9,004,888	JPY	(18,583)
FRP Advisory Group Plc	1-Day FEDEF - 1.875%	Monthly	MSCO	11/18/26	18,184	GBP	(326)

80	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Fu Shou Yuan Intl Grp Lim	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,258,731	HKD	$29,651
Fudo Tetra Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	2,412,676	JPY	(1,264)
Fugro	Euro STR - 0.30%	Monthly	JPHQ	10/12/29	68,999	EUR	13,859
Fuji Kyuko Co Ltd	TONAR - 0.35%	Monthly	GSCO	8/18/26	1,927,733	JPY	139
Fuji Oil Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	12,772,288	JPY	(20,538)
Fujifilm Holdings Corporation	TONAR - 0.35%	Monthly	GSCO	8/05/26	4,445,008	JPY	(1,993)
Fujimi Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	20,881,160	JPY	(36,344)
Fujio Food Group Inc	TONAR - 2.16%	Monthly	GSCO	8/24/26	10,309,425	JPY	(1,017)
Fukuyama Transporting Co	TONAR - 0.35%	Monthly	GSCO	8/24/26	6,763,118	JPY	(7,416)
Fulgent Sun International	1-Day FEDEF - 4.625%	Monthly	MSCO	10/06/26	115,555		(4,728)
Funding Circle Holdings PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/11/30	127,345	GBP	(32,935)
Furuya Metal Co Ltd	TONAR - 0.35%	Monthly	GSCO	11/20/26	6,232,086	JPY	(1,523)
Gamsung Corp	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	46,725		709
Gamuda Bhd	1-Day FEDEF - 8.75%	Monthly	MSCO	6/25/26	91,555		(16,615)
GCL Technology Holdings	1-Day HONIA - 1.75%	Monthly	GSCO	9/11/26	580,238	HKD	7,185
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	255,056	CHF	(57,910)
Gecina SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	181,430	EUR	13,617
Gen Dev Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	7/03/26	74,387	AUD	(10,179)
Generali Group	Euro STR - 0.30%	Monthly	JPHQ	10/13/29	56,338	EUR	(2,297)
Genscript Biotech Corporation	1-Day HONIA - 1.50%	Monthly	GSCO	6/25/26	550,671	HKD	1,787
Genting Sing	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	141,928	SGD	(3,777)
Gentrack Fpo Nzx	1-Day RBACR - 8.375%	Monthly	MSCO	6/24/26	57,740	AUD	(2,746)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	76,042	GBP	9,703
Georg Fischer Ltd.	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/30	71,095	CHF	2,642
Gerresheimer AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	87,181	EUR	40,576
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	309,953	EUR	828
GFT Technologies SE	Euro STR - 0.30%	Monthly	JPHQ	4/24/26	26,172	EUR	(1,221)
Gift Holdings Inc	TONAR - 1.00%	Monthly	GSCO	8/20/26	11,905,423	JPY	(2,370)
Giken Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	9,673,039	JPY	(17,172)
Global Brands Manufacturer	1-Day FEDEF - 4.00%	Monthly	MSCO	11/20/26	34,680		(7,228)
Global Dominion	1-Day EONIA - 0.275%	Monthly	MSCO	7/30/30	109,840	EUR	(23,592)
Goldcrest Co Ltd	TONAR - 0.35%	Monthly	GSCO	8/24/26	4,715,089	JPY	(630)
Goldsun Building Material	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	70,512		9,493
Good Group Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	7/17/26	94,699	AUD	8,225
Goto Gojek Tokopedia	1-Day FEDEF - 4.00%	Monthly	MSCO	6/23/26	107,490		(9,198)
Grand Pacific Petrochemic	1-Day FEDEF - 3.75%	Monthly	MSCO	6/24/26	11,949		(964)
Granges AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	976,270	SEK	(7,457)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	242,395	GBP	(67,941)
Great Tree Pharmacy Co Lt	1-Day FEDEF - 4.375%	Monthly	MSCO	6/24/26	66,946		16,406
Greatland Gold Plc	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/30	85,925	GBP	(181,284)
Greentown Mgmt Hldgs Co L	1-Day HONIA - 1.75%	Monthly	GSCO	6/25/26	563,926	HKD	2,655
Greggs Ord	1-Day SONIA - 0.275%	Monthly	MSCO	6/08/26	124,624	GBP	22,699
Grieg Seafood	1-Week NIBOR - 0.45%	Monthly	SEBA	4/16/26	1,005,144	NOK	(24,099)
Groupe SEB	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/30	40,770	EUR	11,261
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	201,447	EUR	(36,508)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/26	289,942	EUR	(53,412)

franklintempleton.com	Semiannual Report	81

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	122,308	EUR	$(10,993)
Guangdong Electric	1-Day FEDEF - 5.83%	Monthly	MSCO	10/22/26	31,099		1,137
Gudeng Precision Industries	1-Day FEDEF - 12.75%	Monthly	MSCO	11/20/26	32,175		(607)
Gulf Development Public	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	145,945		406
Gunosy Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	12,612,855	JPY	7,821
Guolian Minsheng	1-Day FEDEF - 4.90%	Monthly	MSCO	9/29/26	98,710		7,831
Guz Gomez Fpo	1-Day RBACR - 3.375%	Monthly	MSCO	6/24/26	174,243	AUD	19,952
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/30	67,923	EUR	10,002
Haichang Ocean Park Holdings	1-Day HONIA - 13.50%	Monthly	GSCO	10/23/26	248,688	HKD	793
Hainan Airport Infrastructure	1-Day FEDEF - 6.70%	Monthly	MSCO	9/29/26	11,032		(2,252)
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/26	201,253	GBP	(12,058)
Hamamatsu Photonics	TONAR - 0.35%	Monthly	GSCO	6/24/26	14,499,176	JPY	1,984
Hana Technology	1-Day FEDEF - 15.50%	Monthly	MSCO	6/24/26	39,193		(7,694)
Hanall Biopharma	1-Day FEDEF - 1.125%	Monthly	MSCO	6/24/26	117,863		(76,771)
Hangzhou Heshun	1-Day FEDEF - 9.35%	Monthly	MSCO	8/26/26	13,313		(4,634)
Hankyu Hanshin Holdings	TONAR - 0.35%	Monthly	GSCO	6/24/26	13,305,204	JPY	(1,224)
Hankyu Hanshin Reit Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	14,165,157	JPY	(11,417)
Hanmi Semiconductor Co Ltd	1-Day FEDEF - 8.125%	Monthly	MSCO	9/11/26	35,738		(3,334)
Hanmipharm	1-Day FEDEF - 1.25%	Monthly	MSCO	6/24/26	60,022		(22,499)
Hannover Re	Euro STR - 0.30%	Monthly	JPHQ	11/27/28	48,629	EUR	(435)
Hannstar Display Corp	1-Day FEDEF - 4.75%	Monthly	MSCO	6/24/26	3,190		183
Hanon Systems	1-Day FEDEF - 4.875%	Monthly	MSCO	6/24/26	127,027		(10,670)
[e]Hanon Systems	1-Day FEDEF - 10.25%	Monthly	MSCO	6/24/26	—		(4,268)
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/30	446,327	SEK	(19,958)
Hansae	1-Day FEDEF - 7.875%	Monthly	MSCO	9/17/26	36,937		(6,143)
Hanssem	1-Day FEDEF - 3.375%	Monthly	MSCO	6/24/26	90,733		7,740
Hanwha Ocean	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	92,634		(8,962)
Hanwha REIT	1-Day FEDEF - 7.00%	Monthly	MSCO	10/13/26	23,396		(17)
Hanwha Solutions	1-Day FEDEF - 4.00%	Monthly	MSCO	6/24/26	148,053		25,978
Hapag-Lloyd AG	Euro STR - 0.50%	Monthly	JPHQ	10/07/30	80,707	EUR	5,442
Harmonic Drive Systems	TONAR - 0.35%	Monthly	GSCO	6/24/26	17,740,588	JPY	(17,441)
Hartalega Holdings Bhd	1-Day FEDEF - 16.25%	Monthly	MSCO	9/28/26	34,200		5,486
Harvia PLC	Euro STR - 9.50%	Monthly	SEBA	7/17/30	147,373	EUR	7,280
Hays PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/30	138,338	GBP	13,019
HBX Group International	1-Day EONIA - 0.275%	Monthly	MSCO	5/25/26	86,036	EUR	26,629
Health & Happiness	1-Day HONIA - 0.40%	Monthly	GSCO	10/28/26	93,780	HKD	(1,749)
Healthcare Selectsectortr Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	2,010,907		(127,872)
Heartland Group Hldgs Ltd	1-Day NZOCR - 2.025%	Monthly	MSCO	6/24/26	67,764	NZD	(13,797)
Heineken	Euro STR - 0.35%	Monthly	JPHQ	11/27/30	112,184	EUR	(4,207)
Heiwa Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	12,672,357	JPY	(478)
Hengyi Petrochecmical	1-Day FEDEF - 5.05%	Monthly	MSCO	9/29/26	41,078		(4,124)
Henkel AG & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	203,604	EUR	(3,943)
Hensoldt AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	106,857	EUR	(13,934)
Hermes International	1-Day SONIA - 0.40%	Monthly	MSCS	9/07/30	77,153	EUR	4,284
Hertz Global Hldgs Inc CFD	1-Day FEDEF - 0.75%	Monthly	MSCO	9/27/31	158,285		11,486
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/26	1,336,362	SEK	(4,943)

82	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/26	552,105	NOK	$33,760
Hibiya Engineering	TONAR - 0.35%	Monthly	GSCO	6/24/26	9,553,456	JPY	(16,374)
Highwealth Construction	1-Day FEDEF - 1.00%	Monthly	MSCO	8/19/26	60,928		4,840
Hiwin Technologies Corp	1-Day FEDEF - 4.375%	Monthly	MSCO	6/24/26	204,152		25,878
HKT Trust And HKT Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	450,910	HKD	(1,690)
HMM	1-Day FEDEF - 1.375%	Monthly	MSCO	6/24/26	41,029		(154)
HMS Networks AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/13/30	2,039,883	SEK	(4,485)
Hogy Medical Co	TONAR - 0.35%	Monthly	GSCO	8/24/26	4,740,415	JPY	(3,590)
Hollywood Bowl Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/31	162,815	GBP	(13,164)
Holmen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/26	1,561,079	SEK	13,504
Holtek Semiconductor Inc	1-Day FEDEF - 5.625%	Monthly	MSCO	6/30/26	41,056		4,991
Home Product Center Plc	1-Day FEDEF - 34.00%	Monthly	MSCO	6/26/26	127,646		1,248
Horizon Robotics	1-Day HONIA - 1.75%	Monthly	GSCO	9/11/26	273,682	HKD	4,183
Hota Industrial Mfg Co	1-Day FEDEF - 13.875%	Monthly	MSCO	6/24/26	147,519		13,617
Hotai Finance Co Ltd	1-Day FEDEF - 2.25%	Monthly	MSCO	6/24/26	127,334		17,973
Hotai Motor Co	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	82,891		(1,231)
Hotel Shilla	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	179,730		33,544
Howa Machinery Ltd	TONAR - 0.75%	Monthly	GSCO	6/24/26	2,551,915	JPY	(1,942)
HS Hyosung Advanced Materials	1-Day FEDEF - 2.625%	Monthly	MSCO	9/17/26	86,392		(1,668)
Hsin Kuang Steel Co	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	56,661		5,473
HTC Corporation	1-Day FEDEF - 7.125%	Monthly	MSCO	6/24/26	135,457		(23,976)
Hua Hong Semiconductor	1-Day HONIA - 3.00%	Monthly	GSCO	6/25/26	766,030	HKD	(112,147)
Hua Nan Financial Holding	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	91,927		(2,508)
Huaku Development Co Ltd	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	83,182		667
Huaneng Lancang River	1-Day FEDEF - 3.05%	Monthly	MSCO	9/11/26	36,277		609
Hubei Yihua Chemical	1-Day FEDEF - 9.42%	Monthly	MSCO	9/18/26	46,018		(6,159)
Hutchmed	1-Day SONIA - 1.125%	Monthly	MSCO	9/03/30	30,032	GBP	6,316
Hutchmed Ltd	1-Day SONIA - 28.75%	Monthly	GSCO	6/25/26	1,062,103	HKD	12,264
Hygeia Healthcare Hldgs	1-Day HONIA - 7.75%	Monthly	GSCO	6/25/26	484,503	HKD	7,139
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/30	93,272	EUR	25,541
Hyundai MTR	1-Day FEDEF - 0.45%	Monthly	MSCO	6/23/26	142,936		(18,344)
Ibiden Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	4,397,915	JPY	(25,094)
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/30	211,832	GBP	5,124
Ichibanya Co Ltd	TONAR - 0.75%	Monthly	GSCO	6/24/26	18,973,956	JPY	(1,554)
Ichigo Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	25,180,812	JPY	(1,502)
Idom Inc	TONAR - 0.35%	Monthly	GSCO	8/24/26	4,859,246	JPY	(7,228)
Idox PLC	1-Day SONIA - 6.125%	Monthly	MSCO	3/24/26	13,145	GBP	(2,503)
Ifamilysc	1-Day FEDEF - 3.625%	Monthly	MSCO	6/29/26	70,462		14,608
IG Port Inc	TONAR - 2.75%	Monthly	GSCO	10/21/26	49,885	JPY	2
Iino Kaiun Kaisha	TONAR - 0.35%	Monthly	GSCO	10/15/26	8,450,895	JPY	(11,726)
IJM Corporation Bhd	1-Day FEDEF - 5.625%	Monthly	MSCO	6/25/26	49,607		6,207
Iljin Hysolus	1-Day FEDEF - 18.25%	Monthly	MSCO	6/24/26	21,541		3,610
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	99,268	EUR	32,091
Imerys	1-Day EONIA - 0.275%	Monthly	MSCO	9/22/26	148,491	EUR	(11,920)
Impedimed Fpo	1-Day RBACR - 6.50%	Monthly	MSCO	7/15/26	5,794	AUD	80
Imperial Hotel Limited	TONAR - 3.30%	Monthly	GSCO	6/24/26	9,952,673	JPY	(9,807)

franklintempleton.com	Semiannual Report	83

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Inari Amertron Berhad	1-Day FEDEF - 6.00%	Monthly	MSCO	7/08/26	70,820		$(5,564)
Industria De Diseno Textil	1-Day EONIA - 0.275%	Monthly	MSCO	1/16/31	260,585	EUR	(7,306)
Indutrade AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/26	1,270,156	SEK	1,407
INFICON	1-Day SARON - 0.35%	Monthly	JPHQ	5/25/26	55,803	CHF	(1,907)
Infineon Technologies AG	Euro STR - 0.30%	Monthly	JPHQ	11/26/26	57,488	EUR	(4,873)
Informa Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	7/02/26	107,338	GBP	(19,635)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	241,322	EUR	38,820
Infratil Limited Ord Npv	1-Day NZOCR - 0.40%	Monthly	MSCO	6/19/26	328,332	NZD	(23,515)
INGBSK	1-Day FEDEF - 3.00%	Monthly	MSCO	8/11/26	53,568		(3,329)
Innospace	1-Day FEDEF -15.50%	Monthly	MSCO	6/24/26	8,215		610
Instalco AB	1-Week STIBOR - 0.45%	Monthly	SEBA	6/27/26	628,082	SEK	6,451
Integ Diag Fpo	1-Day RBACR - 0.563%	Monthly	MSCO	6/24/26	203,952	AUD	(11,800)
Intellian Tech	1-Day FEDEF - 6.368%	Monthly	MSCO	6/24/26	115,721		25,872
Inter Cars	1-Day FEDEF - 2.125%	Monthly	MSCO	3/19/26	51,367		(4,823)
InterContinental Hotels Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/28	102,478	GBP	(16,667)
Intermediate Capital Group	1-Day SONIA - 0.275%	Monthly	MSCO	2/09/31	129,704	GBP	(10)
International Paper	1-Day SONIA - 0.744%	Monthly	MSCO	2/12/26	69,446	GBP	14,233
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/30	2,470,741	SEK	(46,146)
Interparfums	1-Day EONIA - 0.275%	Monthly	MSCO	7/09/31	27,985	EUR	10,775
Interpump Group	Euro STR - 0.30%	Monthly	JPHQ	5/20/26	93,528	EUR	(58,838)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/30	70,455	CHF	(29,425)
Intops Co	1-Day FEDEF - 2.75%	Monthly	MSCO	10/13/26	20,691		2,638
Investis Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/30	11,436	CHF	(1,856)
Investor AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/14/26	2,363,373	SEK	(31,079)
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	1,528,144	SEK	44,484
Inwido AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/27/26	640,451	SEK	12,217
IOI Corporation Bhd	1-Day FEDEF - 3.125%	Monthly	MSCO	6/25/26	183,224		(19,778)
IOI Properties Group Berhad	1-Day FEDEF - 9.25%	Monthly	MSCO	10/30/26	38,691		(10,165)
Iperionx Fpo	1-Day RBACR - 1.012%	Monthly	MSCO	6/24/26	50,665	AUD	(1,802)
IPS Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	10,647,293	JPY	(32,987)
IRPC Public Co Ltd	1-Day FEDEF - 22.25%	Monthly	MSCO	9/11/26	10,018		2,490
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/30	93,905	EUR	(29,196)
Itmedia Inc	TONAR - 1.00%	Monthly	GSCO	6/24/26	14,685,458	JPY	4,662
J D Wetherspoon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/30	63,494	GBP	4,113
J Front Retailing Co Ltd	TONAR - 0.35%	Monthly	GSCO	7/15/26	8,549,385	JPY	(5,861)
J&T Global Express Limited	1-Day HONIA - 0.90%	Monthly	GSCO	9/04/26	644,305	HKD	1,387
JA Solar Technology	1-Day FEDEF - 10.21%	Monthly	MSCO	9/04/26	57,213		5,913
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	28,414	GBP	4,212
Japan Eyewear Holdings Co	TONAR - 10.00%	Monthly	GSCO	6/24/26	15,098,458	JPY	18,333
Japan Hospices Hldgs Inc	TONAR - 2.75%	Monthly	GSCO	6/24/26	3,896,001	JPY	(4,336)
Japan Steel Works	TONAR - 0.35%	Monthly	GSCO	6/24/26	7,252,722	JPY	(7,035)
Jastrzebska Spolka Weglowa SA	1-Day FEDEF - 1.50%	Monthly	MSCS	7/17/28	68,272		3,519
Jazz Pharmaceuticals PLC	SOFR	Monthly	NOMU	9/03/31	457,785		(85,398)
JCR Pharmaceutical Co	TONAR - 0.35%	Monthly	GSCO	8/24/26	9,653,068	JPY	(16,429)
Jean Co Ltd	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	25,022		1,529
Jetema	1-Day FEDEF -15.00%	Monthly	MSCO	6/24/26	13,567		2,024

84	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Jiangsu Expressway Co	1-Day FEDEF - 9.35%	Monthly	MSCO	6/24/26	25,238		$3,961
Jiangsu Expressway Co	1-Day FEDEF - 9.35%	Monthly	GSCO	7/31/26	288,177	HKD	(1,489)
Jiangsu Yuxing	1-Day FEDEF - 13.373%	Monthly	MSCO	6/24/26	35,001		(3,095)
Jinushi Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	3,866,841	JPY	(8,007)
Jinxin Fertility Group Ltd	1-Day HONIA - 8.75%	Monthly	GSCO	7/23/26	292,155	HKD	8,482
Jollibee Foods Corporation	1-Day FEDEF - 2.50%	Monthly	MSCO	9/07/26	20,975		4,381
JS Global Lifestyle Company	1-Day HONIA - 2.00%	Monthly	GSCO	9/11/26	551,613	HKD	315
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/26	214,686	GBP	117,083
Jungfraubahn Hld N	1-Day SARON - 0.35%	Monthly	JPHQ	6/11/26	67,215	CHF	(23,147)
Juventus FC	Euro STR - 17.30%	Monthly	JPHQ	9/02/30	32,258	EUR	5,255
Kakao Games	1-Day FEDEF - 4.00%	Monthly	MSCO	6/23/26	134,967		38,313
Kameda Seika Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	15,390,868	JPY	(4,038)
Kansai Electric Power Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	7,641,306	JPY	(24,564)
Kantsu Co Ltd	TONAR - 5.50%	Monthly	GSCO	6/24/26	933,897	JPY	(1,315)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	760,827	SEK	(9,373)
Kawasaki Kisen Kaisha	TONAR - 0.35%	Monthly	GSCO	11/19/26	7,458,962	JPY	(150)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	78,608	EUR	(40,503)
KE Holdings Inc	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	1,262,934	HKD	9,144
Keihanshin Building Co Ltd	TONAR - 0.35%	Monthly	GSCO	8/24/26	6,658,403	JPY	(9,084)
Keio Corporation	TONAR - 0.35%	Monthly	GSCO	8/13/26	5,256,086	JPY	(2,865)
Keisei Electric Railway	TONAR - 0.35%	Monthly	GSCO	6/24/26	9,394,606	JPY	2,959
Kenda Rubber Industry	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	34,032		3,943
Kepco E&C	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	57,373		13,963
Keppel	1-Day SORA - 0.40%	Monthly	MSCO	6/23/26	203,307	SGD	(60,381)
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/30	44,792	EUR	(22,400)
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	127,169	EUR	(611)
K-Fast Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	271,025	SEK	(504)
Kid ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/25/26	713,136	NOK	4,648
Kikkoman Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	18,081,734	JPY	(12,183)
Kinnevik AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/03/26	1,854,181	SEK	(28,288)
Kitwave Group Plc	1-Day SONIA - 1.875%	Monthly	MSCO	9/09/26	42,613	GBP	3,596
KMW	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	60,266		(3,604)
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	132,883	EUR	(13,825)
Kobayashi Pharmaceuticals	TONAR - 0.35%	Monthly	GSCO	6/24/26	24,991,004	JPY	6,272
Kobe Bussan Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	10,832,619	JPY	10,593
Koc Holding	1-Day FEDEF - 1.25%	Monthly	MSCO	11/10/26	58,626		466
Komehyo Holdings Co Ltd	TONAR - 1.00%	Monthly	GSCO	11/17/26	5,221,129	JPY	(539)
Koninklijke Philips NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/29	43,878	EUR	(493)
Kontron AG	Euro STR - 2.10%	Monthly	JPHQ	4/23/26	71,842	EUR	(2,965)
Korea Aerospace	1-Day FEDEF - 0.45%	Monthly	MSCO	6/19/26	113,171		(12,130)
Kosaido Holdings Co Ltd	TONAR - 1.00%	Monthly	GSCO	7/06/26	16,616,643	JPY	(1,556)
Kossan Rubber Industries	1-Day FEDEF - 5.75%	Monthly	MSCO	10/27/26	41,838		3,514
Krafton Inc	1-Day FEDEF - 0.45%	Monthly	MSCO	9/03/26	18,771		4,788
Kruk	1-Day FEDEF - 0.50%	Monthly	MSCO	7/17/26	140,398		(23,595)
KT&G	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	71,183		(5,207)
Kuala Lumpur Kepong Bhd	1-Day FEDEF - 7.875%	Monthly	MSCO	6/25/26	125,436		(3,751)

franklintempleton.com	Semiannual Report	85

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Kudan Inc	TONAR - 13.33%	Monthly	GSCO	8/24/26	2,231,700	JPY	$(707)
Kuehne+Nagel	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/26	53,249	CHF	(695)
Kumai Chemical Industry	TONAR - 0.35%	Monthly	GSCO	9/10/26	7,335,444	JPY	6,912
Kunshan Dongwei Technology	1-Day FEDEF - 5.62%	Monthly	MSCO	9/29/26	115,540		7,942
Kureha Corporation	TONAR - 0.35%	Monthly	GSCO	6/24/26	3,822,435	JPY	(9,365)
Kweichow Moutai	1-Day FEDEF - 1.75%	Monthly	MSCO	7/10/26	57,873		(2,323)
Kyowa Kirin Co Ltd	TONAR - 0.35%	Monthly	GSCO	8/18/26	6,136,095	JPY	(1,133)
L1 Group Fpo	1-Day RBACR - 3.625%	Monthly	MSCO	11/24/26	60,437	AUD	(302)
Laboratorios Farmaceutico	1-Day EONIA - 0.275%	Monthly	MSCO	12/08/30	218,410	EUR	(21,325)
Lagenda Properties Berhad	1-Day FEDEF - 6.625%	Monthly	MSCO	7/08/26	2,398		(203)
Lake	1-Day FEDEF - 8.50%	Monthly	MSCO	6/24/26	110,526		(1,201)
Land & Houses	1-Day FEDEF - 14.50%	Monthly	MSCO	7/07/26	65,798		3,504
Land Mark Optoelectronics	1-Day FEDEF - 5.25%	Monthly	MSCO	6/25/26	62,089		(22,057)
Land Securities Group Plc	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	98,751	GBP	(8,482)
Landis+Gyr Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/31	168,308	CHF	26,823
Latour Investment AB Services	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/30	3,025,175	SEK	51,750
Lbs Bina Group Bhd	1-Day FEDEF - 5.25%	Monthly	MSCO	8/21/26	3,041		350
LCB	1-Day FEDEF - 5.125%	Monthly	MSCO	6/24/26	50,597		(25,500)
Lectra SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/29	52,760	EUR	(3,318)
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/30	263,427	GBP	(22,880)
LEM	Euro STR - 0.35%	Monthly	JPHQ	7/17/26	143,377	CHF	79,682
Lendlease Reit	1-Day SORA - 1.75%	Monthly	MSCO	6/24/26	111,135	SGD	(24,953)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/26	73,277	EUR	2,617
Leroy Seafood Group	1-Week NIBOR - 0.275%	Monthly	SEBA	9/03/26	198,442	NOK	1
LG Chem	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	122,309		(57,600)
LGMS Berhad	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	23,085		7,348
LI Auto Inc	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	275,428	HKD	8,601
Lianchuang Electro	1-Day FEDEF - 11.95%	Monthly	MSCO	6/24/26	2,486		88
Liberta Co Ltd	TONAR - 17.00%	Monthly	GSCO	6/24/26	3,680,816	JPY	(659)
Liecht Landbk	1-Day SARON - 2.20%	Monthly	JPHQ	11/09/26	47,994	CHF	1,246
Lifco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/30	823,451	SEK	(4,934)
Life Healthcare Group Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	1/29/30	3,325,675	ZAR	16,791
Lifenet Insurance Company	TONAR - 2.00%	Monthly	GSCO	6/24/26	21,258,462	JPY	21,665
Lifestyle Fpo	1-Day RBACR - 4.625%	Monthly	MSCO	6/24/26	117,492	AUD	10,172
Lifetech Scientific Corp	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	397,563	HKD	(1,679)
Lindab International AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/26	1,926,794	SEK	(5,746)
Linde PLC	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	202,248	EUR	21,303
Lindex Group	Euro STR - 0.275%	Monthly	SEBA	7/09/26	35,667	EUR	1,931
Litalico Inc	TONAR - 0.35%	Monthly	GSCO	11/17/26	6,711,144	JPY	(1,459)
LK Technology Holdings	1-Day HONIA - 14.50%	Monthly	GSCO	7/13/26	294,988	HKD	(291)
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	91,260	GBP	19,775
Longfor Group Hldgs Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	765,768	HKD	190
Longi Green Energy	1-Day FEDEF - 4.825%	Monthly	MSCO	8/06/26	125,610		(20,839)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	82,262	EUR	(1,687)
Lotte Energy Materials Co	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	116,079		(62,989)
Lotto Chemical Corporation	1-Day FEDEF - 1.625%	Monthly	MSCO	9/16/26	42,950		(366)

86	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	181,327	EUR	$3,937
Lotus Resources Fpo	1-Day RBACR - 2.00%	Monthly	MSCO	7/03/26	32,191	AUD	1,909
Lovisa Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	84,448	AUD	760
LS Corp	1-Day FEDEF - 0.625%	Monthly	MSCO	10/14/26	49,563		3,639
LS Materials Co Ltd	1-Day FEDEF - 6.113%	Monthly	MSCO	8/21/26	66,665		(5,682)
Lunit	1-Day FEDEF - 12.75%	Monthly	MSCO	6/24/26	89,389		23,591
Luxshare Precision	1-Day FEDEF - 1.75%	Monthly	MSCO	10/14/26	14,380		(300)
Luye Pharma Group Limited	1-Day HONIA - 10.75%	Monthly	GSCO	7/08/26	471,762	HKD	5,867
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/26	86,878	EUR	(11,959)
Lynas Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	44,875	AUD	(17,474)
M&A Research Institute	TONAR - 1.00%	Monthly	GSCO	6/24/26	6,247,889	JPY	2,164
M3 Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	4,842,273	JPY	(8,599)
M3 Technology Inc	1-Day FEDEF - 14.625%	Monthly	MSCO	6/24/26	17,652		4,190
Maas Group Fpo	1-Day RBACR - 3.25%	Monthly	MSCO	6/24/26	112,901	AUD	(6,838)
Macq Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	188,820	AUD	9,407
Macronix International	1-Day FEDEF - 1.35%	Monthly	MSCO	6/24/26	161,777		(77,913)
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/30	325,471	NOK	1,936
Mainfreight Ltd Ord	1-Day NZOCR - 0.40%	Monthly	MSCO	6/24/26	297,775	NZD	(12,362)
Malayan Banking Bhd	1-Day FEDEF - 3.00%	Monthly	MSCO	6/22/26	132,829		(4,543)
Malaysia Smelting Corporation	1-Day FEDEF - 9.50%	Monthly	MSCO	9/09/26	11,362		(1,825)
Malaysian Resources Corporation	1-Day FEDEF - 11.875%	Monthly	MSCO	9/09/26	109,190		19,478
Mandatum OYJ	Euro STR - 0.275%	Monthly	SEBA	7/17/30	333,723	EUR	(50,365)
Mani Inc	TONAR - 0.35%	Monthly	GSCO	8/24/26	4,564,366	JPY	(4,544)
Maoyan Entertainment	1-Day HONIA - 10.00%	Monthly	GSCO	7/17/26	1,049,416	HKD	4,402
Mapletree Log	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	160,960	SGD	(18,984)
Maq Tech Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	232,714	AUD	(9,506)
Marcopolo Marine	1-Day SORA - 7.875%	Monthly	MSCO	9/08/26	26,763	SGD	(12,557)
Marumae Co Ltd	TONAR - 2.00%	Monthly	GSCO	6/24/26	13,708,684	JPY	(21,263)
Matas A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/26	775,874	DKK	10,697
Matrix Concepts Holdings	1-Day FEDEF - 4.125%	Monthly	MSCO	6/25/26	109,471		(3,256)
Matsuya Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	13,034,021	JPY	(79,037)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/26	187,752		(166,592)
Mcdonald’s Holdings Company	TONAR - 0.35%	Monthly	GSCO	7/06/26	10,711,717	JPY	(4,827)
Mcmillan Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	163,852	AUD	(9,030)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/30	79,166	CHF	(40,406)
Medical G	1-Day FEDEF - 12.75%	Monthly	MSCO	11/03/26	955		(14)
Medlive Technology Co Ltd	1-Day HONIA - 6.50%	Monthly	GSCO	12/01/26	50,917	HKD	(43)
Medy Tox Inc	1-Day FEDEF - 1.50%	Monthly	MSCO	11/24/26	35,891		(954)
Mega Financial Holding Co	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	152,919		11,284
Megachips Corp	TONAR - 0.35%	Monthly	GSCO	8/24/26	6,066,708	JPY	(11,421)
Meiji Holdings Co Ltd	TONAR - 0.35%	Monthly	GSCO	9/28/26	6,873,473	JPY	(3,915)
Meituan	1-Day HONIA - 0.40%	Monthly	GSCO	7/30/26	285,905	HKD	5,206
Mekonomen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/18/30	658,413	SEK	6,817
Melrose Industries PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	198,485	GBP	(49,741)
Mercari Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	20,555,380	JPY	(982)

franklintempleton.com	Semiannual Report	87

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Meridian Energy Limited	1-Day NZOCR - 0.40%	Monthly	MSCO	6/23/26	243,208	NZD	$2,906
Meritz Financial	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	95,712		9,623
Merlin Properties Socimi SA	1-Day EONIA - 0.30%	Monthly	MSCO	3/12/26	212,170	EUR	(69,834)
Mesoblast Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	41,386	AUD	(7,682)
Metall Zug AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/26	40,509	CHF	9,564
Meteoric Fpo	1-Day RBACR - 19.125%	Monthly	MSCO	10/23/26	4,387	AUD	739
Metropole TV	1-Day EONIA - 0.275%	Monthly	MSCO	12/11/30	219,063	EUR	6,424
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/26	163,892	EUR	24,562
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/26	207,214	EUR	(70,525)
MFS Inc	TONAR - 5.65%	Monthly	GSCO	8/24/26	1,311,652	JPY	1,131
Michelin	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/29	30,365	EUR	(25)
Midac Holdings Co Ltd	TONAR - 0.35%	Monthly	GSCO	7/15/26	7,983,535	JPY	4,546
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/30	160,475		(132,593)
Mineral Resources Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	96,784	AUD	(65,974)
Ming Yuan Cloud Group Hld	1-Day HONIA - 1.25%	Monthly	GSCO	6/23/26	1,380,021	HKD	(19,296)
Mingxin Automotive Leather	1-Day FEDEF - 13.65%	Monthly	MSCO	6/24/26	2,527		(1,511)
Miniso Group Hldg Ltd	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	599,131	HKD	(4,903)
Misumi Group Inc	TONAR - 0.35%	Monthly	GSCO	7/31/26	8,077,265	JPY	(845)
Mitsubishi Pencil Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	23,028,555	JPY	(8,110)
Mitsuboshi Belting	TONAR - 0.35%	Monthly	GSCO	6/24/26	7,495,894	JPY	(5,761)
Mitsui & Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	10,998,332	JPY	(32,037)
Mitsui Fudosan Logistics	TONAR - 0.35%	Monthly	GSCO	6/24/26	18,600,565	JPY	(18,242)
Mitsui OSK Lines Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	15,195,953	JPY	6,472
Mitsui Soko Holdings Co	TONAR - 0.35%	Monthly	GSCO	11/12/26	10,425,586	JPY	(3,831)
Mobimo Holdings AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/29	72,670	CHF	(9,654)
Mo-Bruk SA	1-Day FEDEF - 2.375%	Monthly	MSCO	5/28/26	23,852		(2,472)
Momentum Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/30	342,207	SEK	(1,216)
Monash IVF Fpo	1-Day RBACR - 2.75%	Monthly	MSCO	9/28/26	43,926	AUD	(6,426)
Moncler	Euro STR - 0.30%	Monthly	JPHQ	2/06/31	61,172	EUR	(10,713)
Mondadori Edit	Euro STR - 0.30%	Monthly	JPHQ	9/03/26	62,374	EUR	1,147
Monex Group Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	14,399,120	JPY	(3,515)
Money Forward Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	23,340,709	JPY	23,846
Montea Nv	Euro STR - 0.30%	Monthly	JPHQ	8/11/26	94,320	EUR	(5,567)
Mortgage Advice Bureau	1-Day SONIA - 0.275%	Monthly	MSCO	8/14/30	73,961	GBP	(7,365)
Mosa Industrial Corporation	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	15,732		38
Mpc Container Ships Asa	1-Week NIBOR - 0.275%	Monthly	SEBA	8/13/26	2,117,897	NOK	5,822
MTR Corporation Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,342,252	HKD	(19,950)
Munters Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/30	1,599,016	SEK	(36,654)
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/26	21,100	EUR	2,284
Mycronic Ab	1-Week STIBOR - 0.275%	Monthly	SEBA	7/02/26	1,002,755	SEK	(5,544)
MYP	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	21,580		6,447
Nagaileben Co	TONAR - 0.35%	Monthly	GSCO	7/30/26	7,124,844	JPY	6,475
Nan Kang Rubber Tire	1-Day FEDEF - 9.50%	Monthly	MSCO	7/20/26	51,212		8,969
Nan Ya Printed Circuit	1-Day FEDEF - 7.875%	Monthly	MSCO	6/24/26	45,583		(46,587)
Nanya Technology Corporation	1-Day FEDEF - 7.375%	Monthly	MSCO	6/24/26	49,807		(75,941)
Nat Bank Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	228,908	AUD	(2,822)

88	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/26	1,342,042	SEK	$5,320
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/15/30	131,839	GBP	(3,757)
Ncsoft Corp	1-Day FEDEF - 2.75%	Monthly	MSCO	11/18/26	23,915		1,508
NEC Capital Solutions Limited	TONAR - 0.55%	Monthly	GSCO	8/24/26	6,221,030	JPY	(1,685)
Nedbank Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/29	1,679,529	ZAR	(10,586)
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/26	171,600	EUR	(130,598)
Net Insight AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/22/26	266,068	SEK	4,237
Net Protections Hldgs Inc	TONAR - 0.35%	Monthly	GSCO	11/12/26	1,910,499	JPY	2,968
Netlink Nbn	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	302,696	SGD	(24,563)
Neuren Fpo Nz	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	81,177	AUD	(26,097)
New Oriental ED & Technology	1-Day HONIA - 0.40%	Monthly	GSCO	10/07/26	394,904	HKD	508
NewRiver REIT PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/11/30	20,650	GBP	(462)
Newron Pharma	1-Day SARON - 9.40%	Monthly	JPHQ	10/07/30	43,862	CHF	(83,238)
Nexon Games	1-Day FEDEF - 18.00%	Monthly	MSCO	6/24/26	119,385		19,535
Nextdc Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/22/26	230,197	AUD	8,165
Nextin Inc	1-Day FEDEF - 12.75%	Monthly	MSCO	10/29/26	38,184		(290)
NHK Spring Co Ltd	TONAR - 0.35%	Monthly	GSCO	8/14/26	4,008,069	JPY	(10,731)
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/30	2,269,674	SEK	38,043
Nichiha Corp	TONAR - 0.35%	Monthly	GSCO	11/16/26	7,012,946	JPY	(1,966)
Nichireki Group Co Ltd	TONAR - 0.35%	Monthly	GSCO	8/24/26	3,582,776	JPY	1,990
Nihon M&A Center Holdings	TONAR - 0.35%	Monthly	GSCO	7/06/26	1,946,154	JPY	(1,308)
Nikon Corp	TONAR - 0.35%	Monthly	GSCO	11/12/26	12,816,938	JPY	(1,213)
Nine Ent Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	226,876	AUD	38,409
Ningbo Jifeng Auto	1-Day FEDEF - 5.57%	Monthly	MSCO	9/03/26	64,810		(7,973)
Nio Inc	1-Day HONIA - 1.00%	Monthly	GSCO	6/25/26	354,270	HKD	(22,637)
Nippon Avionics Co	TONAR - 4.25%	Monthly	GSCO	6/24/26	9,428,459	JPY	(7,403)
Nippon Carbon Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	13,326,779	JPY	(6,975)
Nippon Concrete Industries	TONAR - 0.35%	Monthly	GSCO	7/13/26	3,035,768	JPY	(2,114)
Nippon Sanso Holdings Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	7,014,023	JPY	2,286
Nippon Tel & Tel Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	12,571,182	JPY	(2,905)
Nishimatsu Construction	TONAR - 0.35%	Monthly	GSCO	6/24/26	8,361,684	JPY	(9,237)
Nishi-Nippon Railroad Co	TONAR - 0.35%	Monthly	GSCO	8/18/26	8,360,398	JPY	(13,343)
Nissin Foods Holdings Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	13,538,187	JPY	1,365
Nitori Holdings Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	22,432,659	JPY	(4,694)
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/30	766,999	SEK	(4,917)
Noevir Hldgs Co Ltd	TONAR - 0.35%	Monthly	GSCO	7/17/26	5,032,699	JPY	(2,335)
Nomura Micro Science Co	TONAR - 4.50%	Monthly	GSCO	6/24/26	14,821,749	JPY	(21,783)
Nongfu Spring Co Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,130,098	HKD	(31,667)
Northam Platinum Ltd.	1-Day FEDEF	Monthly	MSCO	2/11/31	2,755,710	ZAR	(203,195)
North-Star International	1-Day FEDEF - 10.50%	Monthly	MSCO	6/24/26	80,916		30,691
Note Inc	TONAR - 18.00%	Monthly	GSCO	6/24/26	3,234,858	JPY	(2,731)
Novatek Microelectronics	1-Day FEDEF - 2.875%	Monthly	MSCO	11/20/26	66,306		121
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	1,130,623	DKK	(87)
NTG Nordic Transport Group	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/26	527,589	DKK	12,098
Nuvoton Technology Corporation	1-Day FEDEF - 8.125%	Monthly	MSCO	10/01/26	39,548		6,271
Nxera Pharma Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	11,658,790	JPY	1,388

franklintempleton.com	Semiannual Report	89

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	121,007	GBP	$46,609
Oceana Group Ltd	1-Day SABOR - 0.50%	Monthly	MSCO	8/20/26	547,344	ZAR	(861)
OCI Holdings Company Ltd	1-Day FEDEF - 2.375%	Monthly	MSCO	9/08/26	66,942		(2,960)
Ock Group Berhad	1-Day FEDEF - 11.25%	Monthly	MSCO	6/25/26	27,112		(310)
Ocumension Therapeutics	1-Day HONIA - 6.50%	Monthly	GSCO	6/24/26	1,162,744	HKD	34,252
Odakyu Electric Railway	TONAR - 0.35%	Monthly	GSCO	6/24/26	5,886,227	JPY	(2,766)
Oem International Ab Ser	1-Week STIBOR - 0.275%	Monthly	SEBA	8/31/26	553,135	SEK	(12,197)
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/30	62,650	EUR	(1,536)
Omnibridge Fpo Forus	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	78,923	AUD	(8,061)
OMV AG	Euro STR - 0.30%	Monthly	JPHQ	3/19/26	194,664	EUR	(3,663)
Oneness Biotech Co Ltd	1-Day FEDEF - 5.875%	Monthly	MSCO	6/24/26	49,246		1,329
Open Door Inc	TONAR - 13.75%	Monthly	GSCO	6/24/26	2,390,775	JPY	6,213
Oriental Land Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	16,467,485	JPY	7,030
Orsted A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/24/26	1,563,398	DKK	95,149
Osaka Soda Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	17,959,407	JPY	(28,226)
Osaka Titanium Technologies	TONAR - 7.00%	Monthly	GSCO	6/24/26	6,327,495	JPY	(15,958)
Outokumpu Oyj	Euro STR - 0.275%	Monthly	SEBA	7/20/26	145,743	EUR	(20,054)
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/30	25,406	GBP	(31,306)
Oxford Instruments PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/26	129,889	GBP	5,212
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/26	82,484	GBP	(1,035)
P/F Bakkafrost	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/30	523,838	NOK	(1,362)
Pacific Basin Shipping Lt	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	478,199	HKD	(13,236)
Pagegroup Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	99,487	GBP	3,068
Paladin Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	65,473	AUD	(1,847)
Pan African Resource Plc	1-Day SABOR - 0.50%	Monthly	MSCO	8/25/26	918,262	ZAR	(25,988)
Pandox Ab Ser B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/28	590,799	SEK	(3,884)
Panion & BF Biotech Inc	1-Day FEDEF - 4.75%	Monthly	MSCO	9/14/26	10,764		347
Paradox Interactive AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/31	1,135,856	SEK	(2,552)
Paratus Energy Services	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	549,529	NOK	(6,739)
Park Systems	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	48,167		8,240
Patrizia AG	Euro STR - 1.00%	Monthly	JPHQ	7/17/26	94,922	EUR	(20,651)
PCCW Limited	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,555,073	HKD	(27,591)
Pearlabyss	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	208,430		13,348
Pegasus	1-Day FEDEF - 5.25%	Monthly	MSCO	10/05/26	150,716		15,385
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	190,042	GBP	(169,961)
Pentamaster Corporation	1-Day FEDEF - 16.125%	Monthly	MSCO	11/19/26	16,157		(24)
People And Technology Inc	1-Day FEDEF - 4.50%	Monthly	MSCO	7/23/26	55,433		(3,937)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	227,332	EUR	76,215
Perpetual Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	180,485	AUD	(6,209)
Perseus Proteomics Inc	TONAR - 3.50%	Monthly	GSCO	6/24/26	1,003,900	JPY	1,351
Petkim	1-Day FEDEF - 12.75%	Monthly	MSCO	9/21/26	69,888		6,231
Pets at Home Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/04/30	57,906	GBP	(5,745)
Pexagroup Fpo	1-Day RBACR -0.40%	Monthly	MSCO	7/03/26	129,856	AUD	(6,008)
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/31	132,768	EUR	(61,520)
Pharming Group	Euro STR - 0.30%	Monthly	JPHQ	11/03/26	34,243	EUR	(6,967)
Philex Mining Corporation	1-Day FEDEF - 2.50%	Monthly	MSCO	9/28/26	22,324		437

90	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	219,207	GBP	$(96,414)
PI Advanced Materials Co	1-Day FEDEF - 2.625%	Monthly	MSCO	9/16/26	26,117		2,251
Piaggio	Euro STR - 0.30%	Monthly	JPHQ	7/14/26	195,900	EUR	(8,111)
Pilbara Minerals Fpo	1-Day RBACR -0.40%	Monthly	MSCO	6/24/26	95,072	AUD	(128,546)
Pillar Corporation	TONAR - 0.35%	Monthly	GSCO	6/24/26	7,321,046	JPY	(1,785)
Pinewood Technologies Group	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/30	78,788	GBP	(5,664)
Piolax Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	9,466,056	JPY	1,450
Planisware	1-Day EONIA - 0.275%	Monthly	MSCO	10/23/26	78,096	EUR	(2,511)
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/26	121,275	EUR	35,239
Poco Holdings Co Ltd	1-Day FEDEF - 3.78%	Monthly	MSCO	9/02/26	31,706		1,470
Pola Orbis Holdings Inc	TONAR - 0.35%	Monthly	GSCO	9/23/26	2,389,950	JPY	(175)
Poongsan	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	48,808		11,955
Posco Future M Co Inc	1-Day FEDEF - 7.00%	Monthly	MSCO	9/09/26	82,870		(31,590)
Power Assets Holdings Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	7/07/26	664,153	HKD	(2,922)
Powerchip Semiconductor	1-Day FEDEF - 3.125%	Monthly	MSCO	6/23/26	84,846		(91,874)
Ppb Group Bhd	1-Day FEDEF - 18.00%	Monthly	MSCO	6/25/26	15,443		(1,721)
PPHE Hotel Group Ltd	1-Day SONIA - 0.275%	Monthly	MSCO	8/02/30	65,013	GBP	(42,380)
Precious Shipping	1-Day FEDEF - 12.75%	Monthly	MSCO	8/14/26	40,236		1,396
Propel Fp Fpo	1-Day RBACR - 4.50%	Monthly	MSCO	6/24/26	152,291	AUD	(10,804)
Prored Partners Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	863,403	JPY	443
Prosperity Real Estate	1-Day HONIA - 0.40%	Monthly	GSCO	9/08/31	127,828	HKD	(618)
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/30	33,823	EUR	(5,117)
Protector Forsikring ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/30	844,130	NOK	(4,606)
PSP	1-Day SARON - 0.35%	Monthly	JPHQ	12/03/30	299,171	CHF	(17,770)
Ptt Public Company	1-Day FEDEF - 0.40%	Monthly	MSCO	7/17/26	80,567		2,146
Public Bank Bhd	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	67,630		(2,528)
Public Property Invest	1-Week NIBOR - 0.275%	Monthly	SEBA	10/05/26	321,337	NOK	331
Publicis Groupe SA	1-Day EONIA - 0.275%	Monthly	MSCO	11/23/26	47,206	EUR	(850)
Puma SE	Euro STR - 0.30%	Monthly	JPHQ	9/16/26	130,504	EUR	7,930
PureTech Health PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	74,128	GBP	14,592
Pwr Hlding Fpo	1-Day RBACR - 0.788%	Monthly	MSCO	6/24/26	191,923	AUD	(19,791)
Qinghai Saint Lake	1-Day FEDEF - 1.80%	Monthly	MSCO	7/08/26	50,905		(26,990)
Qisda Corporation	1-Day FEDEF - 16.00%	Monthly	MSCO	6/23/26	75,925		13,481
QL Resources Bhd	1-Day FEDEF - 12.75%	Monthly	MSCO	11/27/26	19,196		665
Qorialimit Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	85,602	AUD	(17,696)
Quang Viet Enterprise Co	1-Day FEDEF - 5.625%	Monthly	MSCO	6/24/26	28,108		(1,132)
Quilter Plc	1-Day SABOR - 0.50%	Monthly	MSCO	7/16/26	2,174,305	ZAR	(11,203)
Rainbow Robotics	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	48,037		(15,974)
Raspberry PI Holdings Plc	1-Day SONIA - 11.50%	Monthly	MSCO	10/07/26	84,093	GBP	14,671
Ratch Group Pcl	1-Day FEDEF - 17.125%	Monthly	MSCO	9/23/26	26,431		(2,629)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	100,845	GBP	(6,737)
Rational Ag	Euro STR - 0.30%	Monthly	JPHQ	7/21/30	70,174	EUR	3,000
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	1,297,302	SEK	(10,553)
RCE Capital Bhd	1-Day FEDEF - 13.25%	Monthly	MSCO	9/09/26	3,541		(150)
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	111,417	GBP	(34,495)
Recordati SpA	Euro STR - 0.30%	Monthly	JPHQ	7/26/29	73,724	EUR	2,776

franklintempleton.com	Semiannual Report	91

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/30	41,341	EUR	$1,278
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/30	220,545	EUR	30,284
Region Gp Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	93,758	AUD	(2,153)
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	74,673	GBP	14,505
Remgro Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	10/16/30	1,726,956	ZAR	(10,269)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/30	308,877	EUR	127,277
Renesas Electronics Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	14,983,252	JPY	2,284
Renew Holdings ORD	1-Day SONIA - 0.275%	Monthly	MSCO	4/20/26	129,656	GBP	(25,028)
Renova Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	5,657,675	JPY	(7,783)
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/30	121,433	GBP	(21,676)
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/30	94,963	EUR	9,732
Rieter	Euro STR - 0.35%	Monthly	JPHQ	7/24/29	61,577	CHF	5,507
Riken Keiki Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	16,800,413	JPY	(11,656)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	1,434,361	DKK	(32,607)
Rio Tinto Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	116,872	GBP	(26,655)
Riso Kyoiku Co Ltd	TONAR - 0.35%	Monthly	GSCO	8/24/26	995,708	JPY	468
Riverstone	1-Day SORA - 2.125%	Monthly	MSCO	6/25/26	117,735	SGD	(21,575)
Ronshin Group	1-Day FEDEF - 14.35%	Monthly	MSCO	8/20/26	1,186		(102)
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/31	200,081	EUR	(15,006)
Run Long Construction Co	1-Day FEDEF - 4.00%	Monthly	MSCO	8/31/26	42,232		3,840
Ruralfunds Stapled	1-Day RBACR - 0.788%	Monthly	MSCO	6/24/26	59,038	AUD	(3,291)
RVRC Holding	1-Week STIBOR - 0.28%	Monthly	SEBA	10/11/30	727,507	SEK	(29,450)
Rwc Corp Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	8/03/26	151,802	AUD	(1,597)
RWE AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	67,254	EUR	(18,189)
Ryohin Keikaku Co	TONAR - 0.35%	Monthly	GSCO	8/31/26	5,353,284	JPY	547
S&P Biotechnology Select Industry Total Return Index	SOFR - 0.45%	Monthly	GSCO	6/17/26	10,423,743		(1,041,808)
Sabanci Holding	1-Day FEDEF - 0.53%	Monthly	MSCO	9/21/26	295,005		28,154
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	261,747	EUR	(117,367)
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/30	216,213	GBP	2,666
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	108,759	GBP	(161,173)
Sagax AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/30	2,025,932	SEK	7,182
Saint Gobain	1-Day EONIA - 0.275%	Monthly	MSCO	6/03/26	167,108	EUR	20,986
SalMar ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/29/30	1,613,962	NOK	(40,775)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/26	1,107,277	NOK	25,351
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/30	257,318	EUR	(45,679)
Samsonite Group SA	1-Day HONIA - 0.40%	Monthly	GSCO	7/07/26	551,595	HKD	(12,812)
Samsung F&Mins	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	83,648		(1,375)
Samsung Sdi Co Ltd	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	113,661		(51,985)
[e]San Fu Chemical Co Ltd	1-Day FEDEF	Monthly	MSCO	8/18/26	—		(2,020)
San Fu Chemical Co Ltd	1-Day FEDEF - 3.094%	Monthly	MSCO	8/18/26	28,306		5,780
Sanbio Company Limited	TONAR - 8.75%	Monthly	GSCO	6/24/26	6,808,892	JPY	9,690
Sands China Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	7/23/26	353,341	HKD	(5,803)
Sanken Electric Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	11,332,297	JPY	23,991
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/30	2,612,658	ZAR	(5,513)
Sanlorenzo	Euro STR - 0.30%	Monthly	JPHQ	10/20/30	123,994	EUR	4,180

92	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Santanamin Fpo	1-Day RBACR - 6.50%	Monthly	MSCO	6/24/26	81,076	AUD	$(27,348)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/30	51,833		(1,596)
Santhera	1-Day SARON - 3.75%	Monthly	JPHQ	9/07/26	27,979	CHF	1,764
SAP SE	Euro STR - 0.30%	Monthly	JPHQ	11/27/30	167,511	EUR	26,503
Sapporo Holdings Limited	TONAR - 0.35%	Monthly	GSCO	9/02/26	11,249,988	JPY	(5,768)
SBI Aruhi Corporation	TONAR - 0.75%	Monthly	GSCO	6/24/26	11,820,741	JPY	(10,603)
Scg Packaging Pcl	1-Day FEDEF - 15.00%	Monthly	MSCO	6/26/26	9,419		449
Schibsted ASA	1-Day FEDEF	Monthly	SEBA	1/16/31	1,133,378	NOK	(127,815)
Schneider Electric SE	1-Day EONIA - 0.275%	Monthly	MSCO	6/25/26	106,995	EUR	(5,246)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/26	137,553	EUR	6,714
Sci Pharmtech Inc	1-Day FEDEF - 4.875%	Monthly	MSCO	6/24/26	54,506		14,345
Scinopharm Taiwan Ltd	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	66,534		2,452
SD Biosensor	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	39,845		5,301
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/26	1,816,870	SEK	6,040
Seatrium Ltd	1-Day SORA - 1.375%	Monthly	MSCO	6/25/26	37,022	SGD	(1,128)
Seche Environnement	1-Day EONIA - 0.275%	Monthly	MSCO	3/30/26	38,230	EUR	3,413
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	61,475	EUR	7,727
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/30	245,558	SEK	191
Sega Sammy Holdings Inc	TONAR - 0.35%	Monthly	GSCO	9/08/26	6,822,775	JPY	5,684
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	101,455	GBP	(14,388)
Sejin Heavy	1-Day FEDEF - 14.25%	Monthly	MSCO	6/24/26	40,026		(15,850)
Sembcorp Ind	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	115,214	SGD	7,573
Senior PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/20/26	54,870	GBP	1,381
Seobu T&D	1-Day FEDEF - 5.375%	Monthly	MSCO	6/24/26	95,172		(13,529)
Seojin System	1-Day FEDEF - 8.00%	Monthly	MSCO	6/24/26	73,494		(384)
Septeni Holdings	TONAR - 1.00%	Monthly	GSCO	6/24/26	17,814,092	JPY	1,904
Serica Energy Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	131,706	GBP	9,259
Sesa	Euro STR - 1.25%	Monthly	JPHQ	3/25/26	73,779	EUR	(10,696)
Seven Bank Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	18,885,311	JPY	(12,266)
Severfield PLC	1-Day FEDEF	Monthly	MSCO	1/02/31	30,694	GBP	14,307
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	117,521	GBP	(18,385)
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/31	14,199	GBP	(2,165)
SG Holdings Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	21,195,178	JPY	2,823
SGS SA	1-Day SARON - 0.35%	Monthly	JPHQ	6/17/29	103,981	CHF	(13,179)
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/30	209,494	GBP	(21,943)
Shan Dong Yisheng	1-Day FEDEF - 8.85%	Monthly	MSCO	11/09/26	19,212		109
Shanghai United Imaging	1-Day FEDEF - 16.058%	Monthly	MSCO	6/26/26	14,820		(760)
Shanghai Wayne Enterprises	1-Day FEDEF - 13.35%	Monthly	MSCO	6/24/26	2,078		(566)
Shangri-La Asia	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	664,222	HKD	(3,916)
Sheng Siong	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	106,089	SGD	(36,287)
Shenzhen Chipscreen	1-Day FEDEF - 10.45%	Monthly	MSCO	6/25/26	5,099		(469)
Shenzhen Expressway Corporation	1-Day HONIA - 0.40%	Monthly	GSCO	7/17/26	739,124	HKD	(8,262)
Shenzhen Investment Ltd	1-Day HONIA - 1.00%	Monthly	GSCO	7/10/26	844,767	HKD	(847)
Shenzhen Sunway Co	1-Day FEDEF - 5.937%	Monthly	MSCO	7/23/26	21,942		(7,439)
Shift Up	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	50,136		14,557

franklintempleton.com	Semiannual Report	93

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Shima Seiki Mfg	TONAR - 0.35%	Monthly	GSCO	6/24/26	12,538,110	JPY	$(8,168)
Shimano Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	25,805,147	JPY	27,937
Shin ETSU Chemical Co	TONAR - 0.35%	Monthly	GSCO	9/23/26	6,644,400	JPY	395
Shinhan Alpha REIT	1-Day FEDEF - 16.125%	Monthly	MSCO	6/24/26	21,797		84
Shiseido Company Limited	TONAR - 0.35%	Monthly	GSCO	6/24/26	12,472,441	JPY	8,759
Shochiku Co Ltd	TONAR - 0.75%	Monthly	GSCO	6/24/26	21,809,478	JPY	5,852
Shoei Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	6,146,447	JPY	(3,251)
Shoei Foods Corp	TONAR - 1.25%	Monthly	GSCO	6/24/26	17,074,344	JPY	(5,789)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/30	145,898	EUR	63,177
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	4/14/26	192,420	EUR	(2,088)
Siam Cement Co	1-Day FEDEF - 0.75%	Monthly	MSCO	6/25/26	47,045		4,226
Siam Global House Public	1-Day FEDEF - 13.75%	Monthly	MSCO	6/25/26	26,097		(2,307)
Sibanye Stillwater Ltd	1-Day SABOR - 0.75%	Monthly	MSCO	4/25/30	1,829,115	ZAR	(9,779)
Siemens AG	Euro STR - 0.30%	Monthly	JPHQ	6/25/26	196,392	EUR	(9,621)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/30	76,224	EUR	6,115
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/30	75,222	CHF	16,606
Silergy Corp	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	82,273		36,355
Silicon2	1-Day FEDEF - 6.50%	Monthly	MSCO	6/24/26	72,766		18,564
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/26	142,129	EUR	(47,578)
Simmtech Co	1-Day FEDEF - 5.25%	Monthly	MSCO	9/07/26	90,430		(60,010)
Singapore Post	1-Day SORA - 2.50%	Monthly	MSCO	6/22/26	351,752	SGD	75,039
Singapore Telecommunications	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	104,651	SGD	(20,968)
Sinko Industries Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	9,926,576	JPY	(8,935)
Sino Land Co	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,568,634	HKD	(56,448)
Sinopec Kantons Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	875,813	HKD	9,072
Sitc International	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	288,336	HKD	(679)
SK Bioscience Co Ltd	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	71,868		(1,534)
Sk Eternix	1-Day FEDEF - 10.25%	Monthly	MSCO	6/24/26	48,923		14,121
SK Gas Co	1-Day FEDEF - 1.50%	Monthly	MSCO	9/16/26	35,415		1,318
Sk Ie Technology	1-Day FEDEF - 4.75%	Monthly	MSCO	6/24/26	148,685		9,738
SK Innovation	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	109,910		(2,015)
SK REIT	1-Day FEDEF - 3.75%	Monthly	MSCO	6/24/26	14,883		(779)
Skandinaviska Enskilda Bank	1-Day FEDEF	Monthly	SEBA	2/11/26	703,971	SEK	(1,668)
SKBP	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	81,469		(29,965)
SKC	1-Day FEDEF - 28.75%	Monthly	MSCO	6/24/26	159,932		7,150
Skchem	1-Day FEDEF - 1.625%	Monthly	MSCO	6/24/26	164,452		4,373
SkiStar AB	1-Week STIBOR - 0.73%	Monthly	SEBA	7/15/29	738,679	SEK	(7,912)
Skycity Entertainment Group	1-Day NZOCR -0.40%	Monthly	MSCO	6/24/26	92,592	NZD	5,863
Sm Prime Holdings Inc	1-Day FEDEF - 2.50%	Monthly	MSCO	6/23/26	78,785		(703)
Smc Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	19,549,768	JPY	(16,344)
Smoore Intl Hdgs Ltd	1-Day HONIA - 1.75%	Monthly	GSCO	6/25/26	714,880	HKD	25,200
Smurfit Westrock PLC	1-Day FEDEF	Monthly	MSCO	2/24/26	72,078	GBP	9,600
Snam SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	213,713	EUR	(57,084)
Snt Dynamics	1-Day FEDEF - 7.125%	Monthly	MSCO	6/24/26	69,380		18,910
Sodexo	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	178,100	EUR	31,165
Softbank Group Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	4,067,671	JPY	(17,178)

94	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/15/30	64,635	CHF	$(6,627)
S-Oil	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	140,054		(27,091)
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/12/30	58,783	EUR	25,017
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	77,989	EUR	(90,997)
Solasia Pharma	TONAR - 5.50%	Monthly	GSCO	6/24/26	5,867,490	JPY	(327)
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/26	69,023	GBP	(211,077)
Solum	1-Day FEDEF - 5.625%	Monthly	MSCO	6/24/26	77,493		237
Solus Advanced Materials	1-Day FEDEF - 6.622%	Monthly	MSCO	6/24/26	109,953		6,154
Somero Enterprises	1-Day SONIA - 1.25%	Monthly	MSCO	12/01/30	42,373	GBP	4,546
Sonova Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/30	42,190	CHF	7,429
Soul WH Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	217,193	AUD	11,319
South32 Ltd.	1-Day SABOR - 2.125%	Monthly	MSCS	10/10/30	1,375,075	ZAR	721
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/30	1,270,144	NOK	(9,576)
SpareBank 1 SMN	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/30	3,410,898	NOK	(25,763)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/30	3,268,342	NOK	(17,681)
Sparebanken Vest	1-Week NIBOR - 0.275%	Monthly	SEBA	3/24/26	1,223,281	NOK	(22,927)
Spark New Zealand Ltd	1-Day NZOCR - 0.40%	Monthly	MSCO	9/03/26	143,127	NZD	7,951
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	155,207	GBP	26,855
Square Enix Holdings Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	8,836,638	JPY	3,778
SSE PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/28	112,574	GBP	(31,640)
SSY Group Limited	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	979,659	HKD	(10,358)
St Barbara Fpo	1-Day RBACR - 0.675%	Monthly	MSCO	6/24/26	70,678	AUD	(35,648)
Standard Bank Group Ltd	1-Day SABOR - 0.50%	Monthly	MSCO	6/29/26	1,111,852	ZAR	(9,635)
Star Asia Investoment Corp	TONAR - 0.35%	Monthly	GSCO	6/23/26	13,951,692	JPY	(8,314)
Star Micronics Co	TONAR - 0.35%	Monthly	GSCO	10/15/26	11,438,093	JPY	(24,514)
Starlux Airlines Co Ltd	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	93,361		14,127
Steadfast Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	134,407	AUD	12,299
Stef	1-Day EONIA - 0.275%	Monthly	MSCO	10/28/26	26,589	EUR	44
Stellantis	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	201,426	EUR	(14,506)
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/30	2,545,254	SEK	57,246
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/30	750,172	EUR	6,290
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/35	461,486	EUR	3,603
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/30	167,786	CHF	7,018
Strike Energy Fpo	1-Day RBACR - 3.625%	Monthly	MSCO	6/24/26	91,552	AUD	11,812
STX Engine	1-Day FEDEF - 17.00%	Monthly	MSCO	6/24/26	26,893		(8,448)
Sudzucker AG	Euro STR - 0.30%	Monthly	JPHQ	8/19/30	164,034	EUR	12,476
Sumber Alfaria Trijaya Tb	1-Day FEDEF - 4.00%	Monthly	MSCO	6/24/26	78,052		18,733
Sumco Corporation	TONAR - 0.35%	Monthly	GSCO	6/24/26	7,735,098	JPY	(4,948)
Sumitomo Metal Mining Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	5,564,891	JPY	(18,156)
Sun Yad Construction Co	1-Day FEDEF - 16.75%	Monthly	MSCO	6/24/26	110,833		(8,082)
Sunac Services Hldgs	1-Day HONIA - 2.09%	Monthly	GSCO	11/13/26	523,840	HKD	3,844
Sungeel Hitech	1-Day FEDEF - 17.00%	Monthly	MSCO	6/24/26	57,323		(3,710)
Sungshin Cement Industry	1-Day FEDEF - 4.625%	Monthly	MSCO	10/13/26	49,691		810
Sunresin New Mater	1-Day FEDEF - 6.05%	Monthly	MSCO	9/29/26	16,128		1,085
Sunrise	1-Day SARON - 0.35%	Monthly	JPHQ	5/08/26	101,528	CHF	10,043

franklintempleton.com	Semiannual Report	95

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Sunshine Lake Pharma Co	HIBOR - 1.75%	Monthly	GSCO	7/06/26	192,546	HKD	$4,436
Super Hi International	1-Day HONIA - 6.25%	Monthly	GSCO	7/20/26	634,220	HKD	4,756
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/30	56,616	GBP	(4,938)
Supply Net Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	9/24/26	94,219	AUD	159
Surgical Science Sweden AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/01/30	308,155	SEK	22,710
Suzhou Institute of Build	1-Day FEDEF - 3.729%	Monthly	MSCO	9/02/26	25,119		85
Svenska Handelsbanken	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/30	1,819,218	SEK	(13,971)
Swedencare AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/13/26	205,390	SEK	467
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/31	266,958	CHF	(36,597)
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/29	19,966	EUR	396
Syarikat Takaful Malaysia	1-Day FEDEF - 3.125%	Monthly	MSCO	6/25/26	80,023		(4,852)
Sydbank AS	1-Week CIBOR - 0.275%	Monthly	SEBA	5/27/26	945,850	DKK	(25,296)
Syensqo	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	215,454	EUR	(10,182)
Syuppin Co. Limited	TONAR - 0.35%	Monthly	GSCO	12/01/26	988,356	JPY	18
Ta Ya Electronic Wire & Co	1-Day FEDEF - 9.25%	Monthly	MSCO	6/24/26	65,896		1,289
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/30	188,277	EUR	(6,986)
Taihan Elecwire	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	95,553		(18,764)
Taihei Dengyo Kaisha	TONAR - 0.35%	Monthly	GSCO	6/24/26	11,872,144	JPY	(16,564)
Taimed Biologics Inc	1-Day FEDEF - 4.25%	Monthly	MSCO	7/07/26	41,303		9,844
Taiwan High Speed Rail Co	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	229,752		18,379
Taiwan Mobile Co	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	109,549		9,893
Taiwan Styrene Monomer	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	30,742		258
Taiwan-Asia Semiconductor	1-Day FEDEF - 8.75%	Monthly	MSCO	6/24/26	64,011		(10,071)
Takara Leben Real Estate	TONAR - 0.35%	Monthly	GSCO	8/24/26	3,048,915	JPY	139
Tama Home Co Limited	TONAR - 5.75%	Monthly	GSCO	10/15/26	3,487,433	JPY	(1,265)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	25,724	EUR	(10,369)
Tasmea Fpo	1-Day RBACR - 11.625%	Monthly	MSCO	10/13/26	35,753	AUD	(510)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	144,907	GBP	45,957
Tatung Co Ltd	1-Day FEDEF - 3.375%	Monthly	MSCO	7/14/26	84,001		11,593
Tav Havalimanlari	1-Day FEDEF - 5.00%	Monthly	MSCO	9/21/26	148,541		(18,546)
Taylor Wimpey Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	134,757	GBP	(3,774)
Tbs Holdings Inc	TONAR - 0.35%	Monthly	GSCO	7/10/26	8,784,211	JPY	(11,169)
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/30	83,806	EUR	(146,348)
Tekfen Holding	1-Day FEDEF - 5.25%	Monthly	MSCO	9/21/26	182,220		48,951
Tenaris	Euro STR - 0.30%	Monthly	JPHQ	6/19/26	182,595	EUR	(24,099)
Terna SpA	Euro STR - 0.30%	Monthly	JPHQ	11/27/30	148,344	EUR	(27,309)
Tess Holdings Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	18,904,637	JPY	(3,111)
TGS ASA	1-Week NIBOR - 1.50%	Monthly	SEBA	4/16/26	1,287,128	NOK	(2,770)
Thai Beverage	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	145,125	SGD	(866)
Theon International Plc	Euro STR - 5.30%	Monthly	JPHQ	6/19/26	169,725	EUR	22,100
Thomson Medical	1-Day SORA - 6.75%	Monthly	MSCO	6/25/26	12,327	SGD	(3,089)
ThyssenKrupp Nucera AG	Euro STR - 0.34%	Monthly	JPHQ	3/28/26	133,299	EUR	7,486
Tiangong International Co	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	421,344	HKD	(30,792)
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	3/04/26	82,223	EUR	(10,791)
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/26	74,595	EUR	19,665
Timee Inc	TONAR - 10.50%	Monthly	GSCO	11/16/26	2,464,380	JPY	(128)

96	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Titan SA	Euro STR - 0.30%	Monthly	JPHQ	11/03/26	43,089	EUR	$(5,548)
TKP Corporation	TONAR - 2.31%	Monthly	GSCO	6/24/26	16,486,891	JPY	(1,528)
Tmbthanachart Bank Pcl	1-Day FEDEF - 2.50%	Monthly	MSCO	7/22/26	48,978		(1,416)
TOC Co Ltd	TONAR - 0.35%	Monthly	GSCO	7/13/26	4,128,051	JPY	(7,343)
Toda Corp	TONAR - 0.35%	Monthly	GSCO	7/13/26	9,611,749	JPY	(15,724)
Toei Co Ltd	TONAR - 0.35%	Monthly	GSCO	10/12/26	5,449,554	JPY	(2,115)
Toho Titanium Co	TONAR - 1.25%	Monthly	GSCO	6/24/26	7,600,555	JPY	1,380
Tokyo Electron	TONAR - 0.35%	Monthly	GSCO	10/08/26	3,084,894	JPY	(608)
Tokyo Keiki Inc	TONAR - 0.35%	Monthly	GSCO	6/24/26	9,664,357	JPY	(20,959)
Tokyo Metro Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	5,744,846	JPY	1,381
Tokyo Tatemono Co	TONAR - 0.35%	Monthly	GSCO	7/06/26	6,836,802	JPY	(15,871)
Tosei Reit Investment Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	11,731,717	JPY	(8,512)
TotalEnergies	1-Day EONIA - 0.275%	Monthly	MSCO	3/04/26	211,630	EUR	(8,254)
Toyo Gosei Co Ltd	TONAR - 4.50%	Monthly	GSCO	6/24/26	14,005,489	JPY	(36,251)
Toyo Suisan Kaisha	TONAR - 0.35%	Monthly	GSCO	8/31/26	3,142,463	JPY	(1,615)
Toyota Motor Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	13,289,754	JPY	(21,231)
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/26	487,036	ZAR	18,939
Transaction Co Ltd	TONAR - 1.00%	Monthly	GSCO	6/24/26	10,254,853	JPY	5,641
Transurban Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	6/19/26	195,762	AUD	(6,858)
Traton SE	Euro STR - 0.80%	Monthly	JPHQ	7/17/30	144,983	EUR	2,425
Trav FPO	1-Day RBACR - 0.788%	Monthly	MSCO	7/28/26	77,073	AUD	(1,300)
Tri Chemical Laboratories	TONAR - 0.35%	Monthly	GSCO	8/24/26	6,234,342	JPY	4,166
Trigano	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	144,162	EUR	(50,762)
Tritax Big Box	1-Day SONIA - 0.275%	Monthly	MSCO	4/24/26	179,011	GBP	(10,988)
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/30	1,118,968	SEK	24,385
Trustpilot Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	55,967	GBP	7,246
Truworths Int Ltd	1-Day SABOR - 0.50%	Monthly	MSCO	7/16/26	954,201	ZAR	421
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/26	2,705,951	DKK	3,743
Tuas Ltd Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/24/26	59,355	AUD	(3,102)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/30	84,826	EUR	(6,806)
TXC Corp	1-Day FEDEF - 2.25%	Monthly	MSCO	10/28/26	26,712		2,699
Tyro Pay Fpo	1-Day RBACR - 2.50%	Monthly	MSCO	9/24/26	93,457	AUD	4,346
UBE Corporation	TONAR - 0.35%	Monthly	GSCO	6/24/26	12,047,058	JPY	(11,396)
UCB	Euro STR - 0.30%	Monthly	JPHQ	11/21/30	26,706	EUR	(1,648)
U-Ming Marine Transport	1-Day FEDEF - 3.00%	Monthly	MSCO	8/25/26	79,278		(4,817)
Unicharm Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	16,482,113	JPY	14,650
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/30	141,399	GBP	64
Unimicron Technology	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	102,562		(45,920)
[e]Unimicron Technology	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	—		(1,264)
Unisem Bhd	1-Day FEDEF - 8.25%	Monthly	MSCO	9/22/26	40,391		(3,635)
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/26	210,363	GBP	101,143
United Internet AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	187,278	EUR	(101,240)
United Super Markets Hldg	TONAR - 1.00%	Monthly	GSCO	7/06/26	13,422,085	JPY	2,366
Universal Microwave Technologies	1-Day FEDEF - 7.625%	Monthly	MSCO	8/10/26	48,610		(17,128)
Universal Music Group	Euro STR - 0.30%	Monthly	JPHQ	9/05/30	27,068	EUR	3,393

franklintempleton.com	Semiannual Report	97

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
UOB	1-Day SORA - 0.40%	Monthly	MSCO	10/12/26	24,710	SGD	$718
USI Corporation	1-Day FEDEF - 2.50%	Monthly	MSCO	6/24/26	38,571		(2,210)
Vaisala Corporation	Euro STR - 0.275%	Monthly	SEBA	6/24/26	99,752	EUR	7,300
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/26	44,899	EUR	(8,756)
Valqua Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	17,756,081	JPY	(39,328)
Vastned Nv	Euro STR - 0.30%	Monthly	JPHQ	8/18/26	14,943	EUR	(1,141)
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/26	199,357	CHF	(86,216)
Vats Liquor Chain	1-Day FEDEF - 9.95%	Monthly	MSCO	6/24/26	7,171		(358)
Vbg Group Ab Ser B	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/26	865,812	SEK	(32,869)
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/27	76,334	EUR	(77,362)
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/09/30	39,143		23,742
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	110,867	EUR	(45,444)
Via Labs Inc	1-Day FEDEF - 6.875%	Monthly	MSCO	6/24/26	58,106		15,078
Vimian Group	1-Week STIBOR - 0.275%	Monthly	SEBA	7/01/26	1,349,017	SEK	30,092
Vinatech	1-Day FEDEF - 15.00%	Monthly	MSCO	6/24/26	22,366		(14,871)
Vinci	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	117,899	EUR	(16,604)
Virbac	1-Day EONIA - 0.30%	Monthly	MSCS	4/01/26	120,945	EUR	(23,127)
Vital Healthcare Property	1-Day NZOCR - 0.788%	Monthly	MSCO	6/24/26	104,650	NZD	(1,420)
Vitec Software Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/22/26	1,496,710	SEK	62,555
Vitrolife AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/28	698,287	SEK	(4,755)
Viva Energy Grp Fpo	1-Day RBACR -0.40%	Monthly	MSCO	6/24/26	103,882	AUD	(1,642)
Volati AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/30	240,594	SEK	2,008
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	133,801	EUR	14,236
Voltronic Power Technology	1-Day FEDEF - 9.50%	Monthly	MSCO	10/28/26	37,612		515
Volution Grp Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	9/21/26	40,666	GBP	(1,260)
Volvo Group (The)	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/28	1,297,886	SEK	(1,340)
Vossloh Ag	Euro STR - 0.30%	Monthly	JPHQ	8/18/26	144,131	EUR	29,512
VT	1-Day FEDEF - 18.00%	Monthly	MSCO	6/24/26	71,865		33,469
Wa1 Resources Fpo	1-Day RBACR - 5.25%	Monthly	MSCO	6/24/26	54,720	AUD	(2,616)
Wacker Chemie AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	276,890	EUR	(11,086)
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	1,108,454	SEK	711
Walsin Lihwa Corp	1-Day FEDEF - 4.625%	Monthly	MSCO	9/23/26	100,959		(8,110)
Warehouses De Pauw	Euro STR - 0.30%	Monthly	JPHQ	1/05/31	92,466	EUR	(3,850)
Watches of Switzerland	1-Day SONIA - 0.275%	Monthly	MSCO	2/16/26	188,255	GBP	(26,355)
Wavestone	1-Day EONIA - 0.30%	Monthly	MSCS	7/18/30	78,379	EUR	(3,038)
WCT Holdings Berhad	1-Day FEDEF - 6.875%	Monthly	MSCO	9/23/26	54,081		12,201
WeBuyCars Pty Ltd.	1-Day SABOR - 2.75%	Monthly	MSCO	7/17/30	3,020,581	ZAR	21,619
Webzen Co	1-Day FEDEF - 3.625%	Monthly	MSCO	8/26/26	30,581		166
Weir Group PLC	1-Day SONIA - 0.76%	Monthly	MSCS	2/19/29	117,016	GBP	(14,797)
Wemade	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	88,574		24,723
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/26	265,327	EUR	12,484
West Holdings Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	13,851,552	JPY	4,493
Westpac Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	167,236	AUD	(10,900)
WHA Corporation Public Co	1-Day FEDEF - 7.75%	Monthly	MSCO	10/09/26	33,067		3,014
Wharf	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,108,856	HKD	(4,332)

98	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/14/26	157,054	GBP	$28,258
Wienerberger AG	Euro STR - 0.30%	Monthly	JPHQ	8/26/30	302,427	EUR	(40,327)
Wihlborgs Fastigheter AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/29	482,035	SEK	283
Wilmar Intl.	1-Day SORA - 0.40%	Monthly	MSCO	9/08/26	103,088	SGD	(8,936)
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/30	118,072	GBP	23,709
Woolworths Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	9/15/30	6,717,847	ZAR	1,626
Wuhan Jingce Electric	1-Day FEDEF - 6.51%	Monthly	MSCO	11/04/26	47,244		4,462
Wuxi Rural Commercial	1-Day FEDEF - 12.194%	Monthly	MSCO	6/24/26	11,124		455
Xinyi Energy Holdings Ltd	1-Day HONIA - 3.25%	Monthly	GSCO	9/02/26	766,038	HKD	8,639
Xinyi Glass Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	903,772	HKD	(17,809)
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	7,752	GBP	(268)
Xpeng Inc	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	871,762	HKD	(10,871)
XTB	1-Day FEDEF - 0.50%	Monthly	MSCO	6/30/26	274,271		(25,968)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	811,689	SEK	12,716
Yadea Group Holdings Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	974,789	HKD	4,756
Yamaha Motor Co	TONAR - 0.35%	Monthly	GSCO	6/24/26	12,252,250	JPY	(1,968)
Yamami Company	TONAR - 6.75%	Monthly	GSCO	9/30/26	3,515,597	JPY	1,174
Yamato Holdings Co Ltd	TONAR - 0.35%	Monthly	GSCO	7/15/26	6,033,355	JPY	(6,594)
Yankuang Energy Group	1-Day FEDEF - 13.35%	Monthly	MSCO	6/26/26	4,239		(691)
Yankuang Energy Group	1-Day HONIA - 1.00%	Monthly	GSCO	8/27/26	268,851	HKD	(1,958)
Yapi VE Kredi Bank	1-Day FEDEF - 0.53%	Monthly	MSCO	9/21/26	150,319		(6,433)
Yaskawa Electric Corp	TONAR - 0.35%	Monthly	GSCO	6/24/26	8,985,407	JPY	(14,883)
YC Inox Co Ltd	1-Day FEDEF - 2.00%	Monthly	MSCO	7/02/26	28,218		4,502
Yidu Tech Inc	1-Day HONIA - 8.00%	Monthly	GSCO	6/25/26	399,896	HKD	8,628
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/30	66,287	EUR	(30,151)
Yokogawa Bridge Holdings	TONAR - 0.35%	Monthly	GSCO	6/24/26	25,081,586	JPY	(29,564)
Yokohama REIT Co Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	7,153,887	JPY	(23,832)
Yondoshi Holdings Inc	TONAR - 0.35%	Monthly	GSCO	8/24/26	13,029,504	JPY	(1,379)
Yoshinoya Holdings Co Ltd	TONAR - 1.00%	Monthly	GSCO	6/24/26	25,570,518	JPY	(2,506)
Young & Co’s Brewery	1-Day SONIA - 2.50%	Monthly	MSCO	6/23/26	77,543	GBP	16,072
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/26	125,290	CHF	(392)
Yuhan	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	89,132		(4,673)
Yulon Finance Corporation	1-Day FEDEF - 3.081%	Monthly	MSCO	8/19/26	89,144		1,722
Yunnan Energy New	1-Day FEDEF - 14.43%	Monthly	MSCO	9/10/26	31,123		(10,282)
Yutori Inc	TONAR - 7.75%	Monthly	GSCO	8/24/26	3,629,703	JPY	9,812
Zai Lab Limited	1-Day HONIA - 0.40%	Monthly	GSCO	8/18/26	205,036	HKD	9,885
Zealand Pharma A/S	1-Week CIBOR - 0.45%	Monthly	SEBA	7/17/30	430,764	DKK	(6,770)
Zhejiang Jinggon	1-Day FEDEF - 4.90%	Monthly	MSCO	9/04/26	24,956		(2,636)
Zhejiang Weixing	1-Day FEDEF - 10.30%	Monthly	MSCO	11/20/26	1,647		67
Zhong Yang Technology Co	1-Day FEDEF - 10.625%	Monthly	MSCO	6/24/26	34,109		8,820
Zhongan Online P & C	1-Day HONIA - 8.50%	Monthly	GSCO	6/25/26	445,550	HKD	12,400
Zhongji Innolight	1-Day FEDEF - 1.984%	Monthly	MSCO	7/31/26	26,212		(39,206)
Zhongsheng Group Holdings	1-Day HONIA - 3.50%	Monthly	GSCO	6/25/26	402,200	HKD	11,036
Zhongtai Securities	1-Day FEDEF - 7.45%	Monthly	MSCO	6/24/26	20,575		(836)
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	56,223	EUR	6,210

franklintempleton.com	Semiannual Report	99

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Zip Co Ltd Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	142,077	AUD	$(9,594)
Zozo Inc	TONAR - 0.35%	Monthly	GSCO	7/17/26	7,469,078	JPY	4,736
Zyxel Group Corporation	1-Day FEDEF - 4.625%	Monthly	MSCO	6/24/26	17,936		(3,593)
							(9,186,696)
Interest Rate Contract - Long[a]
Egyptian Treasury Bills	1-Day FEDEF	Monthly	CITI	12/09/25	1,150,460		176,913
Total - Total Return Swap Contracts							$3,039,070
* In U.S. dollars unless otherwise indicated.
a The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b Fair valued using significant unobservable input. See Note 12 regarding fair value investments.
c See Note 7 regarding investments in Russian securities.
d The Fund receives the variable financing rate and pays the total return on the underlying instrument.
e Notional value rounds to less than 1.
See Note 10 regarding other derivative information.
See Abbreviations on page 120.

100	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities
November 30, 2025 (unaudited)
K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$465,555,816
Cost – Non-controlled affiliates (Note 3f)	1,805,000
Value – Unaffiliated issuers†	$496,727,780
Value – Non-controlled affiliates (Note 3f)	1,805,000
Cash	1,716,243
Foreign currency, at value (cost $9,555,362)	9,540,843
Receivables:
Investment securities sold	9,376,889
Capital shares sold	137,922
Dividends and interest	2,388,470
Deposits with brokers for:
Securities sold short	101,325,172
OTC derivative contracts	9,982,364
Futures contracts	8,904,257
Centrally cleared swap contracts	2,525,795
Due from brokers	8,765,994
Variation margin on centrally cleared swap contracts	30,295
OTC swap contracts (upfront payments $613,102)	542,700
Unrealized appreciation on OTC forward exchange contracts	1,591,580
Unrealized appreciation on OTC swap contracts	24,064,358
Total assets	679,425,662
Liabilities:
Payables:
Investment securities purchased	2,648,240
Capital shares redeemed	30,863
Management fees	599,353
Distribution fees	14,982
Trustees’ fees and expenses	4,839
Transfer agent fees	97,270
Due to brokers	4,691,871
Variation margin on futures contracts	359,649
OTC swap contracts (upfront receipts $224,074)	215,349
Options written, at value (premiums received $150,036)	56,819
Securities sold short, at value (proceeds $109,060,802)	110,462,488
Payable upon return of securities loaned (Note 1f)	1,805,000
Unrealized depreciation on OTC forward exchange contracts	1,559,816
Unrealized depreciation on OTC swap contracts	21,469,326
Unrealized depreciation on unfunded loan commitments (Note 9)	375,455
Accrued expenses and other liabilities	329,033
Total liabilities	144,720,353
Net assets, at value	$534,705,309
Net assets consist of:
Paid-in capital	$510,068,863
Total distributable earnings (loss)	24,636,446
Net assets, at value	$534,705,309
†Includes securities loaned	$9,606,471

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities (continued)
November 30, 2025 (unaudited)
K2 Alternative Strategies Fund

Class A:
Net assets, at value	$56,978,849
Shares outstanding	4,837,414
Net asset value per share[a,b]	$11.78
Maximum offering price per share (net asset value per share ÷ 94.50%)[a]	$12.47
Class C:
Net assets, at value	$3,757,889
Shares outstanding	332,181
Net asset value and maximum offering price per share[a,b]	$11.31
Class R:
Net assets, at value	$250,052
Shares outstanding	21,179
Net asset value and maximum offering price per share[a]	$11.81
Class R6:
Net assets, at value	$112,063,361
Shares outstanding	9,420,903
Net asset value and maximum offering price per share[a]	$11.90
Advisor Class:
Net assets, at value	$361,655,158
Shares outstanding	30,426,686
Net asset value and maximum offering price per share[a]	$11.89
aNet asset value per share amount may not recalculate due to rounding.
bRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Operations
for the six months ended November 30, 2025 (unaudited)
K2 Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$3,911,197
Interest: (net of foreign taxes)~
Unaffiliated issuers	7,520,367
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	(30,242)
Non-controlled affiliates (Note 3f)	54,565
Total investment income	11,455,887
Expenses:
Management fees (Note 3a)	4,495,831
Distribution fees: (Note 3c)
Class A	71,006
Class C	21,897
Class R	690
Transfer agent fees: (Note 3e)
Class A	29,908
Class C	2,310
Class R	146
Class R6	10,830
Advisor Class	187,086
Custodian fees	87,397
Reports to shareholders fees	17,137
Registration and filing fees	38,222
Professional fees	291,570
Trustees’ fees and expenses	133,185
Dividends on securities sold short	329,316
Interest on securities sold short	732,604
Other	47,419
Total expenses	6,496,554
Expenses waived/paid by affiliates (Note 3f and 3g)	(864,426)
Net expenses	5,632,128
Net investment income	5,823,759
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	15,719,274
Written options	474,959
Foreign currency transactions	(76,945)
Forward exchange contracts	(2,069,914)
Futures contracts	3,819,736
Securities sold short	(9,993,618)
Swap contracts	2,238,509
Net realized gain (loss)	10,112,001
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	24,816,816
Written options	54,228
Translation of other assets and liabilities denominated in foreign currencies	(53,062)
Forward exchange contracts	1,838,675
Futures contracts	(1,232,373)
Securities sold short	(4,833,217)
Swap contracts	(2,557,935)
Net change in unrealized appreciation (depreciation)	18,033,132
Net realized and unrealized gain (loss)	28,145,133
Net increase (decrease) in net assets resulting from operations	$33,968,892
* Foreign taxes withheld on dividends	$11,369
~ Foreign taxes withheld on interest	$13,264

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statements of Changes in Net Assets
K2 Alternative Strategies Fund

	Six Months Ended November 30, 2025 (unaudited)	Year Ended May 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,823,759	$15,981,920
Net realized gain (loss)	10,112,001	40,461,214
Net change in unrealized appreciation (depreciation)	18,033,132	(23,398,695)
Net increase (decrease) in net assets resulting from operations	33,968,892	33,044,439
Distributions to shareholders:
Class A	—	(6,134,800)
Class C	—	(637,709)
Class R	—	(34,770)
Class R6	—	(14,026,917)
Advisor Class	—	(38,251,573)
Total distributions to shareholders	—	(59,085,769)
Capital share transactions: (Note 2)
Class A	(3,096,484)	(3,983,668)
Class C	(1,426,952)	(2,708,243)
Class R	(209,795)	110,339
Class R6	(8,990,195)	(4,679,920)
Advisor Class	(6,648,314)	(76,258,964)
Total capital share transactions	(20,371,740)	(87,520,456)
Net increase (decrease) in net assets	13,597,152	(113,561,786)
Net assets:
Beginning of period	521,108,157	634,669,943
End of period	$ 534,705,309	$521,108,157

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Notes to Consolidated Financial Statements (unaudited)
K2 Alternative Strategies Fund
1. Organization and Significant Accounting Policies
Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective January 30, 2026, K2 Alternative Strategies Fund will be renamed Franklin Alternative Strategies Fund.
The following summarizes the Fund’s significant accounting policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting
Policies (continued)
a. Financial Instrument Valuation (continued)
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c. Securities Purchased on a When-Issued, Forward Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued, forward commitment or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting
Policies (continued)
d. Derivative Financial Instruments (continued)
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price, and foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. Credit default swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC cross-currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross-currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross-currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Any upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross-currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. Cross-currency swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage and/or gain exposure to interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting
Policies (continued)
d. Derivative Financial Instruments (continued)
initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate, and equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
See Note 10 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment of cash collateral. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. Additionally, the Fund received $7,783,819 in U.S. Government and Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities held as collateral. As such, the non-cash collateral is excluded from the Consolidated Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
g. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)
The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting
Policies (continued)
g. Investments in K2 Holdings Investment Corp. (K2 Subsidiary) (continued)
investments consistent with the investment objective of the Fund. At November 30, 2025, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2025, the net assets of the K2 Subsidiary were $58,612,653 representing 11.0% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows, at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2025, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting
Policies (continued)
l. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At November 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold[a]	314,253	$3,609,713	608,387	$6,870,172
Shares issued in reinvestment of distributions	—	—	523,561	5,701,580
Shares redeemed	(586,208)	(6,706,197)	(1,447,837)	(16,555,420)
Net increase (decrease)	(271,955)	$(3,096,484)	(315,889)	$(3,983,668)
Class C Shares:
Shares sold	13,101	$145,058	15,673	$170,732
Shares issued in reinvestment of distributions	—	—	53,738	565,862
Shares redeemed[a]	(142,753)	(1,572,010)	(313,711)	(3,444,837)
Net increase (decrease)	(129,652)	$(1,426,952)	(244,300)	$(2,708,243)
Class R Shares:
Shares sold	1,689	$19,724	20,823	$230,741
Shares issued in reinvestment of distributions	—	—	3,172	34,770
Shares redeemed	(20,309)	(229,519)	(13,853)	(155,172)
Net increase (decrease)	(18,620)	$(209,795)	10,142	$110,339
Class R6 Shares:
Shares sold	81,715	$937,939	7,697,487	$91,462,413
Shares issued in reinvestment of distributions	—	—	1,270,740	13,940,018
Shares redeemed	(868,553)	(9,928,134)	(9,321,314)	(110,082,351)
Net increase (decrease)	(786,838)	$(8,990,195)	(353,087)	$(4,679,920)
Advisor Class Shares:
Shares sold	2,195,232	$25,281,074	5,686,022	$63,924,437
Shares issued in reinvestment of distributions	—	—	2,587,731	28,361,533
Shares redeemed	(2,772,175)	(31,929,388)	(14,595,218)	(168,544,934)
Net increase (decrease)	(576,943)	$(6,648,314)	(6,321,465)	$(76,258,964)

a May include a portion of Class C shares that were automatically converted to Class A.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
3. Transactions with Affiliates (continued)
a. Management Fees
The Fund and K2 Subsidiary pay an investment management fee, calculated daily and paid monthly, to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.70%	Up to and including $1 billion
1.65%	Over $1 billion, up to and including $1.5 billion
1.60%	Over $1.5 billion, up to and including $3 billion
1.55%	In excess of $3 billion

For the period ended November 30, 2025, the gross effective management fee rate was 1.70% of the Fund’s average daily net assets.
Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.
Effective January 1, 2026, the Fund and K2 Subsidiary will pay an investment management fee to Advisers.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund or K2 Subsidiary. Effective January 1, 2026 the subadvisory fees will be paid by Advisers. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

Subadvisors
ActusRayPartners Limited
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LPa
Capital Fund Management S.A.
Electron Capital Partners, LLC
Franklin Advisers, Inc.[b]
Graham Capital Management, L.P.
Jennison Associates, LLC
Lazard Asset Management, LLC
RBC Global Asset Management (U.S.) Inc.
RBC Global Asset Management (UK) Limited

a Effective September 19, 2025, the subadvisory agreement was terminated.
b An affiliate of K2 Advisors. Effective January 1, 2026, the subadvisory agreement will be terminated.
b. Administrative Fees
Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary. Effective January 1, 2026 the fee will be paid by Advisers.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
3. Transactions with Affiliates (continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$967
CDSC retained	$107

e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended November 30, 2025, the Fund paid transfer agent fees as noted in the Consolidated Statement of Operations, of which $69,389 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2025, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Non-Controlled Affiliates Franklin Institutional U.S. Government Money Market Fund, 3.92%	$2,829,000	$25,578,000	$(26,602,000)	$—	$—	$1,805,000	1,805,000	$54,565

g. Waiver and Expense Reimbursements
K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.70% based on the average net assets of each class until September 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Effective January 1, 2026 the fees will be waived by Advisers.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until September 30, 2026.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At November 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$399,455,645
Unrealized appreciation	$49,053,171
Unrealized depreciation	(55,723,413)
Net unrealized appreciation (depreciation)	$(6,670,242)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
4. Income Taxes (continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of derivative financial instruments, foreign currency transactions, wash sales and investments in the K2 Subsidiary.
5. Investment Transactions
Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2025, aggregated $524,724,613 and $545,420,124, respectively.
At November 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and convertible bonds and received $1,805,000 of cash collateral. The gross amounts of recognized liability for such transactions are included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Risk and Defaulted Securities
At November 30, 2025, the Fund had 28.2% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At November 30, 2025, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $1,496,945, representing 0.3% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Schedule of Investments.
7. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at November 30, 2025.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
7. Concentration of Risk (continued)
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At November 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value
364,401	Atlas Security Products, A, zero cpn., 2/08/27	9/01/25	$314,853	$333,573
364,401	Atlas Security Products, B, zero cpn., 2/08/28	9/01/25	308,429	315,389
364,401	Atlas Security Products, C, zero cpn., 2/08/29	9/01/25	305,588	297,861
Total Restricted Securities (Value is 0.2% of Net Assets)			$928,870	$946,823

9. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.
At November 30, 2025, unfunded commitments were as follows:

Borrower	Unfunded Commitment
DTI Holdings Inc., 2025 Refinancing Term Loan	$47,505
First Brands Group LLC, First Lien Term Loan	700,986
H-Food Holdings LLC, Initial Term Loan	135,464
Idera, Inc., Bank Debt Term Loan	24,976
Liberty Communications of Puerto Rico LLC, Bank Debt Term Loan	45,456
Ligado Networks LLC, DIP New Money Loan	125,624
Ligado Networks LLC, DIP Roll-Up	29,505
MH Sub LLC, 2024 December New Term Loans	25,788
Multi-Color, Bank Debt Term Loan	11,189
Perforce, Term Loan B	147,306
Skopima Consillo Parent LLC, Amendment No. 5 Term Loan	48,862
SonicWall, Bank Debt Term Loan	328,980
XAI Holdings, Initial Fixed Rate Term Loan	45,425
$1,717,066

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
10. Other Derivative Information
At November 30, 2025, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$405,873[a]	Variation margin on futures contracts	$527,330[a]
	Unrealized appreciation on OTC swap contracts	176,913	Unrealized depreciation on OTC swap contracts	19,693
	Variation margin on centrally cleared swap contracts	580,712[a]	Variation margin on centrally cleared swap contracts	324,081[a]
Foreign exchange contracts	Variation margin on futures contracts	744,964[a]	Variation margin on futures contracts	850,183[a]
	Unrealized appreciation on OTC swap contracts	22,926	Unrealized depreciation on OTC swap contracts	21,151
	Unrealized appreciation on OTC forward exchange contracts	1,591,580	Unrealized depreciation on OTC forward exchange contracts	1,559,816
Credit contracts	Variation margin on centrally cleared swap contracts	39,914[a]	Variation margin on centrally cleared swap contracts	545,038[a]
	OTC swap contracts (upfront payments)	542,700	OTC swap contracts (upfront receipts)	215,349
	Unrealized appreciation on OTC swap contracts	31,754	Unrealized depreciation on OTC swap contracts	456,099
Equity contracts	Investments in securities, at value	190,642[b]	Options written, at value	56,819
	Variation margin on futures contracts	2,710,172[a]	Variation margin on futures contracts	984,837[a]
	Unrealized appreciation on OTC swap contracts	23,832,765	Unrealized depreciation on OTC swap contracts	20,972,383
Commodity contracts	Variation margin on futures contracts	1,039,992[a]	Variation margin on futures contracts	2,191,152[a]
Totals		$31,910,907		$28,723,931

a This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
10. Other Derivative Information (continued)
For the period ended November 30, 2025, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(1,754,262)	Futures contracts	$(297,792)
	Swap contracts	559,019	Swap contracts	163,810
Foreign exchange contracts	Forward exchange contracts	(2,069,914)	Forward exchange contracts	1,838,675
	Futures contracts	263,312	Futures contracts	118,138
	Swap contracts	(160,277)	Swap contracts	63,865
Credit contracts	Swap contracts	232,795	Swap contracts	(734,554)
Equity contracts	Investments	(759,628)[a]	Investments	52,058[a]
	Written options	474,959	Written options	54,228
	Futures contracts	5,110,295	Futures contracts	526,010
	Swap contracts	1,606,972	Swap contracts	(2,051,056)
Commodity contracts	Futures contracts	200,391	Futures contracts	(1,578,729)
Totals		$3,703,662		$(1,845,347)

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.
For the period ended November 30, 2025, the average month end notional amount of futures contracts and swap contracts represented $758,674,260 and $506,531,745, respectively. The average month end fair value of options was $336,251. The average month end contract value of forward exchange contracts was $163,457,879.
At November 30, 2025, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$1,591,580	$1,559,816
Swap Contracts	24,607,058	21,684,675
Total	$26,198,638	$23,244,491

a Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
10. Other Derivative Information (continued)
At November 30, 2025, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received
Counterparty
BNYM	$4,283	$—	$—	$ —	$4,283
BZWS	273,452	(254,073)	(19,379)	—	—
CITI	211,964	(45,401)	—	—	166,563
GSCO	4,248,605	(4,248,605)	—	—	—
HSBC	—	—	—	—	—
JPHQ	5,540,117	(3,658,894)	—	—	1,881,223
JPHQ[b]	380,106	—	—	—	380,106
MSCO	6,047,724	(6,047,724)	—	—	—
MSCO[b]	16,765	—	—	—	16,765
MSCO[c]	1,021,397	(899,392)	—	—	122,005
MSCS	5,605,192	(3,899,161)	—	—	1,706,031
NOMU	—	—	—	—	—
SEBA	2,849,033	(1,751,539)	—	—	1,097,494
Total	$26,198,638	$(20,804,789)	$(19,379)	$—	$5,374,470

At November 30, 2025, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]
Counterparty
BNYM	$—	$—	$—	$ —	$—
BZWS	254,073	(254,073)	—	—	—
CITI	45,401	(45,401)	—	—	—
GSCO	5,391,982	(4,248,605)	(1,143,377)	—	—
HSBC	2,476	—	—	—	2,476
JPHQ	3,658,894	(3,658,894)	—	—	—
JPHQ[b]	492,875	—	—	—	492,875
MSCO	6,723,573	(6,047,724)	—	(675,849)	—
MSCO[b]	39,727	—	—	—	39,727
MSCO[c]	899,392	(899,392)	—	—	—
MSCS	3,899,161	(3,899,161)	—	—	—
NOMU	85,398	—	(85,398)	—	—
SEBA	1,751,539	(1,751,539)	—	—	—
Total	$ 23,244,491	$(20,804,789)	$(1,228,775)	$(675,849)	$535,078

a In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b Represents derivatives not subject to an ISDA master agreement.
c Represents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 120.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2025, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 — quoted prices in active markets for identical financial instruments
•	Level 2 — other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$100,352,852	$5	$15,585[c]	$100,368,442
Convertible Bonds	—	95,586,075	—	95,586,075
Convertible Bonds in Reorganization	—	5,762	—	5,762
Corporate Bonds and Notes	—	17,666,947	946,823	18,613,770
Corporate Bonds and Notes in Reorganization	—	587,821	—	587,821
Senior Floating Rate Interests	—	5,783,242	3,335,715	9,118,957
Foreign Government and Agency Securities	—	31,859,692	—	31,859,692
Foreign Government and Agency Securities in Reorganization	—	903,362	—	903,362
U.S. Government and Agency Securities	—	14,738,113	—	14,738,113
Options Purchased	190,642	—	—	190,642
Short Term Investments	176,793,165	49,766,979	—	226,560,144
Total Investments in Securities	$277,336,659	$216,897,998[d]	$4,298,123	$498,532,780
Other Financial Instruments:
Futures Contracts	$4,901,001	$—	$—	$4,901,001
Forward Exchange Contracts	—	1,591,580	—	1,591,580
Swap Contracts	—	24,684,984	—	24,684,984
Total Other Financial Instruments	$4,901,001	$26,276,564	$—	$31,177,565
Liabilities:
Other Financial Instruments:
Options Written	$56,819	$—	$—	$56,819
Securities Sold Short[a]	72,812,086	37,384,980[e]	265,422	110,462,488
Futures Contracts	4,553,502	—	—	4,553,502
Forward Exchange Contracts	—	1,559,816	—	1,559,816
Swap Contracts	—	22,338,444	—[c]	22,338,444
Unfunded Loan Commitments	—	7,575	367,880	375,455
Total Other Financial Instruments	$77,422,407	$61,290,815	$633,302	$139,346,524

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
12. Fair Value Measurements (continued)
a For detailed categories, see the accompanying Consolidated Schedule of Investments.
b Includes common stocks as well as other equity interests.
c Includes financial instruments determined to have no value.
d Includes foreign securities valued at $9,587,433, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
e Includes foreign securities valued at $1,657,151, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
14. New Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	BRL	Brazilian Real	ASX	Australian Securities Exchange
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BOBL	Bundesobligation
CITI	Citigroup, NA	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
DBAB	Deutsche Bank, AG	COP	Colombian Peso	BUBOR	Budapest Interbank Offered Rate
GSCO	Goldman Sachs International	CZK	Czech Koruna	CAC	Cotation Assistee en Continu
HSBC	HSBC Bank PLC	DKK	Danish Krone	CBOE	Chicago Board Options Exchange
JPHQ	JP Morgan Chase Bank, NA	DOP	Dominican Peso	CMT	Constant Maturity Treasury Index
MSCO	Morgan Stanley & Co. LLC	EGP	Egyptian Pound	CIBOR	Copenhagen Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC	EUR	Euro	COLIBOR	Colombia Overnight Interbank Rate
NOMU	Nomura International PLC	GBP	British Pound	DAX	Deutscher Aktienindex
SEBA	Skandinaviska Enskilda Banken AB	HKD	Hong Kong Dollar	DJIA	Dow Jones Industrial Average
		HUF	Hungarian Forint	ECX	European Climate Exchange
		IDR	Indonesian Rupiah	EONIA	Euro OverNight Index Average
		INR	Indian Rupee	ETF	Exchange Traded Fund
		JPY	Japanese Yen	EURIBOR	Euro Interbank Offered Rate
		KZT	Kazakhstani Tenge	Euro STR	Euro Area Euro Short Term Rate
		MXN	Mexican Peso	FEDEF	Federal Funds Effective Rate
		MYR	Malaysian Ringgits
		NOK	Norwegian Krone	FRN	Floating Rate Note
		NZD	New Zealand Dollar	FTSE	Financial Times Stock Exchange
		PEN	Peruvian Nuevo Sol	HIBOR	Hong Kong Interbank Offered Rate
		PLN	Polish Zloty	HONIA	Hong Kong Overnight Index Average
		PYG	Paraguayan Guarani	IBEX	Iberian Index
		SEK	Swedish Krona	ICE	Intercontinental Exchange
		SGD	Singapore Dollar	JIBAR	Johannesburg Interbank Agreed Rate
		TRY	Turkish Lira	JSE	Johannesburg Stock Exchange Index
		USD	United States Dollar	KLIBOR	Kuala Lumpur Interbank Offered Rate
		ZAR	South African Rand	MIB	Milano Italia Borsa
				MIBOR	Mumbai Interbank Offered Rate
Index				MSCI	Morgan Stanley Capital International
CDX.EM	CDX Emerging Markets Index			NIBOR	Norwegian Interbank Offered Rate
CDX.NA.HY	CDX North America High Yield Index			NZOCR	Reserve Bank of New Zealand Cash Rate
CDX.NA.IG	CDX North America Investment Grade Index			OAT	Obligation Assumable by the Treasurer
ITRX.EUR	iTraxx Europe Index			PIK	Payment In-Kind
ITRX.EUR.FIN	iTraxx Europe Financials Index			RBACR	Reserve Bank of Australia’s Cash Rate
ITRX.EUR.XOVER	iTraxx Europe Crossover Index			REIT	Real Estate Investment Trust
				SABOR	South African Benchmark Overnight Rate
				SORA	Singapore Overnight Rate Average
				SARON	Swiss Average Rate Overnight
				SOFR	Secured Overnight Financing Rate
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor’s Depositary Receipt
				SPI	Swiss Performance Index
				STIBOR	Stockholm Interbank Offered Rate
				STR	Short Term Rate
				TLREF	Turkish Lira Overnight Reference Rate
				TONAR	Tokyo Overnight Average Rate
				TOPIX	Tokyo Price Index
				TSX	Toronto Stock Exchange

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
The following reference rates, and their values as of year end, are used for security description:

Reference Index	Reference Rate
1-Day EONIA	1.925%
1-Day FEDEF	3.890
1-Day HONIA	3.087
1-Day NZOCR	2.250
1-Day RBACR	3.600
1-Day SABOR	6.724
1-Day SARON	(0.038)
1-Day SONIA	3.969
1-Day SORA	1.052
1-Day TONAR	0.477
1-Month EURIBOR	1.946
1-Month SOFR	3.864
1-Week CIBOR	1.810
1-Week NIBOR	4.040
1-Week STIBOR	1.762
3-Month JIBAR	6.783
3-Month SOFR	3.787
6-Month BUBOR	6.480
Banxico Mexico 1 Month Rate	7.250
BRLCDI	14.900
COLIBOR	8.658
Euro STR	1.925
EURIBOR	2.060
HIBOR	3.183
KLIBOR	3.260
MIBOR	5.590
SOFR	4.120
TONAR	0.477
TLREF	39.383
US 5-Year CMT	3.590

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Changes in and Disagreements with AccountantsFor the period covered by this report.
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report.
Not applicable.
Renumeration Paid to Directors, Officers and OthersFor the period covered by this report.
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund`s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements For the period covered by this report.
and Sub-Advisory Agreements (unaudited)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund
(Fund)
The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in person meeting held on May 28, 2025, unanimously approved the continuance of the Fund’s investment management agreement with K2/D&S Management Co., L.L.C. (K2 Advisors), and continuance of each sub-advisory agreement between K2 Advisors and each of the following sub-advisors (the Sub-Advisors):
ActusRayPartners Limited
Apollo Credit Management, LLC
Bardin Hill Arbitrage IC Management L.P.
Capital Fund Management S.A.
Electron Capital Partners, LLC
Graham Capital Management, L.P.
Jennison Associates LLC
Lazard Asset Management LLC
RBC Global Asset Management (UK) Limited /
RBC Global Asset Management (U.S.) Inc.
Franklin Advisers, Inc. (FAV)
The Board also approved the assignment and assumption of the Fund’s investment management agreement and each sub-advisory agreement to FAV in connection with an internal reorganization at Franklin Templeton expected to occur on or about September 2, 2025. Employees of K2 Advisors who currently provide investment management and investment-related services to the Fund will become employees of FAV and will continue to provide the same investment management and investment-related services to the Fund under the same investment management fee schedule. Upon the transfer of the investment management agreement to FAV, the current sub-advisory agreement between K2 Advisors and FAV for the Fund will be terminated. This transfer will not involve a change in actual control or management of the Fund’s investment manager and the same individuals will continue to provide portfolio management services to the Fund. Because there is no actual change in control or management of the investment manager, this transfer does not constitute an “assignment” of the investment management agreement or the sub-advisory agreements for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.
Prior to a meeting of all of the trustees for the purpose of considering such continuance, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of K2 Advisors and representatives of certain Sub-Advisors (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the continuance of the investment management agreement and the continuance of the sub-advisory agreements for the Fund, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.
In making the foregoing approvals, the Board considered various materials related to the investment management agreement and the sub-advisory agreements including: (1) a copy of the investment management agreement and sub-advisory agreements; (2) information describing the nature, quality and extent of services that K2 Advisors and each Sub-Advisor provided, and are expected to provide, to the Fund, and the investment management fees and sub-advisory fees payable to K2 Advisors and each Sub-Advisor; (3) reports from K2 Advisors on the continued diligence conducted on each Sub-Advisor and the reasons for recommending continuance of each of the sub-advisory agreements, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions; and (4) a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT

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family of funds and management’s continued development of strategies to address areas of evolving changes in domestic policy and continuing geopolitical concerns.
The Board also took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, derivatives, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the FT complex in comparison to those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by K2 Advisors and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered K2 Advisors’ methods of operation within the FT group and its activities on behalf of other clients.
The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (Lipper), comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by Lipper (Broadridge Section 15(c) Report). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios and performance. The Board considered K2 Advisors’ views that the peer group determined by Lipper for comparison purposes may not be an entirely appropriate representation of the Fund’s peer universe. K2 Advisors explained that the universe of funds that are managed using multi-manager, multistrategy structures, like the Fund, continues to evolve, and has presented challenges in identifying an appropriate set of peers for the Fund. It was noted by K2 Advisors that the peer group compiled by Lipper includes single-manager funds which, due to their nature and relative simplicity, have lower expense ratios and are not true peers for fee comparison purposes (Base Expense Group). Because some of the sponsors of funds with multi-manager strategies that K2 Advisors considers to be peers were excluded from the peer group determined by Lipper, K2 Advisors requested a second peer group including funds that K2 Advisors considers to be peer funds (Alternate Expense Group) for the Board’s consideration. While noting the limitations of the Broadridge Section 15(c) Report, the Board concluded that the Broadridge Section 15(c) Report was helpful in the performance of its duties and took into account the Alternate Expense Group as part of its considerations.
In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against K2 Advisors and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters. The independent trustees also received reports from the Trust’s Chief Compliance Officer on regulatory inquiries and pending legal actions against the Sub-Advisors applicable to the services provided/to be provided by the Sub-Advisors to the Fund and noted that there were not any issues in this regard that should prevent the continuance of the sub-advisory agreements.
The trustees reviewed the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of K2 Advisors and each Sub-Advisor, including each management team’s expertise in the management of other alternative strategies funds. As part of this review, particular attention was given to (1) the diligent risk management program of K2 Advisors and its parent, including those aspects of the program related to selecting and overseeing sub-advisors to the Fund and continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, (2) each Sub-Advisor’s risk management program, and (3) derivatives and other complex instruments that are held and expected to be held by the Fund and how such instruments are used to carry out the Fund’s investment goal.
The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of K2 Advisors’ parent company and its commitment to the mutual fund business. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting. In addition, the Board received updates from management on the compliance of the investment manager with comprehensive rules and regulations promulgated by the SEC and the U.S. Commodity Futures Trading Commission.
In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did

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not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by K2 Advisors and each Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and K2 Advisors’ and each Sub-Advisor’s investment strategy and sub-strategy, and K2 Advisors’ and each Sub-Advisor’s ability to implement such investment strategy and/or sub-strategy, including, but not limited to, K2 Advisors’ and each Sub-Advisor’s trading practices, investment decision processes and reputation. The Board also considered the investment management services that the investment manager and the Sub-Advisors (as applicable) provide to the Cayman Islands-based company, which is wholly owned by the Fund (Cayman Subsidiary).
The Board noted that the Fund employs a “manager of managers” structure, whereby K2 Advisors is responsible for selecting sub-advisors (subject to Board approval), principally allocating the Fund’s assets among them, and overseeing the sub-advisors’ day-to-day management of the Fund’s assets. The Board noted the responsibilities that K2 Advisors has as the Fund’s investment manager, including (1) due diligence on the Sub-Advisors and any potential new sub-advisors to the Fund, their respective trading strategies, risk management, operations and businesses, (2) on-going oversight and monitoring of the day-to-day investment activities of Sub-Advisors and other service providers, including their respective compliance with the investment mandate and restrictions, compliance policies and procedures and federal securities laws, and K2 Advisors’ ongoing assessment of their performance, (3) portfolio construction with respect to the allocation of assets among Sub-Advisors, investment funds, cash and other investments, (4) directly managing a portion of the Fund’s assets which are not allocated to Sub-Advisors, (5) risk management, (6) preparing quarterly reports to the Board, and (7) the implementation of Board directives as they relate to the Fund. The Trustees also considered the successful performance of K2 Advisors in managing the Fund and other investment products with similar investment strategies to the investment strategies of the Fund that are not subject to the Investment Company Act of 1940.
With respect to the sub-advisory services provided, and to be provided, by each Sub-Advisor, the Board noted the responsibilities that each Sub-Advisor has with respect to the portion of the Fund’s assets allocated to the Sub-Advisor by K2 Advisors (Sub-Advised Portion), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies and limitations of the Sub-Advised Portion. The trustees considered the performance of each Sub-Advisor in managing the Fund (as applicable) and other investment products with similar investment strategies to the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies. The Board considered K2 Advisors’ rationale for recommending the retention of each Sub-Advisor.
The trustees reviewed the Fund’s portfolio management teams at K2 Advisors and each Sub-Advisor, including each such team’s performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation for K2 Advisors’ portfolio management team and noted that a portion of a K2 Advisors’ portfolio manager’s incentive-based compensation is paid in shares of pre-designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees considered periodic reports provided to them showing that K2 Advisors and the Sub-Advisors complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the FT group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The Board specifically noted FT’s commitment to technological innovation and advancement, including continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
The trustees discussed with management various other products, portfolios and entities that are advised by K2 Advisors and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.
The Board also considered a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities as such programs and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board considered the selection and due diligence process employed by K2 Advisors in selecting and deciding to retain each Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance and risk management capabilities. The trustees considered K2 Advisors’ significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.
The Board also considered the nature, extent and quality of the services to be provided under the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to Fund shareholders by an affiliate of K2 Advisors,

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noting favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by K2 Advisors and its affiliates and each Sub Advisor to the Fund and its shareholders and were confident in the abilities of K2 Advisors and each Sub-Advisor to implement their respective investment strategy and/or sub-strategy and to provide quality services to the Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed the investment performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.
As part of their review, they inquired of management regarding benchmark and hedging activities. Consideration was also given to performance in the context of available levels of cash, including as affected by net flows, during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund and each Sub-Advisor.
In addition, attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of the Fund (Advisor Class shares) in comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper, included all institutional alternative multi-strategy funds. The Fund had total returns in the best performing quintile for the one-year period ended December 31, 2024, total returns in the second-lowest performing quintile for the three-year period ended December 31, 2024, total returns in the middle performing quintile for the five-year period ended December 31, 2024 and total returns in the second-best performing quintile for the ten-year period ended December 31, 2024. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The Board was encouraged by the improved performance in 2024, noting the initial success of the enhancements to the investment strategy that were implemented in the first quarter of 2024. While satisfied with the performance for the one-year period ended December 31, 2024, the Board noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND PROFITABILITY. The trustees considered the cost of the services provided, and to be provided, by K2 Advisors and each Sub-Advisor and the profits realized by K2 Advisors and its affiliates from their relationships with the Fund. As part of the renewal process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In this regard, the trustees took into account the introduction in 2020 of breakpoints in the investment management fee schedule of the Fund, which were designed to better position the Fund for potential asset growth. In addition, and following on-going discussions with the independent trustees with respect to the investment management fees and expense ratio of the Fund, the trustees took into account the reduction in 2024 in (i) the investment management fees from 1.90% to 1.70% for the initial investment management fee rate (and with corresponding 0.20% decreases for each breakpoint in the investment management fee schedule), and (ii) the cap in the fee waiver and expense limitation arrangement from 1.90% to 1.70%. In considering the appropriateness of the management fees and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of K2 Advisors personnel. The Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and/or to be provided, by K2 Advisors and each Sub-Advisor, as more fully discussed above. The Board also considered the changes negotiated by K2 Advisors in the sub-advisory fees charged by the Sub-Advisers, including the addition of breakpoints in the sub-advisory fee schedules of certain Sub-Advisors in the past few years. The Board noted that the sub-advisory fees are paid by K2 Advisors to each Sub-Advisor and are not additional fees borne by the Fund. The Board also noted that the sub-advisory fees paid, and to be paid, by K2 Advisors to each Sub-Advisor were the product of arms-length negotiations between K2 Advisors and each Sub-Advisor.
Furthermore, the Board took into account that information regarding Sub-Advisor profitability is not legally required to be provided. Accordingly, profitability information of the sub-advisors was given lesser weight than other factors. In addition, the Board considered the allocation of the investment management fees charged to the Fund between K2 Advisors and each Sub-Advisor in light of the nature, extent and quality of the investment management services provided, and to be provided, by K2 Advisors and each Sub-Advisor. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement in effect, and the amount of Fund expenses that were absorbed since inception of the Fund by K2 Advisors through such waivers and arrangements. The Board also considered the investment management services that the investment manager and the Sub-Advisors (as applicable) provide to the Cayman Subsidiary and the related fee waivers that are in place.
Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fees and total expense ratio of the Fund in comparison to those of a group of other funds selected by Lipper as its appropriate Lipper expense group.
Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
In reviewing comparative costs, emphasis was given to the Fund’s contractual management fees in comparison with the contractual management fees that would have been charged

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Advisor Class shares. The Fund’s contractual management fee rate was in the second-most expensive quintile of its Base Expense Group and its Alternate Expense Group. The Fund’s total expenses were also in the second-most expensive quintile of its Base Expense Group and its Alternate Expense Group.
Noting (i) that the Fund’s contractual management fees and total expenses were lower than the Fund’s primary competitor, (ii) the factors and limitations with respect to the Broadridge Section 15(c) Report (including the inclusion of single-manager funds in the Base Expense Group), and (iii) factors relating to the Fund’s operations, such as the quality and experience of K2 Advisors and the Sub-Advisors and the nature and quality of the services provided and to be provided by K2 Advisors and the Sub-Advisors, the Board found such comparative fees and expenses to be acceptable.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc. (FRI), from its overall U.S. fund business, as well as profitability to K2 Advisors and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2024, the most recent fiscal year-end of FRI. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. The Board also noted that an independent registered public accounting firm has been engaged by K2 Advisors to periodically review and assess the allocation methodologies to be used solely by the Board with respect to the profitability analysis.
The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; a comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of K2 Advisors and its parent. In discussing the Profitability Study with the Board, K2 Advisors stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of FAV serving as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, and the expected impact of the engagement of FAV on the amount of Fund expenses being waived by K2 Advisors, (2) the level of sub-advisory fees to be paid to FAV, and (3) whether there is a conflict of interest from which K2 Advisors or the FAV derives an inappropriate advantage and concluded that no such inappropriate advantage existed.
The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements. The trustees also considered the extent to which K2 Advisors and the Sub-Advisors may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the trustees determined that the level of profits realized by K2 Advisors and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided. In addition, the Board noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
ECONOMIES OF SCALE. The Board considered economies of scale realized by K2 Advisors and its affiliates and the Sub-Advisors as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The trustees noted that benefits of economies of scale will, depending on the fee waiver and expense limitation arrangement in effect at the time, potentially be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund. The Board also considered the fee waiver and expense limitation arrangement in effect, and the amount of Fund expenses that were absorbed since inception of the Fund by K2 Advisors through such waiver and arrangement. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.
CONCLUSION
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Fund’s investment management agreement and each sub-advisory agreement for an additional one-year period.

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© 2026 Franklin Templeton Investments. All rights reserved.	18120-SFSOI 01/26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Alternative Strategies Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	January 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 27, 2026